SEMI-ANNUAL REPORT

President's Message

Dear Fellow Shareholder:

We are pleased to present the Semi-Annual Report for Federated American Leaders Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and financial statements.

At the end of the reporting period, the selected high-quality stocks in the fund's portfolio included 103 holdings that represent major industry groups, and include leaders like Allstate, Anheuser-Busch, AT&T, Boeing, Exxon Mobil, General Motors and Wal-Mart.

For the six-month reporting period, the fund produced a total return of (4.25%) through income totaling $0.189 per share, capital gains totaling $0.573 per share, and a net asset value decrease of $1.63.1 On June 30, 2000, the fund's net assets reached $458 million.

Thank you for participating in the long-term growth of American companies through Federated American Leaders Fund II. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The six-month reporting period ended June 30, 2000, provided anemic results from the stock market with the Standard & Poor's 5001 (S&P 500) returning (0.42%). Despite a few difficult months for growth stocks, value, as defined by the S&P/Barra Value Index,2 lagged with a (4.07%) return during the time period versus 2.58% for the S&P/Barra Growth Index.3 Value sectors lagged as investors continue to fear that the Federal Reserve Board's (the "Fed's") cumulative 175 basis points of tightening will result in a "hard landing." Growth's strong relative performance was not driven by Technology, which was up 3.2% in the reporting period, but by Healthcare. The relative safety and stability of the pharmaceuticals, and strong earnings momentum of the healthcare maintenance organizations (HMOs) and hospitals drove the Healthcare sector to a 24.0% return. Following Healthcare were Utilities, up 19.1%, and Energy, up 4.5%. Sectors displaying weakness were Basic Materials, down 24.7%, Consumer Cyclicals, down 18.9%, and Communications Services, down 14.8%.

1 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indexes are unmanaged and investments cannot be made in an index.

2 S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest book-to-price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

3 S&P 500/Barra Value Index is a market capitalization-weighted index of the all the stocks in the S&P 500 Index that have high price-to-book ratios.

The fund returned (4.25%)4 for the reporting period, underperforming both the S&P 500 and the median Lipper Multi-Cap Value Fund which returned (0.47%) and (1.10%), respectively.5 Leading sectors for the half included Healthcare, Utilities and Energy (up 5%). Lagging sectors included Basic Materials, Consumer Cyclicals, and Communication Services (down 15%). Aiding performance relative to the S&P 500 for the half was an overweight in Utilities, and favorable security selection in Healthcare (Oxford Health Plans, up 88%, and Abbott Laboratories, up 23%) and Energy (Schlumberger, up 33%). More than offsetting these favorable influences were both an underweight in Technology and unfavorable security performance of our holdings in the sector (Novell, down 77%, Unisys, down 54%, and Motorola, down 41%). Other sectors that dragged down performance were Capital Goods (Honeywell, down 42%) and Finance (Conseco, down 45%).

Our equity market outlook remains the same: U.S. stocks are overvalued, but pockets of reasonable valuation exist within the market. Despite the recent correction in Technology stocks, the valuation differentials between the "haves" and "have nots" remains extremely wide. The S&P Technology sector is still valued at 50 times forward earnings. This is historically unprecedented and remains amazing given the historic difficulty of developing a sustainable and defendable, profitable franchise in such a rapidly evolving and volatile area of the economy. Over one-third of the stocks in the portfolio trade for less than 11 times forward 12-month earnings, a huge discount to the S&P 500 which trades at 25 times forward 12-month earnings. However, the catalyst to unwind these valuation differences remains to be seen, and the specter of rising interest rates and increased inflation keeps a damper on "Old Economy" valuations. Many "New Economy" investors believe that Technology shares will be immune to rising rates, but "Old Economy" companies still generate the majority of capital spending. At some point, investors will recognize the disparities between the market values and franchise values of many overlooked leading companies and will gravitate back toward these names given their compelling risk/reward profile. We believe that the portfolio is well positioned to take advantage of this rotation when it occurs.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

5 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--96.5%
		Basic Materials--2.3%
156,500		Corn Products International, Inc.	$4,147,250
81,000		Nucor Corp.	2,688,187
79,200		PPG Industries, Inc.	3,509,550

		TOTAL	10,344,987

		Capital Goods--9.5%
182,000		Boeing Co.	7,609,875
78,700		Honeywell International, Inc.	2,651,206
111,400		Ingersoll-Rand Co.	4,483,850
13,400		Johnson Controls, Inc.	687,587
198,304		Koninklijke (Royal) Philips Electronics NV, ADR	9,419,440
41,100		Minnesota Mining & Manufacturing Co.	3,390,750
59,700		Textron, Inc.	3,242,456
157,682		Tyco International Ltd.	7,470,185
125,500	[1]	Viasystems Group, Inc.	2,031,531
125,900		Waste Management, Inc.	2,392,100

		TOTAL	43,378,980

		Communication Services--7.5%
132,650		AT&T Corp.	4,195,056
21,500		BCE, Inc.	511,969
122,300		GTE Corp.	7,613,175
88,000	[1]	MCI Worldcom, Inc.	4,037,000
127,200		SBC Communications, Inc.	5,501,400
45,200		Sprint Corp. (Fon Group)	2,305,200
21,000		Telephone and Data System, Inc.	2,105,250
92,200		U.S. West, Inc.	7,906,150

		TOTAL	34,175,200

Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--10.4%
137,000		Block (H&R), Inc.	$4,435,375
125,400		Brunswick Corp.	2,076,937
188,400	[1]	Cendant Corp.	2,637,600
114,800		Cooper Tire & Rubber Co.	1,277,150
106,539		Delphi Auto Systems Corp.	1,551,474
94,400	[1]	Federated Department Stores, Inc.	3,186,000
112,100		Ford Motor Co.	4,820,300
45,428		General Motors Corp.	2,637,663
15,946		General Motors Corp., Class H	1,399,261
256,800	[1]	K Mart Corp.	1,749,450
75,400		Knight-Ridder, Inc.	4,010,337
85,300		Liz Claiborne, Inc.	3,006,825
161,600		Sherwin-Williams Co.	3,423,900
342,600	[1]	Toys `R' Us, Inc.	4,989,112
20,300		TRW, Inc.	880,512
14,678	[1]	Visteon Corp.	177,966
95,900		Wal-Mart Stores, Inc.	5,526,237

		TOTAL	47,786,099

		Consumer Staples--11.7%
65,500		Anheuser-Busch Cos., Inc.	4,892,031
88,000	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	2,134,000
178,100	[1]	Charter Communications, Inc., Class A	2,927,519
68,300		Kimberly-Clark Corp.	3,918,713
221,200		News Corp., Ltd., ADR	10,507,000
143,300		Philip Morris Cos., Inc.	3,806,406
220,700		Sara Lee Corp.	4,262,269
288,000		UST, Inc.	4,230,000
103,800	[1]	Viacom, Inc., Class A	7,097,325
145,478	[1]	Viacom, Inc., Class B	9,919,781

		TOTAL	53,695,044

Shares			Value
		COMMON STOCKS--continued
		Energy--8.1%
151,400		Ashland, Inc.	$5,308,462
103,500		Diamond Offshore Drilling, Inc.	3,635,437
100,818		Exxon Mobil Corp.	7,914,213
105,500		Royal Dutch Petroleum Co., ADR	6,494,844
92,900		Schlumberger Ltd.	6,932,662
104,100		Sunoco, Inc.	3,064,444
15,081		Transocean Sedco Forex, Inc.	805,891
110,300		USX-Marathon Group	2,764,394

		TOTAL	36,920,347

		Financials--16.0%
66,371	[2]	ABB AB, ADR	7,969,485
166,500		Allstate Corp.	3,704,625
114,700		Bank of America Corp.	4,932,100
132,594		Bear Stearns Cos., Inc.	5,519,225
61,950		Chase Manhattan Corp.	2,853,572
54,500		CIGNA Corp.	5,095,750
352,500		CIT Group, Inc., Class A	5,728,125
449,921		Conseco, Inc.	4,386,730
73,400		Countrywide Credit Industries, Inc.	2,224,937
139,200		Lincoln National Corp.	5,028,600
88,900		Loews Corp.	5,334,000
53,400		Marsh & McLennan Cos., Inc.	5,576,963
109,000		MBIA, Inc.	5,252,438
119,200		PNC Financial Services Group	5,587,500
136,100		Washington Mutual, Inc.	3,929,888

		TOTAL	73,123,938

		Health Care--9.8%
137,000		Abbott Laboratories	6,105,063
89,600		Baxter International, Inc.	6,300,000
112,600		Bristol-Myers Squibb Co.	6,558,950
481,800	[1]	Healthsouth, Corp.	3,462,938
81,800		Merck & Co., Inc.	6,267,925
166,200	[1]	Oxford Health Plans, Inc.	3,957,638
131,597		Pharmacia & Upjohn, Inc.	6,801,920
63,300		United Healthcare Corp.	5,427,975

		TOTAL	44,882,409

Shares			Value
		COMMON STOCKS--continued
		Technology--16.0%
172,500		Compaq Computer Corp.	$4,409,531
91,300		Computer Associates International, Inc.	4,673,419
52,300	[1]	Computer Sciences Corp.	3,906,156
123,100		Electronic Data Systems Corp.	5,077,875
186,900		First Data Corp.	9,274,913
65,400		International Business Machines Corp.	7,165,388
73,700	[1]	Lexmark International Group, Class A	4,956,325
43,300		Lucent Technologies, Inc.	2,565,525
37,400		Micron Technology, Inc.	3,293,538
121,500		Motorola, Inc.	3,531,094
33,763		Nortel Networks Corp.	2,304,325
179,400	[1]	Novell, Inc.	1,659,450
97,200	[1]	Seagate Technology, Inc.	5,346,000
142,100	[1]	Sun Microsystems, Inc.	12,922,219
154,200	[1]	Unisys Corp.	2,245,538

		TOTAL	73,331,296

		Utilities--5.2%
86,600		Coastal Corp.	5,271,775
175,000		Edison International	3,587,500
213,200		Entergy Corp.	5,796,375
101,200		FPL Group, Inc.	5,009,400
39,600		Montana Power Co.	1,398,375
71,500		Williams Cos., Inc.	2,980,656

		TOTAL	24,044,081

		TOTAL COMMON STOCKS (IDENTIFIED COST $393,008,876)	441,682,381

Shares or Principal Amount			Value
		PREFERRED STOCKS--2.1%
		Consumer Cyclicals--0.2%
42,000		Cendant Corp., Conv. Pfd., $0.94	$913,500

		Financials--1.0%
67,000		Metropolitan Life Insurance Co., Conv. Pfd., $4.00	4,635,563

		Transportation--0.9%
103,000		Union Pacific Capital Trust, Conv. Pfd.	4,302,207

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $8,657,961)	9,851,270

		REPURCHASE AGREEMENT--1.4%[3]
$6,210,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	6,210,000

		TOTAL INVESTMENTS (IDENTIFIED COST $407,876,837)[4]	$457,743,651

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 2000, these securities amounted to $7,969,845 which represents 1.7% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $407,876,837. The net unrealized appreciation of investments on a federal tax basis amounts to $49,866,814 which is comprised of $109,867,810 appreciation and $60,000,996 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($457,712,439) at June 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MBIA	--Municipal Bond Insurance Association

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $407,876,837)		$457,743,651
Cash		870
Income receivable		604,541
Receivable for investments sold		442,357

TOTAL ASSETS		458,791,419

Liabilities:
Payable for investments purchased	$1,045,045
Accrued expenses	33,935

TOTAL LIABILITIES		1,078,980

Net assets for 23,849,643 shares outstanding		$457,712,439

Net Assets Consist of:
Paid in capital		$400,520,495
Net unrealized appreciation of investments		49,866,814
Accumulated net realized gain on investments		2,817,338
Undistributed net investment income		4,507,792

TOTAL NET ASSETS		457,712,439

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$457,712,439 ÷ 23,849,643 shares outstanding		$19.19

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $47,290)		$6,016,514
Interest		485,250

TOTAL INCOME		6,501,764

Expenses:
Investment adviser fee	$1,712,489
Administrative personnel and services fee	171,940
Custodian fees	19,431
Transfer and dividend disbursing agent fees and expenses	14,247
Directors'/Trustees' fees	2,584
Auditing fees	9,807
Legal fees	4,902
Portfolio accounting fees	44,232
Share registration costs	9,574
Printing and postage	14,263
Miscellaneous	1,819

TOTAL EXPENSES	2,005,288

Expense Reduction:
Fees paid indirectly from directed broker arrangements	(3,559)

Net expenses		2,001,729

Net investment income		4,500,035

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,202,527
Net change in unrealized appreciation of investments		(27,948,642)

Net realized and unrealized loss on investments		(24,746,115)

Change in net assets resulting from operations		$(20,246,080)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,500,035	$4,330,731
Net realized gain on investments and foreign currency transactions ($3,202,527 and $13,064,865, respectively, as computed for federal tax purposes)	3,202,527	13,177,434
Net change in unrealized appreciation on investments	(27,948,642)	10,004,857

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,246,080)	27,513,022

Distributions to Shareholders:
Distributions from net investment income	(4,310,915)	(3,909,272)
Distributions from net realized gains on investments	(13,042,541)	(39,204,562)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,353,456)	(43,113,834)

Share Transactions:
Proceeds from sale of shares	39,767,291	139,737,593
Net asset value of shares issued to shareholders in payment of distributions declared	17,353,452	43,113,823
Cost of shares redeemed	(39,234,810)	(108,036,281)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,885,933	74,815,135

Change in net assets	(19,713,603)	59,214,323

Net Assets:
Beginning of period	477,426,042	418,211,719

End of period (including undistributed net investment income of $4,507,792 and $4,318,672, respectively)	$457,712,439	$477,426,042

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$20.82	$21.68	$19.63	$15.26	$12.80	$ 9.74
Income From Investment Operations:
Net investment income	0.19	0.19	0.20	0.19	0.19	0.20
Net realized and unrealized gain (loss) on investments	(1.06)	1.19	3.20	4.64	2.54	3.06

TOTAL FROM INVESTMENT OPERATIONS	(0.87)	1.38	3.40	4.83	2.73	3.26

Less Distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.10)	(0.10)	(0.18)	(0.19)
Distributions in excess of net investment income[1]	--	--	--	--	--	(0.01)
Distributions from net realized gain on investments	(0.57)	(2.04)	(1.25)	(0.36)	(0.09)	--

TOTAL DISTRIBUTIONS	(0.76)	(2.24)	(1.35)	(0.46)	(0.27)	(0.20)

Net Asset Value, End of Period	$19.19	$20.82	$21.68	$19.63	$15.26	$12.80

Total Return[2]	(4.25%)	6.67%	17.62%	32.34%	21.58%	33.71%

Ratios to Average Net Assets:

Expense	0.88%[3]	0.88%	0.88%	0.85%	0.85%	0.85%

Net investment income	1.97%[3]	0.95%	1.06%	1.18%	1.54%	2.03%

Expenses waiver/reimbursement[4]	--	--	0.01%	0.09%	0.22%	1.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$457,712	$477,426	$418,212	$305,796	$142,216	$48,514

Portfolio turnover	25%	29%	58%	56%	90%	43%

1 Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	2,025,252	6,640,732
Shares issued to shareholders in payment of distributions declared	883,561	2,130,129
Shares redeemed	(1,990,181)	(5,132,532)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	918,632	3,638,329

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Expense Reduction

The Trust directs certain portfolio trades to a broker, that in turn, pays a portion of the Fund's operating expenses. For the six months ended June 30, 2000, the Fund's expenses were reduced by $3,559 under these arrangements.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000, were as follows:

Purchases	$119,839,469

Sales	$110,912,337

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated American Leaders Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916405

G00433-04 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report for Federated Growth Strategies Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's growth stock holdings and financial statements.

Federated Growth Strategies Fund II is managed to help your investment grow over the long term through a highly diversified portfolio of common stocks issued by large, quality companies. At the end of the reporting period, the fund's extensive list of stock holdings included many well-known names like Alcoa, America Online, AT&T, Apple Computer, Home Depot, Morgan Stanley, Dean Witter, Pfizer and Wal-Mart.

This diversified portfolio produced a six-month total return of (2.41%) through capital gain distribution of $2.306 and a net asset value decrease of $2.67.1 On June 30, 2000, net assets reached $150 million.

Thank you for putting your money to work in quality American companies through the diversification and professional management of Federated Growth Strategies Fund II. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The Federated Growth Strategies Fund II total return was (2.41%) for the six-month reporting period.1 The average fund within the Lipper Multi-Cap Growth Fund universe was up 5.8%.2 The Federated Growth Strategies Fund II lagged its peers as it tends to have a portfolio of faster-growing growth stocks than the average fund in its Lipper peer universe. Stocks within Technology, Consumer Staples (mainly media and cable/satellite-to-the-home) and Communication Services were the hardest hit and were the primary reason for the fund's relative underperformance. Consumer staples were particularly difficult as our sector exposure traded off while the sector in general was up for the six-month reporting period.

The fund made very modest strategic changes within the portfolio during the reporting period. The changes in sector weightings were generally driven by the relative performance of the sectors (Technology and Consumer Staples became smaller; Health Care, larger). We do not foresee any major changes in the near future as the opportunities to find attractive growth stocks still appear strongly biased toward the sectors of Technology, Communication Services and Health Care.3 This should be especially true as the economy cools, weighing on the growth potential of the more cyclically sensitive sectors. The median market capitalization of the fund moved down modestly to $14 billion.

The six-month reporting period ended with the faster, higher-risk growth stocks being sold off in favor of almost anything else. The market's apprehension became manifest in March and was fueled by a variety of events, the most important of which was continued Federal Reserve Board tightening (and the prospects for more through the summer). April and May were particularly challenging for faster growth stocks as inflation fears gained strength and investors fled higher price to earnings stocks in every sector. The beginning of June saw the start of a string of economic indicators that pointed to signs that the economy may be starting to cool off. The most prominent indicator was the Nonfarm Payrolls, which showed that tight labor markets may be starting to slacken. With these signs, technology and other faster-growth stocks began to rally off their lows as we moved through June.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 Lipper figures represent the average of the total returns reported by all of the funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

3 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--98.4%
		Basic Materials--1.1%
37,200		Alcoa, Inc.	$1,078,800
22,900		Westvaco Corp.	568,206

		TOTAL	1,647,006

		Capital Goods--4.9%
27,400	[1]	Flextronics International Ltd.	1,882,038
16,125		Molex, Inc.	776,016
23,900	[1]	Sanmina Corp.	2,043,450
19,600	[1]	Sealed Air Corp.	1,026,550
33,900		Tyco International Ltd.	1,606,012

		TOTAL	7,334,066

		Communication Services--8.3%
20,600	[1]	Adelphia Business Solutions, Inc.	477,663
21,800	[1]	ITXC Corp.	771,856
18,500	[1]	Level 3 Communications, Inc.	1,628,000
83,600	[1]	McLeodUSA, Inc., Class A	1,729,475
27,200	[1]	NEXTEL Communications, Inc., Class A	1,664,300
29,400	[1]	NEXTLINK Communications, Inc.	1,115,363
8,700	[1]	NTL, Inc.	520,912
22,900		Sprint Corp. (Fon Group)	1,167,900
13,000	[1]	Sprint Corp. (PCS Group)	773,500
9,700	[1]	VoiceStream Wireless Corp.	1,128,080
44,900	[1]	WinStar Communications, Inc.	1,520,987

		TOTAL	12,498,036

		Consumer Cyclicals--5.9%
22,000	[1]	BJ's Wholesale Club, Inc.	726,000
27,100		Circuit City Stores, Inc.	899,381
43,300	[1]	Gemstar International Group Ltd.	2,660,920
23,550		Home Depot, Inc.	1,176,028
28,200	[1]	MIPS Technologies, Inc.	1,198,500
11,200		Omnicom Group, Inc.	997,500
11,200		Wal-Mart Stores, Inc.	645,400
16,200	[1]	Xcelera.com, Inc.	550,800

		TOTAL	8,854,529

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--7.4%
81,400	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	$1,973,950
38,200	[1]	EchoStar Communications Corp., Class A	1,264,778
36,700		News Corp., Ltd., ADR	1,743,250
12,400	[1]	Patterson Dental Co.	632,400
58,700		Philip Morris Cos., Inc.	1,559,219
25,500	[1]	UnitedGlobalCom, Inc., Class A	1,192,125
9,900	[1]	Univision Communications, Inc., Class A	1,024,650
17,600	[1]	Westwood One, Inc.	600,600
27,500	[1]	XM Satellite Radio Holdings, Inc., Class A	1,029,531

		TOTAL	11,020,503

		Energy--7.1%
29,000		Diamond Offshore Drilling, Inc.	1,018,625
36,800		ENSCO International, Inc.	1,317,900
46,500	[1]	Global Marine, Inc.	1,310,719
60,800	[1]	Grant Prideco, Inc.	1,520,000
14,700		Murphy Oil Corp.	873,731
30,700	[1]	Nabors Industries, Inc.	1,275,969
26,700	[1]	Noble Drilling Corp.	1,099,706
50,500	[1]	R&B Falcon Corp.	1,189,906
27,500		Weatherford International, Inc.	1,094,844

		TOTAL	10,701,400

		Financials--6.2%
24,900		American Express Co.	1,297,913
32,700		Citigroup, Inc.	1,970,175
19,700	[1]	Knight Trading Group, Inc.	587,306
17,000		Lehman Brothers Holdings, Inc.	1,607,562
9,500		Merrill Lynch & Co., Inc.	1,092,500
18,500		Morgan Stanley, Dean Witter & Co.	1,540,125
13,450		Providian Financial Corp.	1,210,500

		TOTAL	9,306,081

		Health Care--11.8%
4,900	[1]	Affymetrix, Inc.	809,113
12,200		American Home Products Corp.	716,750
11,500	[1]	Biogen, Inc.	741,750
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
15,100	[1]	Chiron Corp.	$717,250
11,900	[1]	Forest Laboratories, Inc., Class A	1,201,900
9,400		Genentech, Inc.	1,616,800
8,900	[1]	Human Genome Sciences, Inc.	1,187,038
17,100		Lilly (Eli) & Co.	1,707,863
14,000	[1]	Maxim Pharmaceuticals, Inc.	719,250
14,400	[1]	Medimmune, Inc.	1,065,600
8,500	[1]	Millennium Pharmaceuticals, Inc.	950,937
22,800	[1]	Novoste Corp.	1,390,800
20,100		PE Corp.-PE Biosystems Group	1,324,087
47,368		Pfizer, Inc.	2,273,664
25,800		Pharmacia Corp.	1,333,537

		TOTAL	17,756,339

		Technology--41.8%
45,600	[1]	ACTV, Inc.	681,150
15,300	[1]	ASM Lithography Holding NV	675,113
10,800	[1]	Alteon Websystems, Inc.	1,080,675
31,000	[1]	America Online, Inc.	1,635,250
32,800	[1]	American Tower Systems Corp.	1,367,350
12,200	[1]	Apple Computer, Inc.	638,975
15,800	[1]	Applied Materials, Inc.	1,431,875
6,000	[1]	Ariba, Inc.	588,281
8,000	[1]	Broadcom Corp.	1,751,500
23,800	[1]	Broadvision, Inc.	1,209,338
4,900	[1]	Brocade Communications Systems, Inc.	899,073
9,400	[1]	CIENA Corp.	1,566,863
21,200	[1]	Cisco Systems, Inc.	1,347,525
6,600	[1]	Commerce One, Inc.	299,578
9,800	[1]	Copper Mountain Networks, Inc.	863,625
6,600		Corning, Inc.	1,781,175
10,200	[1]	Cree Research, Inc.	1,361,700
15,300	[1]	Cymer, Inc.	730,575
35,200	[1]	EMC Corp., Mass	2,708,200
24,200	[1]	Exodus Communications, Inc.	1,114,713
15,900	[1]	F5 Networks, Inc.	867,544
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
5,900	[1]	Foundry Networks, Inc.	$651,950
95,200	[1]	Genuity, Inc., Class A	871,675
15,200	[1]	iGATE Capital Corp.	209,000
10,000	[1]	Inktomi Corp.	1,182,500
13,650		Interlink Electronics, Inc.	571,594
11,900	[1]	Internap Network Services Corp.	494,036
11,500	[1]	JDS Uniphase Corp.	1,378,563
10,200	[1]	Juniper Networks, Inc.	1,484,738
13,500		Micron Technology, Inc.	1,188,844
41,600		Nokia Oyj, Class A, ADR	2,077,400
21,900	[1]	Novellus Systems, Inc.	1,238,719
37,600	[1]	Oracle Corp.	3,160,750
13,900	[1]	PMC-Sierra, Inc.	2,469,856
7,000	[1]	Phone.com, Inc.	455,875
16,900	[1]	Portal Software, Inc.	1,079,487
17,300	[1]	QLogic Corp.	1,142,881
10,400	[1]	Qualcomm, Inc.	624,000
21,500	[1]	RF Micro Devices, Inc.	1,883,937
22,800	[1]	RealNetworks, Inc.	1,152,825
63,500	[1]	SCG Holding Corp.	1,389,062
8,000	[1]	Siebel Systems, Inc.	1,308,500
21,100	[1]	Sun Microsystems, Inc.	1,918,781
11,000	[1]	Sycamore Networks, Inc.	1,214,125
47,600		Telefonaktiebolaget LM Ericsson, Class B, ADR	952,000
7,800	[1]	Verisign, Inc.	1,376,700
10,900	[1]	Veritas Software Corp.	1,231,870
37,400	[1]	Vitesse Semiconductor Corp.	2,751,237
28,000	[1]	Xilinx, Inc.	2,311,750
3,200	[1]	Yahoo, Inc.	396,400

		TOTAL	62,769,133

		Transportation--0.5%
15,400		Expeditors International Washington, Inc.	731,500

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--3.4%
15,300	[1]	Calpine Corp.	$1,005,975
12,700		Duke Energy Corp.	715,963
20,286		Dynegy, Inc.	1,385,787
30,500		Enron Corp.	1,967,250

		TOTAL	5,074,975

		TOTAL COMMON STOCKS (IDENTIFIED COST $101,583,336)	147,693,568

		REPURCHASE AGREEMENT--1.5%
$2,250,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000	2,250,000

		TOTAL INVESTMENTS (IDENTIFIED COST $103,833,336)[2]	$149,943,568

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $103,833,336. The net unrealized appreciation of investments on a federal tax basis amounts to $46,110,232 which is comprised of $52,537,648 appreciation and $6,427,416 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($150,060,001) at June 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $103,833,336)		$149,943,568
Cash		630
Income receivable		43,256
Receivable for investments sold		1,187,031

TOTAL ASSETS		151,174,485

Liabilities:
Payable for investments purchased	$1,104,068
Accrued expenses	10,416

TOTAL LIABILITIES		1,114,484

Net assets for 5,319,811 shares outstanding		$150,060,001

Net Assets Consist of:
Paid in capital		$99,621,773
Net unrealized appreciation of investments		46,110,232
Accumulated net realized gain on investments		4,636,459
Net operating loss		(308,463)

TOTAL NET ASSETS		$150,060,001

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$150,060,001 ÷ 5,319,811 shares outstanding		$28.21

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $3,863)			$203,117
Interest			101,848

TOTAL INCOME			304,965

Expenses:
Investment adviser fee		$538,477
Administrative personnel and services fee		62,158
Custodian fees		7,692
Transfer and dividend disbursing agent fees and expenses		21,459
Directors'/Trustees' fees		999
Auditing fees		6,430
Legal fees		3,297
Portfolio accounting fees		22,225
Share registration costs		5,400
Printing and postage		14,739
Miscellaneous		2,803

TOTAL EXPENSES		685,679

Waiver and Expense Reduction:
Waiver of investment adviser fee	$(71,120)
Fees paid indirectly from directed broker arrangements	(1,131)

TOTAL WAIVER AND EXPENSE REDUCTION		(72,251)

Net expenses			613,428

Net operating loss			(308,463)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			4,838,941
Net change in unrealized appreciation of investments			(8,993,567)

Net realized and unrealized loss on investments			(4,154,626)

Change in net assets resulting from operations			$(4,463,089)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(308,463)	$(311,592)
Net realized gain on investments ($4,838,941 and $14,421,532, respectively, as computed for federal tax purposes)	4,838,941	14,437,134
Net change in unrealized appreciation on investments	(8,993,567)	37,434,197

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,463,089)	51,559,739

Distributions to Shareholders:
Distributions from net realized gains	(10,631,541)	--

Share Transactions:
Proceeds from sale of shares	32,121,591	26,190,499
Net asset value of shares issued to shareholders in payment of distributions declared	10,631,529	--
Cost of shares redeemed	(10,161,797)	(7,933,607)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,591,323	18,256,892

Change in net assets	17,496,693	69,816,631

Net Assets:
Beginning of period	132,563,308	62,746,677

End of period	$150,060,001	$132,563,308

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Six Months Ended (unaudited) June 30,	Year Ended December 31,
2000	1999	1998	1997	1996	1995	[1]
Net Asset Value, Beginning of Period	$30.88	$17.91	$16.14	$12.80	$10.30	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	(0.06)	(0.07)	(0.04)[2]	0.02	2	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.30)	13.04	2.83	3.41	2.45	0.27

TOTAL FROM INVESTMENT OPERATIONS	(0.36)	12.97	2.79	3.43	2.50	0.30

Less Distributions:
Distributions from net investment income	--	--	(0.02)	(0.02)	(0.00)[3]	--
Distributions from net realized gain on investments	(2.31)	--	(1.00)	(0.07)	--	--

TOTAL DISTRIBUTIONS	(2.31)	--	(1.02)	(0.09)	--	--

Net Asset Value, End of Period	$28.21	$30.88	$17.91	$16.14	$12.80	$10.30

Total Return[4]	(2.41%)	72.42%	17.44%	27.03%	24.32%	3.00%

Ratios to Average Net Assets:

Expenses	0.86%[5]	0.85%	0.86%	0.85%	0.85%	0.85%[5]

Net investment income (net operating loss)	(0.43%)[5]	(0.38%)	(0.25%)	0.14%	0.55%	1.91%[5]

Expense waiver/reimbursement[6]	0.10%[5]	0.20%	0.31%	0.67%	3.87%	76.95%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$150,060	$132,563	$62,747	$47,280	$16,985	$368

Portfolio turnover	51%	117%	104%	148%	96%	4%

1 Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	1,056,247	1,155,396
Shares issued to shareholders in payment of distributions declared	314,729	--
Shares redeemed	(343,406)	(366,754)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,027,570	788,642

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2000, the Fund's expenses were reduced by $1,131 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$93,791,027
Sales	$71,864,456

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Growth Strategies Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present your Semi-Annual Report for Federated High Income Bond Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000, for Primary Shares and the two-month period from May 1, 2000 through June 30, 2000, for Service Shares. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's portfolio bond holdings and financial statements.

For the reporting periods, the fund's broadly diversified, carefully researched portfolio held nearly 300 high-yield, lower-rated bonds.1 Individual share class total return performance for the periods, including income distribution, follows.2

	Total Return	Dividends	Net Asset Value Change
Primary Shares	(1.92%)	$0.926	$10.24 to $9.12 = (10.94%)
Service Shares	1.22%	$0.000	$ 9.01 to $9.12 = 1.22%

On June 30, 2000, Primary Shares net assets totaled $234.2 million and Service Shares net assets totaled $252.

Thank you for participating in the income opportunities of high-yield corporate bonds through the diversification and professional management of Federated High Income Bond Fund II. As always, we welcome your comments and suggestions.

Very sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The high yield market generated unattractive absolute and relative returns for the six-month reporting period ended June 30, 2000. For example, the Lehman Brothers Aggregate Bond Index,1 a measure of high quality bond performance, returned 3.99% during the period versus (1.21%) for the Lehman Brothers High Yield Bond Index.2 Three primary reasons accounted for the high yield market's underperformance. First, credit risk remained high as the default rate for high yield securities ran at a 5.2% annualized rate during the reporting period. Second, the Federal Reserve Board's campaign to slow the domestic economy created the possibility that a sustained business slowdown may be near which could possibly lead to even higher default rates. Third, high yield investment options experienced substantial redemption activity from January through May placing considerable selling pressure on the market. A modest reversal of shareholder activity in June did lead to a substantial rally in the market. Illustrating the market's weakness, the yield spread between the Credit Suisse First Boston High Yield Bond Index3 and U.S. Treasury securities widened from 573 basis points to 728 basis points during the reporting period.

The fund, on a gross return basis, modestly underperformed the Lehman Brothers High Yield Bond Index.2 Several factors impacted performance. On the positive side, the fund's underweighted positions in CCC-rated and below securities aided performance as that sector traded lower in sympathy with above average default rates and the second quarter weakness in the NASDAQ. The fund's overweighted positions in the chemical and telecommunications sectors positively impacted performance. Specific positions in Albecca and R&B Falcon substantially outperformed the market based on good operating performance while International Home Foods, Verio and US Xchange announced plans to be acquired which led to strong performance by their securities. On the negative side, the fund's underweighted positions in energy, gaming and BB-rated securities negatively impacted performance as did poor performance by Regal Cinemas, Dade, U.S. Office Products, AEI Resources and NationsRent.

1 Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original amount invested. Indexes are unmanaged and are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. Investments cannot be made in an index.

3 Credit Suisse First Boston High Yield Index: Serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Investments cannot be made directly in an index.

Credit and mutual fund flows will dictate the performance of high yield securities in the near term. We expect default rates to remain around 5 percent for the balance of 2000 but believe the bulk of the performance impact of deteriorating credit has already been felt with many issuers trading at distressed levels. Positive mutual fund inflows in June and the rally they triggered illustrate the fundamental value in the market. However, for the rally to continue through the third quarter, credit conditions and mutual fund flows need to stabilize.

From a portfolio perspective, our largest industry exposure continues to be the telecommunications sector given the strong growth characteristics of the segment coupled with what we believe will be a very healthy merger and acquisition environment. We have also been maintaining our exposure to the beaten down health care segment as specific companies look attractive relative to the overall market. From an overall market perspective, we believe substantial value exists in two general areas, selective BB-rated securities which are trading cheap to historical levels and issuers trading in the $75 to $90 range where credit fundamentals are stable to improving. We are seeking to capitalize in these areas while being always cognizant of the overall credit environment.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount			Value
		CORPORATE BONDS--89.5%
		Aerospace & Defense--0.4%
$750,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	$690,000
325,000	[1,2]	Condor Systems, Inc., Sr. Sub. Note, 11.875%, 5/1/2009	159,250

		TOTAL	849,250

		Auto/Truck--0.6%
725,000		HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005	525,625
900,000	[1,2]	J.L. French Automotive Castings, Inc., Sr. Sub. Note, 11.50%, 6/1/2009	823,500

		TOTAL	1,349,125

		Automobile--2.2%
675,000		Accuride Corp., Sr. Sub. Note, 9.25%, 2/1/2008	577,125
425,000		Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004	427,125
350,000		Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004	351,750
750,000		Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006	721,875
1,600,000		Lear Corp., Sr. Note, 8.11%, 5/15/2009	1,465,184
850,000		Lear Corp., Sub. Note, 9.50%, 7/15/2006	828,750
750,000		Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007	693,750

		TOTAL	5,065,559

		Automotive--1.0%
1,750,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	1,649,375
825,000		Motor Coach Industries International, Inc., Company Guarantee, 11.25%, 5/1/2009	721,875

		TOTAL	2,371,250

		Banking--1.1%
2,800,000		GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005	2,494,744

		Beverage & Tobacco--0.2%
500,000		National Wine & Spirits, Inc., Sr. Note, 10.125%, 1/15/2009	483,750

		Broadcast Radio & Television--5.2%
750,000		ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004	720,000
255,300		AMFM, Inc., Deb., 12.625%, 10/31/2006	294,871
Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & Television--continued
$1,100,000		Big City Radio, Inc., Company Guarantee, 0/11.25%, 3/15/2005	$621,500
665,500		Capstar Broadcasting Partners, Inc., Sub. Deb., 12.00%, 7/1/2009	770,316
450,000		Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007	453,375
2,675,000		Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007	2,698,406
800,000		Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007	812,000
2,475,000		Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007	1,936,687
550,000		Lamar Media Corp., Sr. Sub. Note, 9.625%, 12/1/2006	554,125
1,000,000		Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	585,000
1,425,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007	1,278,937
650,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005	626,437
800,000	[1,2]	XM Satellite Radio, Inc., Unit, 14.00%, 3/15/2010	710,000

		TOTAL	12,061,654

		Building & Development--0.9%
700,000		American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%, 5/15/2007	577,500
450,000		Building Materials Corp. of America, Sr. Note, Series B, 8.625%, 12/15/2006	378,000
800,000		Formica Corp., Sr. Sub. Note, 10.875%, 3/1/2009	620,000
325,000		Juno Lighting, Inc., Sr. Sub. Note, 11.875%, 7/1/2009	271,375
350,000		NCI Building Systems, Inc., Sr. Sub. Note, Series B, 9.25%, 5/1/2009	330,750

		TOTAL	2,177,625

		Business Equipment & Services--1.7%
975,000		Buhrmann US, Inc., Sr. Sub. Note, 12.25%, 11/1/2009	1,018,875
300,000	[1]	Electronic Retailing Systems International, Inc., Sr. Disc. Note, 0/13.25%, 2/1/2004	63,750
2,700,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	2,517,749
1,750,000		U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	393,750

		TOTAL	3,994,124

		Cable Television--10.7%
4,703	[3]	Australis Media Ltd., Sr. Disc. Note, 5/15/2003	71
275,000	[3]	Australis Media Ltd., Unit, 15.75%, 5/15/2003	4,125
500,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	484,765
875,000		CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005	879,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--continued
$650,000		CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006	$656,500
350,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	355,250
4,775,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	2,733,687
1,175,000		Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007	901,812
525,000		Diamond Cable Communications PLC, Sr. Note, 9.125%, 2/1/2008	490,875
2,500,000		Echostar Communication Corp., Sr. Note, 9.375%, 2/1/2009	2,437,500
2,325,000		International Cabletel, Inc., Sr. Defd. Cpn. Note, Series B, 0/11.50%, 2/1/2006	2,150,625
725,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	718,236
1,050,000		NTL, Inc., Sr. Defd. Note, Series B, 0/12.375%, 10/1/2008	682,500
3,875,000		NTL, Inc., Sr. Defd., 0/9.75%, 4/1/2008	2,441,250
500,000		NTL, Inc., Sr. Note, 11.50%, 10/1/2008	502,500
825,000		Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005	800,250
525,000		Pegasus Communications Corp., Sr. Note, 9.75%, 12/1/2006	509,250
300,000		Pegasus Media, Note, 12.50%, 7/1/2005	313,500
1,150,000		RCN Corp., Sr. Disc. Note, 0/11.125%, 10/15/2007	707,250
475,000		RCN Corp., Sr. Disc. Note, 0/9.80%, 2/15/2008	258,875
400,000		Rogers Cablesystems Ltd., Sr. Sub. GTD. Note, 11.00%, 12/1/2015	430,000
1,900,000		TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007	1,826,375
400,000		TeleWest PLC, Sr. Note, 11.25%, 11/1/2008	408,000
900,000		UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006	823,500
4,325,000	[1,2]	United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008	3,005,875
1,300,000		United Pan-Europe Communications NV, Sr. Disc. Note, Series B 0/13.375%, 11/1/2009	637,000

		TOTAL	25,158,946

		Chemicals & Plastics--4.6%
900,000		Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008	893,250
200,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	172,000
925,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	809,375
550,000		Georgia Gulf Corp., Company Guarantee, 10.375%, 11/1/2007	572,000
1,250,000	[1,2]	Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007	1,131,250
900,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	909,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--continued
$475,000		ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002	$460,750
250,000		Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/1/2007	248,750
2,050,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	2,039,750
650,000		Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008	549,250
2,075,000		Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007	1,774,125
875,000		Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008	328,125
400,000		Sterling Chemicals Holdings, Inc., Sr. Sub. Note, 11.75%, 8/15/2006	330,000
750,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	641,250

		TOTAL	10,858,875

		Clothing & Textiles--0.7%
350,000		Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007	341,250
625,000	[1]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	65,625
850,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	616,250
575,000	[1,3]	Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	83,375
150,000		Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007	53,250
1,350,000		Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006	492,750

		TOTAL	1,652,500

		Conglomerates--0.4%
1,150,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	977,500

		Consumer Products--4.3%
1,350,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	1,140,750
700,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	577,500
1,150,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	925,750
200,000		Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	107,000
250,000		Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	23,750
775,000	[1,2]	Jostens, Inc., Unit, 12.75%, 5/1/2010	771,125
750,000		NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007	656,250
1,025,000		Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003	999,375
625,000		Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006	453,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$2,250,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008	$1,147,500
725,000		Sealy Mattress Co., Company Guarantee, 0/10.875%, 12/15/2007	525,625
200,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	194,000
500,000		Sleepmaster LLC, Sr. Sub. Note, 11.00%, 5/15/2009	472,500
329,000		The Boyds Collection, Ltd., Sr. Sub. Note, 9.00%, 5/15/2008	289,520
650,000		True Temper Sports, Inc., Sr. Sub. Note, 10.875%, 12/1/2008	640,250
600,000		United Industries Corp., Sr. Sub. Note, 9.875%, 4/1/2009	363,000
725,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	667,000

		TOTAL	9,954,020

		Container & Glass Products--1.2%
650,000	[1,2]	Huntsman Packaging Corp., Unit, 13.00%, 6/1/2010	669,500
750,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	664,717
450,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	422,928
725,000		Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	496,625
550,000	[1,2]	Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010	551,375

		TOTAL	2,805,145

		Ecological Services & Equipment--2.3%
6,400,000		Allied Waste North America, Inc., Sr. Sub. Note, Series B, 10.00%, 8/1/2009	5,376,000

		Electronics--1.7%
750,000	[1,2]	Exodus Communications, Inc., Sr. Note, 11.625%, 7/15/2010	757,500
600,000	[1,2]	Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/1/2007	609,000
400,000	[1,2]	Flextronics International Ltd., Sr. Sub. Note, 9.875%, 7/1/2010	407,000
260,000		SCG Holding Corp./Semiconductor Components Industries, LLC, Sr. Sub. Note, 12.00%, 8/1/2009	279,500
2,025,000		Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008	1,873,125

		TOTAL	3,926,125

		Farming & Agriculture--0.2%
475,000		Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/1/2009	387,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Drug Retailers--0.4%
$350,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	$278,250
800,000		Del Monte Foods Co., Sr. Disc. Note, Series B, 0/12.50%, 12/15/2007	610,000
750,000	[3]	Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%, 9/15/2007	9,375

		TOTAL	897,625

		Food Products--1.7%
1,200,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	966,000
500,000		Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007	297,500
650,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	386,750
1,200,000		International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006	1,290,000
1,100,000		Triarc Consumer Products Group, LLC, Sr. Sub. Note, 10.25%, 2/15/2009	1,067,000

		TOTAL	4,007,250

		Food Services--0.7%
700,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	465,500
800,000		Carrols Corp., Sr. Sub. Note, 9.50%, 12/1/2008	668,000
500,000		Domino's, Inc., Company Guarantee, 10.375%, 1/15/2009	466,250

		TOTAL	1,599,750

		Forest Products--0.4%
50,000		Container Corp. of America, Sr. Note, 11.25%, 5/1/2004	51,000
100,000		Stone Container Corp., Sr. Note, 11.50%, 10/1/2004	104,000
800,000		Stone Container Corp., Sr. Note, 12.58%, 8/1/2016	828,000

		TOTAL	983,000

		Health Care--5.2%
900,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	828,000
1,200,000		Columbia/HCA Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	1,097,448
1,175,000		Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006	663,875
525,000		Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/1/2008	443,625
525,000	[3]	Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006	49,875
350,000	[3]	Genesis Health Ventures, Inc., Sr. Sub. Note, 9.875%, 1/15/2009	43,750
575,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	503,125
275,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	193,875
1,600,000		Kinetic Concepts, Inc., Sr. Sub. Note, 9.625%, 11/1/2007	1,192,000
200,000		Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008	184,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$3,275,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	$3,168,563
2,000,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 9/1/2010	2,025,000
200,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	185,000
1,550,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007	1,491,875

		TOTAL	12,070,511

		Hotels, Motels, Inns & Casinos--2.1%
350,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	345,625
1,625,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	1,531,563
2,575,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	2,327,156
900,000		HMH Properties, Inc., Sr. Note, Series C, 8.45%, 12/1/2008	832,500

		TOTAL	5,036,844

		Industrial Products & Equipment--3.3%
480,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	487,200
400,000		Blount, Inc., Company Guarantee, 13.00%, 8/1/2009	410,000
450,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	452,250
750,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	198,750
700,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	668,500
400,000		Hexcel Corporation, Sr. Sub. Note, Series B, 9.75%, 1/15/2009	366,000
600,000		ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008	550,500
225,000		International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008	185,625
1,075,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	1,058,875
850,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	654,500
400,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	308,000
875,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	818,125
1,775,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	1,633,000

		TOTAL	7,791,325

		Leisure & Entertainment--1.6%
1,164,000		AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006	238,620
1,850,000		Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	1,271,875
250,000		Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006	238,125
1,500,000		Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007	1,455,000
2,125,000		Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008	520,625

		TOTAL	3,724,245

Principal Amount			Value
		CORPORATE BONDS--continued
		Machinery & Equipment--2.3%
$900,000	[1,3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	$139,500
300,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	265,500
875,000		Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009	590,625
500,000		National Equipment Services, Inc., Sr. Sub. Note, 10.00%, 11/30/2004	417,500
775,000		National Equipment Services, Inc., Sr. Sub. Note, Series C, 10.00%, 11/30/2004	647,125
1,000,000		NationsRent, Inc., Company Guarantee, 10.375%, 12/15/2008	645,000
1,575,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	1,425,375
850,000		United Rentals, Inc., Sr. Sub. Note, Series B, 9.00%, 4/1/2009	756,500
675,000		WEC Co., Sr. Note, 12.00%, 7/15/2009	570,375

		TOTAL	5,457,500

		Metals & Mining--0.1%
1,025,000	[1,2]	AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005	210,125
1,000,000	[1,2]	AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006	105,000

		TOTAL	315,125

		Oil & Gas--2.7%
450,000		Comstock Resources, Inc., Company Guarantee, 11.25%, 5/1/2007	459,000
1,000,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	900,000
300,000		DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007	286,500
700,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	715,750
900,000		Pogo Producing Co., Sr. Sub. Note, Series B, 10.375%, 2/15/2009	922,500
1,300,000		R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006	1,436,500
500,000		R&B Falcon Corp., Sr. Note, Series B, 6.75%, 4/15/2005	452,500
450,000		RBF Finance Co., Sr. Secd. Note, 11.375%, 3/15/2009	488,250
600,000		Triton Energy Corp., Sr. Note, 8.75%, 4/15/2002	597,000

		TOTAL	6,258,000

		Printing & Publishing--0.4%
1,075,000		Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009	983,625

		Real Estate--0.2%
550,000		Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005	555,500

Principal Amount			Value
		CORPORATE BONDS--continued
		Services--2.9%
$625,000		Coinmach Corp., Sr. Note, 11.75%, 11/15/2005	$603,125
3,050,000		Crown Castle International Corp., Sr. Disc. Note, 0/10.375%, 5/15/2011	1,875,750
500,000		Crown Castle International Corp., Sr. Disc. Note, 0/11.25%, 8/1/2011	312,500
600,000		Crown Castle International Corp., Sr. Note, 10.75%, 8/1/2011	612,000
375,000		Metricom, Inc., Company Guarantee, 13.00%, 2/15/2010	253,125
950,000	[1,2]	NATG Holdings LLC/Orius Capital Corp., Sr. Sub. Note, 12.75%, 2/1/2010	983,250
650,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	594,750
1,250,000	[1,2]	SpectraSite Holdings, Inc., Sr. Disc. Note, 0/12.875%, 3/15/2010	693,750
750,000	[1,2]	URS Corp., Sr. Sub. Note, Series B, 12.25%, 5/1/2009	761,250

		TOTAL	6,689,500

		Steel--0.4%
600,000		Metals USA, Inc., Sr. Sub. Note, 8.625%, 2/15/2008	513,000
550,000		Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	71,500
325,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	310,320

		TOTAL	894,820

		Surface Transportation--2.0%
650,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	578,500
700,000	[1,3]	AmeriTruck Distribution Corp., Sr. Sub. Note, Series B, 12.25%, 11/15/2005	17,500
1,000,000		Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004	1,012,500
750,000		Railworks Corp., Sr. Sub. Note, 11.50%, 4/15/2009	723,750
750,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	660,000
1,500,000		Stena AB, Sr. Note, 10.50%, 12/15/2005	1,477,500
300,000		Stena Line AB, Sr. Note, 10.625%, 6/1/2008	177,000
725,000		The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006	76,125

		TOTAL	4,722,875

		Telecommunications & Cellular--23.6%
500,000		Arch Communications, Inc., Sr. Note, Series B, 12.75%, 7/1/2007	402,500
1,850,000		Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008	729,215
1,600,000		Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007	765,920
1,150,000		Call-Net Enterprises, Inc., Sr. Disc. Note, 0/10.80%, 5/15/2009	442,750
900,000		Centennial Cellular Corp., Sr. Sub. Note, 10.75%, 12/15/2008	904,500
900,000		Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%, 5/15/2009	319,500
700,000		E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%, 4/1/2006	302,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$4,800,000		Global Crossing Holdings Ltd., Sr. Note, 9.50%, 11/15/2009	$4,632,000
900,000		Hermes Europe Railtel B.V., Sr. Note, 10.375%, 1/15/2009	751,500
1,375,000		Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007	1,210,000
1,625,000		Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007	1,291,875
1,400,000		Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006	1,337,000
1,250,000		Intermedia Communications, Inc., Sr. Disc. Note, Series B, 0/12.25%, 3/1/2009	743,750
650,000		Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008	601,250
450,000		Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007	424,125
3,250,000		Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50%, 12/1/2008	1,950,000
2,775,000		Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008	2,504,438
1,900,000		McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007	1,577,000
250,000		McLeodUSA, Inc., Sr. Note, 8.125%, 2/15/2009	226,250
375,000		McLeodUSA, Inc., Sr. Note, 8.375%, 3/15/2008	345,000
400,000		McLeodUSA, Inc., Sr. Note, 9.25%, 7/15/2007	388,000
375,000		McLeodUSA, Inc., Sr. Note, 9.50%, 11/1/2008	365,625
550,000		Metromedia Fiber Network, Inc., Sr. Note, 10.00%, 12/15/2009	541,750
2,100,000		Millicom International Cellular SA, Sr. Disc. Note, 0/13.50%, 6/1/2006	1,795,500
2,500,000		NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007	1,975,000
3,425,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	3,305,125
600,000		NEXTEL International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008	394,038
390,000		NEXTEL Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009	273,000
1,200,000		NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008	756,000
4,750,000		NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%, 6/1/2009	2,968,750
1,000,000		NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008	922,500
300,000		NEXTLINK Communications, Inc., Sr. Note, 10.75%, 6/1/2009	297,750
900,000		Northpoint Communications Group, Inc., Sr. Note, 12.875%, 2/15/2010	652,500
900,000		PSINet, Inc., Sr. Note, 10.00%, 2/15/2005	837,000
1,100,000		PSINet, Inc., Sr. Note, 11.00%, 8/1/2009	1,034,000
750,000		PSINet, Inc., Sr. Note, 11.50%, 11/1/2008	716,250
1,375,000		Qwest Communications International, Inc., Sr. Disc. Note, 0/9.47%, 10/15/2007	1,120,625
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$600,000	[1,2]	Rhythms NetConnections, Inc., Sr. Note, 14.00%, 2/15/2010	$435,000
1,750,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	1,750,000
650,000		Telesystem International Wireless, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2007	393,250
1,525,000		Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007	1,075,125
1,650,000		Teligent AB, Sr. Disc. Note, 0/11.50%, 3/1/2008	800,250
1,000,000		Teligent AB, Sr. Note, 11.50%, 12/1/2007	795,000
1,575,000		Triton PCS Holdings, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	1,157,625
775,000		US Unwired, Inc., Company Guarantee, Series B, 0/13.375%, 11/1/2009	430,125
725,000	[1]	US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008	792,063
250,000		USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004	186,250
650,000		Verio, Inc., Sr. Note, 10.625%, 11/15/2009	718,250
475,000		Verio, Inc., Sr. Note, 11.25%, 12/1/2008	529,625
500,000		Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	382,500
850,000		Viatel, Inc., Unit, 0/12.50%, 4/15/2008	395,250
825,000		Viatel, Inc., Unit, 11.25%, 4/15/2008	622,875
2,900,000		VoiceStream Wireless Holding Corp., Sr. Disc. Note, 0/11.875%, 11/15/2009	1,957,500
400,000		VoiceStream Wireless Holding Corp., Sr. Note, 10.375%, 11/15/2009	418,000
1,250,000		Williams Communications Group, Inc., Sr. Note, 10.875%, 10/1/2009	1,225,000
1,864,000	[1,2]	WinStar Communications, Inc., Sr. Disc. Note, 0/14.75%, 4/15/2010	894,720
636,000	[1,2]	WinStar Communications, Inc., Sr. Note Deb., 12.75%, 4/15/2010	616,920

		TOTAL	55,380,064

		Utilities--0.1%
150,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	134,466

		TOTAL CORPORATE BONDS (IDENTIFIED COST $242,748,240)	209,445,342

		PREFERRED STOCKS--3.0%
		Banking--0.1%
10,000		California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A, $2.28	211,875

		Broadcast Radio & Television--0.4%
600		Benedek Communications Corp., Sr. Exchangeable PIK	393,000
7,300		Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63	689,850

		TOTAL	1,082,850

Shares			Value
		PREFERRED STOCKS--continued
		Cable Television--0.4%
1,006		Pegasus Communications Corp., Cumulative PIK Pfd., Series A, 12.75%	$1,016,370

		Food Services--0.0%
4,238	[3]	Nebco Evans Holding Co., Exchangeable Pfd. Stock	2,649

		Health Care--0.1%
2,192		River Holding Corp., Sr. Exchangeable PIK	154,536

		Industrial Products & Equipment--0.1%
150		Fairfield Manufacturing Co., Inc., Cumulative Exchangeable Pfd. Stock	128,250
25	[1,2]	International Utility Structures, Inc., Unit	18,063
100	[1,2]	International Utility Structures, Inc., Unit, $13.00	88,500

		TOTAL	234,813

		Oil & Gas--0.3%
582		R&B Falcon Corp., PIK Pfd., 13.875%	666,841

		Printing & Publishing--1.2%
13,250		Primedia, Inc., Cumulative Pfd., Series D, $10.00	1,285,250
2,000		Primedia, Inc., Exchangeable Pfd. Stock, Series H, $2.16	171,000
14,400		Primedia, Inc., Pfd., $9.20	1,317,600

		TOTAL	2,773,850

		Telecommunications & Cellular--0.4%
666		NEXTEL Communications, Inc., Cumulative PIK Pfd., Series D, 13.00%	712,620
159		NEXTEL Communications, Inc., Exchangeable Pfd. Stock, Series E	154,230

		TOTAL	866,850

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,814,826)	7,010,634

		COMMON STOCKS--0.0%
		Metals & Mining--0.0%
23,013	[1,3]	Royal Oak Mines, Inc.	115

		Printing & Publishing--0.0%
50	[1,2,3]	Medianews Group, Inc., Class A	7,500

		TOTAL COMMON STOCKS (IDENTIFIED COST $4,057)	7,615

		WARRANTS--0.1%
		Business Equipment & Services--0.0%
300	[1,2,3]	Electronic Retailing Systems International, Inc., Warrants	300

		Cable Television--0.0%
1,175	[3]	UIH Australia/Pacific, Warrants	17,919

		Chemicals & Plastics--0.0%
425	[3]	Sterling Chemicals Holdings, Inc., Warrants	3,719

Shares or Principal Amount			Value
		WARRANTS--continued
		Oil & Gas--0.1%
275	[1,2,3]	R&B Falcon Corp., Warrants	$144,444

		Services--0.0%
525	[3]	Metricom, Inc., Warrants	10,631

		Steel--0.0%
100	[1,2,3]	Bar Technologies, Inc., Warrants	113
550	[3]	Republic Technologies International, Inc., Warrants	6

		TOTAL	119

		Telecommunications & Cellular--0.0%
800	[1,2,3]	MetroNet Communications Corp., Warrants	104,000

		TOTAL WARRANTS (IDENTIFIED COST $171,288)	281,132

		REPURCHASE AGREEMENTS--6.0%[4]
$14,135,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	14,135,000

		TOTAL INVESTMENTS (IDENTIFIED COST $264,873,411)[5]	$230,879,723

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2000, these securities amounted to $17,845,238 which represents 7.6% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $16,683,310 which represents 7.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 Non-income producing security.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $264,873,411. The net unrealized depreciation of investments on a federal tax basis amounts to $33,993,688 which is comprised of $1,746,204 appreciation and $35,739,892 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($234,161,795) at June 30, 2000.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $264,873,411)		$230,879,723
Cash		582
Income receivable		4,592,611
Prepaid expenses		681

TOTAL ASSETS		235,473,597

Liabilities:
Payable for investments purchased	$1,289,143
Accrued expenses	22,659

TOTAL LIABILITIES		1,311,802

Net assets for 25,686,549 shares outstanding		$234,161,795

Net Assets Consist of:
Paid in capital		$261,561,569
Net unrealized depreciation of investments		(33,993,688)
Accumulated net realized loss on investments		(5,163,436)
Undistributed net investment income		11,757,350

TOTAL NET ASSETS		$234,161,795

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$234,161,542 ÷ 25,686,521 shares outstanding		$9.12

Service Shares:
$252.47 ÷ 27.692 shares outstanding		$9.12

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends		$433,008
Interest		12,154,858

TOTAL INCOME		12,587,866

Expenses:
Investment adviser fee	$679,241
Administrative personnel and services fee	85,247
Custodian fees	7,281
Transfer and dividend disbursing agent fees and expenses	28,945
Directors'/Trustees' fees	1,448
Auditing fees	5,565
Legal fees	3,766
Portfolio accounting fees	37,265
Share registration costs	5,059
Printing and postage	19,630
Insurance premiums	894
Miscellaneous	3,289

TOTAL EXPENSES		877,630

Net investment income		11,710,236

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(3,292,122)
Net change in unrealized depreciation of investments		(13,032,531)

Net realized and unrealized loss on investments		(16,324,653)

Change in net assets resulting from operations		$(4,614,417)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,710,236	$20,974,697
Net realized loss on investments ($(3,292,122) and $(1,810,599), respectively, as computed for federal tax purposes)	(3,292,122)	(1,765,588)
Net change in unrealized depreciation of investments	(13,032,531)	(13,913,922)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,614,417)	5,295,187

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(20,675,669)	(17,123,350)
Distributions from net realized gain on investments
Primary Shares	--	(1,456,394)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,675,669)	(18,579,744)

Share Transactions:
Proceeds from sale of shares	65,367,948	194,221,449
Net asset value of shares issued to shareholders in payment of distributions declared	20,675,665	18,579,744
Cost of shares redeemed	(65,680,198)	(172,718,406)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,363,415	40,082,787

Change in net assets	(4,926,671)	26,798,230

Net Assets:
Beginning of period	239,088,466	212,290,236

End of period (including undistributed net investment income of $11,757,350 and $20,722,783, respectively)	$234,161,795	$239,088,466

See Notes which are an integral part of the Financial Statements

Financial Highlights--Primary Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.24	$10.92	$10.95	$10.24	$ 9.79	$ 8.87
Income From Investment Operations:
Net investment income	0.50	0.88	0.87	0.88	0.88	0.85
Net realized and unrealized gain (loss) on investments	(0.69)	(0.63)	(0.57)	0.48	0.45	0.89

TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.25	0.30	1.36	1.33	1.74

Less Distributions:
Distributions from net investment income	(0.93)	(0.86)	(0.26)	(0.61)	(0.88)	(0.82)
Distributions from net realized gain on investments	--	(0.07)	(0.07)	(0.04)	--	--

TOTAL DISTRIBUTIONS	(0.93)	(0.93)	(0.33)	(0.65)	(0.88)	(0.82)

Net Asset Value, End of Period	$ 9.12	$10.24	$10.92	$10.95	$10.24	$ 9.79

Total Return[1]	(1.92%)	2.31%	2.70%	13.83%	14.31%	20.38%

Ratios to Average Net Assets:

Expenses	0.78%[2]	0.79%	0.78%	0.80%	0.80%	0.80%

Net investment income	10.34%[2]	9.20%	9.01%	8.70%	9.23%	9.27%

Expense waiver/reimbursement[3]	--	--	--	0.09%	0.59%	3.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$234,162	$239,088	$212,290	$156,164	$66,043	$20,165

Portfolio turnover	9%	34%	27%	52%	51%	48%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Period Ended (unaudited) June 30, 2000 [1]
Net Asset Value, Beginning of Period	$ 9.01
Income From Investment Operations:
Net investment income	0.16
Net realized and unrealized loss on investments	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.11

Net Asset Value, End of Period	$ 9.12

Total Return[2]	1.22%

Ratios to Average Net Assets:

Expenses	0.78%[3]

Net investment income	10.34%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$0

Portfolio turnover	9%

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is to seek high current income.

Effective May 1, 2000, the Fund commenced offering Services Shares and designated existing shares to be Primary Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed corporate bonds, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which there are no market quotations are valued at fair value according to procedures adopted by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $1,810,599, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued to the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted securities held at June 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
AmeriTruck Distribution Corp., 12.25%, 11/15/2005	11/10/1995 -- 10/22/1997	$715,134

Clark Material Handling Corp., 10.75%, 11/15/2006	10/23/1998	938,000

Dyersburg Corp., 9.75%, 9/1/2007	09/03/1997 -- 10/20/1997	636,938

Electronic Retailing Systems International, Inc., Warrants	01/21/1997	192,641

Glenoit Corp., 11.00%, 4/15/2007	03/26/1997 -- 08/19/1997	590,615

Royal Oak Mines, Inc.	07/31/1998 -- 02/24/1999	2,557

US Xchange, LLC, 15.00%, 7/1/2008	06/22/1998 -- 08/26/1999	724,438

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000		Year Ended December 31, 1999
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,807,988	$65,367,698	18,623,857	$194,221,449
Shares issued to shareholders in payment of distributions declared	2,259,635	20,675,665	1,803,983	18,579,744
Shares redeemed	(6,719,555)	(65,680,198)	(16,532,486)	(172,718,406)

NET CHANGE RESULTING FROM PRIMARY SHARES TRANSACTIONS	2,348,068	$20,363,165	3,895,354	$40,082,787

			Period Ended June 30, 2000[1]
Service Shares:			Shares	Amount
Shares sold			28	$250
Shares issued to shareholders in payment of distributions declared			--	--
Shares redeemed			--	--

NET CHANGE RESULTING FROM SERVICE SHARES TRANSACTIONS			28	$250

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS			2,348,096	$20,363,415

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee in based on the level of the Fund's average daily net assets for the period, plus out of pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$24,103,454
Sales	$19,546,071

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated High Income Bond Fund II

Primary Shares
Service Shares

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report for Federated International Equity Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed for total return by investing in companies based outside the United States.1 At the end of the reporting period, the fund's $118-million portfolio was invested in 27 countries across more than 150 stocks. The fund's largest positions were in the United Kingdom, which represented 16.9% of the portfolio, and Japan, which represented 16.5% of the portfolio.

During the six-month reporting period, the fund produced a total return of (6.08%), capital gain distributions totaling $4.273 per share and a net asset value decrease of $5.20.2

I want to remind you that investing in international companies can be volatile. There will inevitably be periods of negative short-term fluctuation, such as this one, as well as periods of positive returns. Our group of global investment managers are optimistic about many countries' economic outlooks and continued enthusiasm for capitalism.

In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations by using the dollar-cost averaging method of investing, and to consider increasing a portion of your international investable dollars in the world's attractive markets.3

In the past two months, almost every international market has been affected by the rate increases imposed by the Federal Reserve Board ("the Fed"), although international markets do not normally correlate with domestic markets. The effects of the Fed's rate increase is to fend off fears of U.S. inflation and to slow U.S. economic growth, which affects markets worldwide. We believe the international markets will assert themselves as their respective economies mimic the United States' growth, and in many markets, as international equity prices become more attractive than U.S. stock valuations.

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

3 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost-averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Thank you for joining the growing number of shareholders who are participating in the opportunities of international stocks through the diversification and professional management of Federated International Equity Fund II.

As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

Investment Review

An interview with the fund's portfolio manager, Alexandre de Bethmann, Vice President, Federated Global Investment Management Corp.

The 1999 tech rally continued through the first quarter of 2000.1 However, this rally was short lived as old-line stocks such as food and beverage became too cheap to ignore going into the second quarter. This correction was further exacerbated by interest rate fears in the United States, which hurt technology, media and telecommunication (TMT) shares. This interest rate concern also hurt such markets as Hong Kong and Singapore. A bright spot was higher commodity prices such as oil, which drove the commodity sector to outperformance. Moreover, Japan was not immune from the TMT turmoil as such new economy favorites as Softbank Corp. and Hikaru Tsushin corrected sharply. In turn, investors rotated into better quality technology names like NEC Corp., and cyclical recovery plays like specialty retail and machinery stocks. Finally, Korea was also very volatile on the back of continued investment trust uncertainty, even though its economy continues to grow strongly. China was a stellar performer on the back of World Trade Organization admittance.

Federated International Equity Fund II produced a six-month total return of (6.08%).2 This return was less than the (4.06%) return of the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE) for the same period.3

Our continued overweight in TMT, which helped secure the fund's outperformance last year, has not worked so far this year. More specifically, some technology firms like United Pan-European Communications, Davnet and Wavcom, which have posted losses, fared especially badly during this reporting period. As a result, we have consolidated our TMT exposure to well established brands with visible earnings growth and trading at reasonable valuations, such as Alcatel, Philips and Nortel Networks.

1 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 The EAFE Index is a market capitalization-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. This index is unmanaged, and investments cannot be made in an index.

What individual stocks made a significant impact?

Diageo PLC (1.65% of net assets)--A UK based spirits company has been a good relative performer for the fund over this reporting period. A recovery in the spirits market plus asset rationalization of its Pillsbury, Guinness and Burger King subsidiaries make us enthusiastic about the prospects of this stock.

Alcatel (2.89% of net assets)--A leading telecom equipment company based in France. We consider this stock a value play within the sector given prospects for improving operating margins and growth in ADSL and optics.

NEC Corp. (0.93% of net assets)--A leading electronics company in Japan. This company should benefit from restructuring, accelerating demand for semiconductor chip sets and telecom equipment.

Recent purchases in the Federated International Equity Fund II include:

British Aerospace PLC (1.28% of net assets): A leading aerospace and defense company based in the United Kingdom.

Canon Inc. (0.56% of net assets): A leading Japanese imaging company.

Samsung Electronics Co. (0.53% of net assets): A leading electronics company in Korea.

We continue to remain bullish on the international equity markets, although stock selectivity is paramount. We continue to like large cap technology names like Nortel Networks Corp., Philips and Alcatel and would look to add on any pronounced weakness. We also continue to like Japan given reasonable valuations, restructuring potential and a recovering economy. On the emerging market front, we see good value in Korea and Hong Kong using a longer-term view.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		COMMON STOCKS--92.7%
		AUSTRALIA--2.7%
		Electrical & Electronics--0.9%
134,800		Erg Ltd.	$1,045,604

		Media--1.5%
187,800	[1]	ISIS Communications Ltd.	94,343
20,500		News Corp. Ltd.	281,981
24,500		News Corp. Ltd., ADR	1,335,250

		TOTAL	1,711,574

		Software & Services--0.3%
67,950	[1]	Securenet Ltd.	374,678

		TOTAL AUSTRALIA	3,131,856

		BELGIUM--1.3%
		Technology Hardware & Equipment--1.3%
33,800	[1]	Lernout and Hauspie Speech Products NV	1,489,313

		Telecommunications--0.0%
196	[1]	Telinfo SA	2

		TOTAL BELGIUM	1,489,315

		BRAZIL--0.4%
		Banks--0.4%
14,700		Unibanco Uniao de Bancos Brasileiros SA, GDR	422,625

		CANADA--5.2%
		Business & Public Services--1.1%
17,800	[1]	Descartes Systems Group, Inc.	529,189
63,200	[1]	Mosaic Group, Inc.	768,649

		TOTAL	1,297,838

		Electrical & Electronics--2.1%
16,100	[1]	C-MAC Industries	761,487
23,500		Nortel Networks Corp.	1,630,709

		TOTAL	2,392,196

		Energy--1.1%
1,168	[1]	Anderson Exploration Ltd.	21,229
36,000		Talisman Energy, Inc.	1,193,108

		TOTAL	1,214,337

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		CANADA--continued
		Telecommunications--0.9%
26,700		Quebecor World, Inc.	$641,341
14,250	[1]	Rogers Communications, Inc., Class B	403,910

		TOTAL	1,045,251

		TOTAL CANADA	5,949,622

		CHINA--0.3%
		Energy--0.1%
657,000		Yanzhou Coal Mining Co., Class H	135,690

		Transportation--0.2%
1,387,000		Zhejiang Expressway Co. Ltd.	236,637

		TOTAL CHINA	372,327

		DENMARK--1.0%
		Health & Personal Care--1.0%
6,950		Novo-Nordisk, Class B	1,182,684

		FINLAND--2.3%
		Electrical & Electronics--1.7%
11,300		Nokia Oyj	576,625
27,950		Nokia Oyj, Class A	1,395,753

		TOTAL	1,972,378

		Electronic Components, Instruments--0.6%
22,200	[1]	Perlos Oyj	701,533

		Software & Services--0.0%
1,400	[1]	Satama Interactive Oyj	5,413

		TOTAL FINLAND	2,679,324

		FRANCE--15.7%
		Aerospace & Military Technology--0.5%
15,500		Thomson CSF	610,560

		Broadcasting & Publishing--1.8%
1,700		Canal Plus	285,646
10,400		Lagardere S.C.A.	794,311
5,400		M6 Metropole Television	327,882
9,650		Societe Television Francaise 1	672,539

		TOTAL	2,080,378

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		FRANCE--continued
		Capital Goods--1.8%
2,015		Bouygues SA	$1,346,605
4,725		Compagnie de St. Gobain	638,752

		TOTAL	1,985,357

		Consumer Durables & Apparel--1.0%
5,130		Christian Dior	1,163,183

		Electrical & Electronics--4.6%
50,300		Alcatel	3,299,082
30,540		STMicroelectronics NV	1,924,332

		TOTAL	5,223,414

		Energy--1.5%
11,300		Total Fina SA, Class B	1,732,571

		Food Beverage & Tobacco--0.6%
4,600		Groupe Danone	610,435

		Insurance--0.8%
5,475		AXA	862,453

		Pharmaceuticals & Biotechnology--1.0%
16,100		Aventis SA	1,175,088

		Software & Services--0.0%
900	[1]	Liberty Surf Group SA	29,205

		Telecommunications--0.4%
3,400		France Telecommunications	475,212

		Utilities--1.7%
6,300		Suez Lyonnaise des Eaux	1,103,681
9,200		Vivendi	812,011

		TOTAL	1,915,692

		TOTAL FRANCE	17,863,548

		GERMANY--8.1%
		Automobiles--1.4%
52,400		Bayerische Motoren Werke AG	1,583,332

		Banking--0.5%
18,495		Baader Wertpapierhandelsbank AG	577,390

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		GERMANY--continued
		Business & Public Services--1.3%
3,060	[1]	GFK AG	$151,240
3,000		Intershop Communications AG	1,354,720

		TOTAL	1,505,960

		Electrical & Electronics--2.3%
1,220	[1]	ADVA AG Optical Networking	693,017
5,600	[1]	Infineon Technologies AG	441,339
1,600	[1]	Ision Internet AG	71,793
9,400		Siemens AG	1,417,921

		TOTAL	2,624,070

		Electronic Components, Instruments--0.3%
3,050	[1]	Epcos AG	304,258

		Financial Services--0.2%
1,650		DIS Deutsche Industrie Service	200,057

		Pharmaceuticals & Biotechnology--0.7%
15,300		Schering AG	838,437

		Telecommunications--0.8%
22,925	[1]	Suess Microtec AG	914,856

		Wholesale & International Trade--0.6%
6,800	[1]	Medion AG	694,640

		TOTAL GERMANY	9,243,000

		GREECE--0.0%
		Telecommunications--0.0%
4,038		Tiletypos SA	48,067

		HONG KONG--2.2%
		Automobiles--0.0%
220,000		Brilliance China Automotive Holdings Ltd.	37,817

		Broadcasting & Publishing--0.5%
81,400		Television Broadcasting Ltd.	542,980

		Commercial Services & Supplies--0.2%
275,000		Cosco Pacific Ltd.	216,952

		Real Estate--0.3%
469,000		Amoy Properties Ltd.	312,847

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		HONG KONG--continued
		Telecommunications--1.0%
3,400	[1]	China Telecom (Hong Kong) Ltd., ADR	$604,563
264,000	[1]	China Unicom Ltd.	557,090

		TOTAL	1,161,653

		Utilities--0.2%
1,237,000		Beijing Datang Power	277,692

		TOTAL HONG KONG	2,549,941

		ISRAEL--0.3%
		Software & Services--0.3%
18,000	[1]	Geo Interactive Media Group PLC	344,533

		ITALY--0.8%
		Automobiles--0.3%
22,500		Pininfarina SPA	379,350

		Consumer Durables & Apparel--0.5%
41,950		Bulgari SPA	560,696

		TOTAL ITALY	940,046

		JAPAN--16.4%
		Appliances & Household Durables--1.1%
14,000		Sony Corp.	1,306,253

		Automobiles--0.4%
56,000		Yamaha Motor Co.	511,946

		Banking--0.5%
145,000		Asahi Bank Ltd.	609,491

		Broadcasting & Publishing--0.8%
1,410		Nippon TV Network	918,694

		Business & Public Services--0.8%
27,500		Daiwabo Information System Co., Ltd.	497,620
6,000		Konami Co., Ltd.	378,870

		TOTAL	876,490

		Capital Goods--2.3%
61,000		Amada Co. Ltd.	517,412
83,000		Asahi Glass Co., Ltd.	926,959
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Capital Goods--continued
115,000		JGC Corp.	$463,880
196,000		Kawasaki Heavy Industries Ltd.	299,251
87,000		Mitsubishi Heavy Industries Ltd.	385,373

		TOTAL	2,592,875

		Data Processing & Reproduction-0.6%
13,000		Canon, Inc.	646,906

		Electrical & Electronics--2.6%
4,500		Hirose Electric Co., Ltd.	700,203
34,000		NEC Corp.	1,067,056
53,000		Toshiba Corp.	597,908
51,000		Yaskawa Electric Corp.	608,991

		TOTAL	2,974,158

		Electronic Component, Instruments--1.9%
4,900		Kyocera Corp.	830,790
21,000		Nikon Corp.	777,814
9,000		Taiyo Yuden Co.	563,216

		TOTAL	2,171,820

		Financial Services--1.0%
57,000		Nikko Securities Co. Ltd.	564,064
4,700		Takefuji Corp.	567,429

		TOTAL	1,131,493

		Food Beverage & Tobacco--0.5%
35,000		Fuji Oil Co. Ltd.	311,720
12,000		Katokichi Co.	303,662

		TOTAL	615,382

		Industrial Components--0.9%
27,000		Nippon Electric Glass Co., Ltd.	623,439
22,000		Sumitomo Electric Industries, Ltd.	376,947

		TOTAL	1,000,386

		Recreation, Other Consumer Goods--0.5%
15,000		Bandai Co., Ltd.	554,168

		Retailing--0.5%
7,900		Paris Miki, Inc.	513,736

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Telecommunications--1.5%
49		DDI Corp.	$471,043
21		NTT Mobile Communication Network, Inc.	568,022
47		Nippon Telegraph & Telephone Corp.	624,570

		TOTAL	1,663,635

		Utilities--0.5%
23,000		Tokyo Electric Power Co.	560,341

		TOTAL JAPAN	18,647,774

		KOREA--2.8%
		Appliances & Household Durables--0.6%
1,835		Samsung Electronics Co.	607,264

		Electrical & Electronics--1.3%
44,700		Hyundai Electronics Industries Co.	881,953
13,200		Samsung SDI Co. Ltd.	633,349

		TOTAL	1,515,302

		Telecommunications--0.9%
3,190		SK Telecom Co. Ltd.	1,044,237

		TOTAL KOREA	3,166,803

		MEXICO--0.4%
		Telecommunications--0.4%
8,700		Telefonos de Mexico, Class L, ADR	496,988

		NETHERLANDS--6.4%
		Electrical & Electronics--4.3%
8,850		ASM International NV	232,350
8,950	[1]	ASM Lithography Holding NV	384,676
26,800	[1]	ASM Lithography Holding NV (NY Reg.)	1,182,550
39,650	[1]	BE Semiconductor Industries NV	618,911
47,200		Koninklijke (Royal) Philips Electronics NV	2,226,056
18,500	[1]	Toolex International NV	300,253

		TOTAL	4,944,796

		Food & Drug Retailing--1.5%
57,000		Ahold NV	1,677,705

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		NETHERLANDS--continued
		Telecommunication Services--0.6%
1,200		OpenTV Corp., ADR	$53,850
22,101	[1]	United Pan-Europe Communications NV, ADR	596,727

		TOTAL	650,577

		TOTAL NETHERLANDS	7,273,078

		NORWAY--1.4%
		Capital Goods--0.4%
15,800		Tomra Systems ASA	418,915

		Energy--1.0%
43,400	[1]	Petroleum Geo-Services ASA, ADR	740,513
7,400		Smedvig ASA, Class A	133,675
16,700		Smedvig ASA, Class B	272,478

		TOTAL	1,146,666

		TOTAL NORWAY	1,565,581

		PORTUGAL--1.1%
		Telecommunications--1.1%
113,700		Portugal Telecom SA	1,276,541

		SINGAPORE--0.6%
		Technology Hardware & Equipment--0.6%
72,000		Chartered Semiconductor Manufacturing	629,531

		SPAIN--0.3%
		Broadcasting & Publishing--0.3%
8,390	[1]	Sogecable SA	298,130

		SWEDEN--3.3%
		Capital Goods--0.3%
23,400		SKF AB, Class B	391,327

		Data Processing & Reproduction--0.6%
13,600	[1]	Modern Times Group MTG AB, Class B	647,619

		Electrical & Electronics--1.3%
72,900		Telefonaktiebolaget LM Ericsson	1,442,296

		Electronic Components, Instruments--0.4%
79,650	[1]	Readsoft AB	487,653

		Health Care Equipment & Services--0.7%
97,400		Gambro AB, Class A	795,102

		TOTAL SWEDEN	3,763,997

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SWITZERLAND--0.9%
		Business & Public Services--0.4%
110	[1]	Agefi Groupe SA	$33,041
555		Publicitas Holding SA	415,068

		TOTAL	448,109

		Wholesale & International Trade--0.5%
2,900		Charles Voegele Holding AG	570,649

		TOTAL SWITZERLAND	1,018,758

		TAIWAN--1.4%
		Electrical & Electronics--0.2%
14,700	[1]	Advanced Semiconductor Engineering Inc., GDR	248,063

		Electronic Components, Instruments--1.2%
2,202	[1]	Macronix International Co. Ltd., ADR	56,289
33,565	[1]	Taiwan Semiconductor Manufacturing Co., ADR	1,300,644

		TOTAL	1,356,933

		TOTAL TAIWAN	1,604,996

		THAILAND--0.5%
		Electronic Components, Instruments --0.5%
69,600		Hana Microelectronics Co., Ltd.	545,429

		UNITED KINGDOM--16.9%
		Banking--1.5%
102,600		Royal Bank of Scotland PLC, Edinburgh	1,716,999

		Capital Goods--1.9%
235,100		British Aerospace PLC	1,465,606
134,600		TI Group PLC	733,187

		TOTAL	2,198,793

		Data Processing & Reproduction--0.3%
40,400		Psion PLC	390,616

		Electronic Components, Instruments--0.5%
17,816	[1]	ARM Holdings PLC, ADR	585,701

		Energy Sources--0.5%
67,500		Enterprise Oil PLC	562,760

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		UNITED KINGDOM--continued
		Food & Household Products--3.6%
93,100		Bass PLC	$1,046,661
210,650		Diageo PLC	1,890,095
99,400		Reckitt Benckiser PLC	1,112,976

		TOTAL	4,049,732

		Health & Personal Care--0.5%
33,025	[1]	Shire Pharmaceuticals Group PLC	574,656

		Insurance--0.4%
34,462		Prudential Corp. PLC	504,758

		Media--0.9%
116,800		EMI Group PLC	1,060,380

		Technology Hardware & Equipment--0.6%
46,246		Pace Micro Technology PLC	666,160

		Telecommunication Services--2.7%
108,200		Cable & Wireless Communications PLC	1,831,997
15,600	[1]	Energis PLC	584,916
156,500		Vodafone AirTouch PLC	632,256

		TOTAL	3,049,169

		Transportation--2.7%
159,400		BAA PLC	1,278,297
112,400		Railtrack Group PLC	1,745,793

		TOTAL	3,024,090

		Utilities--0.8%
336,000		British Energy PLC	912,580

		TOTAL UNITED KINGDOM	19,296,394

		UNITED STATES--0.0%
		Data Processing --0.0%
2,450	[1]	Infonet Services Corp., Class B	29,247

		TOTAL COMMON STOCKS (IDENTIFIED COST $88,756,463)	105,830,135

Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--0.1%
		BRAZIL--0.1%
		Metals-Steel--0.1%
12,300		Usinas Siderurgicas de Minas Gerais SA, Preference (identified cost $37,073)	$56,879

		REPURCHASE AGREEMENT--10.5%[2]
$12,000,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	12,000,000

		TOTAL INVESTMENTS (IDENTIFIED COST $100,793,536)[3]	$117,887,014

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $100,793,536. The net unrealized appreciation of investments on a federal tax basis amounts to $17,093,478 which is comprised of $19,708,972 appreciation and $2,615,494 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($114,112,671) at June 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $100,793,536)		$117,887,014
Cash		3,672
Cash denominated in foreign currencies (identified cost $78,397)		78,256
Income receivable		166,731
Receivable for investments sold		3,162,115
Net receivable for foreign currency exchange contracts		2,870

TOTAL ASSETS		121,300,658

Liabilities:
Payable for investments purchased	$7,092,056
Payable for capital gain taxes withheld	62,169
Accrued expenses	33,762

TOTAL LIABILITIES		7,187,987

Net assets for 5,084,863 shares outstanding		$114,112,671

Net Assets Consist of:
Paid in capital		$83,005,387
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		17,097,267
Accumulated net realized gain on investments and foreign currency transactions		14,054,005
Accumulated net operating loss		(43,988)

TOTAL NET ASSETS		$114,112,671

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$114,112,671 ÷ 5,084,863 shares outstanding		$22.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $76,634)		$400,750
Interest		480,492

TOTAL INCOME		881,242

Expenses:
Investment adviser fee	$574,438
Administrative personnel and services fee	62,500
Custodian fees	38,500
Transfer and dividend disbursing agent fees and expenses	9,124
Directors'/Trustees' fees	795
Auditing fees	5,587
Legal fees	3,811
Portfolio accounting fees	30,083
Share registration costs	4,523
Printing and postage	14,732
Insurance premiums	587
Miscellaneous	2,213

TOTAL EXPENSES	746,893

Waivers:
Waiver of investment adviser fee	(26,592)

Net expenses		720,301

Net investment income		160,941

Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $4,027)		14,184,406
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(22,349,498)

Net realized and unrealized loss on investments and foreign currency transactions		(8,165,092)

Change in net assets resulting from operations		$(8,004,151)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income/operating loss	$160,941	$(207,702)
Net realized gain on investments and foreign currency transactions ($14,184,406 and $17,728,885, respectively, as computed for federal tax purposes)	14,184,406	17,756,256
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(22,349,498)	28,576,156

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,004,151)	46,124,710

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions	(17,739,949)	(1,537,970)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,739,949)	(1,537,970)

Share Transactions:
Proceeds from sale of shares	40,847,787	17,658,414
Net asset value of shares issued to shareholders in payment of distributions declared	17,739,927	1,537,970
Cost of shares redeemed	(23,831,245)	(10,991,180)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,756,469	8,205,204

Change in net assets	9,012,369	52,791,944

Net Assets:
Beginning of period	105,100,302	52,308,358

End of period	$114,112,671	$105,100,302

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995 [1]
Net Asset Value, Beginning of Period	$27.64	$15.39	$12.27	$11.16	$10.35	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	0.05	(0.02)	0.03 [2]	0.07	0.11 [2]	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.98)	12.72	3.11	1.05	0.75	0.28

TOTAL FROM INVESTMENT OPERATIONS	(0.93)	12.70	3.14	1.12	0.86	0.35

Less Distributions:
Distributions from net investment income	--	--	--	(0.01)	(0.05)	--
Distributions from net realized gain on investments and foreign currency transactions	(4.27)	(0.45)	(0.02)	--	--	--

TOTAL DISTRIBUTIONS	(4.27)	(0.45)	(0.02)	(0.01)	(0.05)	--

Net Asset Value, End of Period	$22.44	$27.64	$15.39	$12.27	$11.16	$10.35

Total Return[3]	(6.08%)	84.88%	25.57%	10.08%	8.32%	3.50%

Ratios to Average Net Assets:

Expenses	1.25%[4]	1.25%	1.25%	1.23%	1.25%	1.22%[4]

Net investment income (net operating loss)	0.28%[4]	(0.34%)	0.19%	0.76%	0.89%	1.63%[4]

Expense waiver/reimbursement[5]	0.05%[4]	0.46%	0.47%	0.98%	3.05%	11.42%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$114,113	$105,100	$52,308	$36,575	$17,752	$4,760

Portfolio turnover	111%	304%	247%	179%	103%	34%

1 Reflects operations for the period from May 8, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investment in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2000, the Fund had outstanding foreign currency commitment as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:

7/3/2000	360,111 Pound Sterling	$ 542,166	$ 544,883	$ 2,717

7/5/2000	71,418 Pound Sterling	108,270	108,063	(207)

Contracts Sold:

7/3/2000	507,432 Australian Dollar	$ 305,626	$ 303,469	$ 2,157

7/5/2000	829,986 Canadian Dollar	559,874	560,801	(927)

7/3/2000	15,424,126 Japanese Yen	146,297	145,366	931

7/5/2000	10,506,825 Japanese Yen	99,815	99,023	792

7/5/2000	4,954,808 Swedish Krona	559,177	561,770	(2,593)

NET UNREALIZED APPRECIATION ON FOREIGN CURRENCY EXCHANGE CONTRACTS				$ 2,870

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	1,610,611	925,916
Shares issued to shareholders in payment of distributions declared	651,246	99,868
Shares redeemed	(979,914)	(620,753)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,281,943	405,031

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that the ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Service Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $15,465 were borne initially by the Adviser. The Fund reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended June 30, 2000, the Fund amortized $1,146 of organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$129,049,127

Sales	$112,125,261

RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated International Equity Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for Federated Prime Money Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and financial statements.

This high quality money market fund keeps your ready cash pursuing daily income while seeking to keep your principal stable,1 and providing convenient, daily access to your money.

To provide a competitive daily yield, the fund invests in a diversified portfolio of high quality money market securities. At the end of the reporting period, the portfolio was invested in commercial paper (35.4%), variable rate notes (26.2%), loan participation notes (5.3%), short-term notes (1.9%), repurchase agreements (12.2%), corporate notes (7.7%), and certificates of deposit (11.1%).

During the reporting period, the fund paid dividends totaling $0.028 per share while maintaining a stable $1.00 share price. On June 30, 2000, net assets reached $163.9 million.

Thank you for choosing Federated Prime Money Fund II to put your cash to work earning income every day. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Federated Prime Money Fund II invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past six months we have continued to see strong economic growth in the U.S. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 100 basis points. The Fed increased the interest rate in 25 basis point increments until May 2000, when it raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

The 30-day commercial paper started the reporting period at 5.62% on January 3, 2000, and then rose as high as 6.58% on June 30, 2000. The commercial paper rates increased over this time frame in anticipation of the federal funds target rate increases.

The target average maturity range for Federated Prime Money Fund II remained in the 45-55 day target range for the entire reporting period, reflecting a positive position regarding Fed policy and the money market yield curve. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 2000, the net assets of Federated Prime Money Fund II decreased from $193.9 to $163.9 million while the 7-day net yield increased from 4.95% to 6.01%.1 The effective average maturity of the fund on June 30, 2000, was 47 days.

1 Past performance is no guarantee of future results. Yields will vary. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount		Value
	SHORT-TERM NOTES--1.9%
	Finance - Equipment--1.7%
$772,062	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	$772,090
124,071	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	124,071
894,447	Copelco Capital Receivables LLC 2000-A, Class A-1, 6.507%, 5/14/2001	894,447
1,000,000	First Sierra Equipment Contract Trust 2000-2, Class A-1, 6.937%, 6/18/2001	1,000,000

	TOTAL	2,790,608

	Insurance--0.2%
264,214	Americredit Automobile Receivables Trust 2000-A, Class A1 (FSA INS) 6.040%, 2/5/2001	264,214

	TOTAL SHORT-TERM NOTES	3,054,822

	CERTIFICATES OF DEPOSIT--11.1%
	Banking--11.1%
700,000	Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	699,969
3,200,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001 - 4/30/2001	3,199,370
700,000	Commerzbank AG, Frankfurt, 6.510%, 12/13/2000	700,031
500,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	499,895
7,000,000	Deutsche Bank AG, 6.580%, 7/13/2000	7,000,000
1,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	999,857
2,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	2,000,061
2,200,000	Svenska Handelsbanken, Stockholm, 6.765% - 6.880%, 3/22/2001 -- 4/30/2001	2,199,497
1,000,000	UBS AG, 6.130%, 11/29/2000	999,763

	TOTAL CERTIFICATES OF DEPOSIT	18,298,443

	COMMERCIAL PAPER--35.4%[1]
	Banking--15.4%
7,000,000	Barton Capital Corp., 6.560%, 7/11/2000	6,987,244
1,500,000	Den Danske Corp., Inc. (Den Danske Bank AS LOC) 6.630%, 12/26/2000	1,450,828
4,458,000	Gotham Funding Corp., 6.650% - 6.700%, 7/21/2000 - 7/28/2000	4,439,373
1,000,000	Internationale Nederlanden U.S. Funding Corp. (ING Bank NV LOC) 6.370%, 12/28/2000	968,150
4,000,000	Market Street Funding Corp. (PNC Bank, N.A. LOC) 6.560%, 7/17/2000	3,988,338
7,394,000	Park Avenue Receivables Corp., 6.560%, 7/17/2000	7,372,442

	TOTAL	25,206,375

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Brokerage--6.7%
$5,000,000	Goldman Sachs Group, Inc., 6.550%, 7/10/2000	$4,991,813
6,000,000	Salomon Smith Barney Holdings, Inc., 6.600%, 7/13/2000	5,986,800

	TOTAL	10,978,613

	Container/Packaging--0.6%
1,000,000	Crown Cork & Seal Co., Inc., 6.930%, 7/14/2000	997,498

	Finance - Commercial--10.9%
7,000,000	Amsterdam Funding Corp., 6.620%, 7/7/2000	6,992,277
5,000,000	Asset Securitization Cooperative Corp., 6.620%, 7/14/2000	4,988,047
5,000,000	Eureka Securitization Inc., 6.600%, 7/18/2000	4,984,417
1,000,000	General Electric Capital Corp., 6.220%, 10/18/2000	981,167

	TOTAL	17,945,908

	Insurance--1.8%
3,000,000	CXC, Inc., 6.090%, 8/25/2000	2,972,087

	TOTAL COMMERCIAL PAPER	58,100,481

	CORPORATE NOTES--7.7%
	Banking--3.0%
5,000,000	Bank One, Illinois, N.A., 6.070% - 6.200%, 10/10/2000 -- 10/23/2000	4,999,292

	Finance - Commercial--4.7%
2,700,000	Beta Finance, Inc. (Guaranteed by Beta Finance Corp.) 6.000% - 7.200%, 8/14/2000 - 6/28/2001	2,700,000
3,000,000	FINOVA Capital Corp., 6.570%, 3/19/2001	2,994,097
2,000,000	Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.) 6.780%, 2/28/2001	2,000,000

	TOTAL	7,694,097

	TOTAL CORPORATE NOTES	12,693,389

	LOAN PARTICIPATION--5.3%
	Electrical Equipment--0.4%
600,000	Mt. Vernon Phenol Plant Partnership (Guaranteed by General Electric Co.) 6.810%, 5/17/2001	600,000

Principal Amount		Value
	LOAN PARTICIPATION--continued
	Finance - Automotive--4.3%
$7,000,000	General Motors Acceptance Corp., Mortgage of PA (Guaranteed by General Motors Acceptance Corp.) 6.663%, 7/3/2000	$6,997,409

	Finance - Equipment--0.6%
1,000,000	Comdisco, Inc., 6.900%, 7/7/2000	1,000,000

	TOTAL LOAN PARTICIPATION	8,597,409

	NOTES - VARIABLE--26.2% [2]
	Banking--14.6%
5,000,000	Abbey National Treasury Services, PLC (Abbey National Bank PLC, London LOC) 6.562%, 8/15/2000	4,996,276
105,000	Alabama State IDA (Wellborn Cabinet, Inc.) Tax Revenue Bonds (Fleet Bank N.A. LOC) 6.780%, 7/13/2000	105,000
1,325,000	Alder Creek Properties, LLC (KeyBank, N.A. LOC) 6.850%, 7/13/2000	1,325,000
1,000,000	Bond Holdings LP (SouthTrust Bank of Alabama, Birmingham LOC) 6.750%, 7/14/2000	1,000,000
5,000	Capital One Funding Corp., Series 1995-A (Bank One, Indiana, N.A. LOC) 6.700%, 7/13/2000	5,000
2,000,000	Chandler, AZ IDA, South Bay Circuits IDR, Series 1999B (Comerica Bank LOC) 6.730%, 7/12/2000	2,000,000
2,000,000	Comerica Bank, 6.630%, 7/10/2000	1,999,578
245,000	Edgefield County, SC, Series 1997 (Bondex Inc. Project) (HSBC Bank USA LOC) 6.780%, 7/13/2000	245,000
180,000	Franklin County, OH, Edison Welding, Series 1995 (Huntington National Bank, Columbus, OH LOC) 6.790%, 7/13/2000	180,000
4,600,000	Home City Ice Co. & H.C. Transport, Series 2000 (Firstar Bank, N.A. LOC) 6.760%, 7/13/2000	4,600,000
1,000,000	James F. Taylor, Series 1999 (SouthTrust Bank of Alabama, Birmingham LOC) 6.830%, 7/14/2000	1,000,000
380,000	La-Man Corp. (SouthTrust Bank of Alabama, Birmingham LOC) 6.830%, 7/14/2000	380,000
1,219,372	Liquid Asset Backed Securities Trust, Series 1997-1 (Westdeutsche Landesbank Girozentrale Swap Agreement) 6.651%, 7/31/2000	1,219,371
400,000	Lynn Haven, FL, Taxable Revenue Bond (Series 1998-B) (Bank One, Ohio, N.A. LOC) 6.900%, 7/13/2000	400,000
545,000	Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts. (Bank One, Wisconsin, N.A. LOC) 6.890%, 7/13/2000	545,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$780,000	Maryland Economic Development Corp. (Allfirst LOC) 6.780%, 7/14/2000	$780,000
158,000	Maryland State IDFA, Human Genome, Series 1994 (Allfirst LOC) 6.670%, 7/7/2000	158,000
133,598	Rabobank Optional Redemption Trust, Series 1997-101, 6.281%, 7/31/2000	133,598
285,000	Roby Company Ltd. Partnership (Huntington National Bank, Columbus, OH LOC) 6.790%, 7/13/2000	285,000
1,090,000	Trap Rock Industries, Inc., Series 1997 (First Union National Bank, Charlotte, N.C. LOC) 6.830%, 7/19/2000	1,090,000
105,000	Vista Funding Corp., Series 1994-A (Fifth Third Bank of Northwestern OH LOC) 6.790%, 7/13/2000	105,000
1,400,000	Westdeutsche Landesbank Girozentrale, 6.568%, 7/31/2000	1,399,410

	TOTAL	23,951,233

	Finance - Commercial--3.3%
5,400,000	Sigma Finance, Inc. (Guaranteed by Sigma Finance Corp.) 6.651% - 7.010%, 7/31/2000	5,400,000

	Finance - Equipment--0.6%
1,000,000	Copelco Capital Receivables LLC 2000-A, Class A2A, 6.130%, 3/19/2001	1,000,000

	Homebuilding--0.8%
1,300,000	Centex Corp., 6.833%, 7/31/2000	1,300,000

	Insurance--6.9%
1,000,000	Allstate Life Insurance Co., 6.785%, 7/31/2000	1,000,000
5,000,000	Anchor National Life Insurance Co., 6.370%, 7/31/2000	5,000,000
1,000,000	First Allmerica Financial Life Insurance Co., 6.647%, 8/31/2000	1,000,000
1,000,000	GE Life and Annuity Assurance Co., 6.940%, 9/30/2000	1,000,000
2,000,000	Jackson National Life Insurance Co., 6.740% - 6.908%, 7/31/2000	2,000,000
261,314	Liquid Asset Backed Securities Trust, Series 1997-3, Senior Notes (AMBAC INS) 6.740%, 7/31/2000	261,314
1,000,000	Travelers Insurance Co., 6.869%, 9/30/2000	1,000,000

	TOTAL	11,261,314

	TOTAL NOTES -- VARIABLE	42,912,547

Principal Amount		Value
	REPURCHASE AGREEMENTS--12.2%[3]
$5,000,000	Bank of America, 6.930%, dated 6/30/2000, due 7/3/2000	$5,000,000
10,000,000	Deutsche Bank Financial, Inc., 6.900%, dated 6/30/2000, due 7/3/2000	10,000,000
5,000,000	Donaldson, Lufkin and Jenrette Securities Corp., 6.600%, dated 6/30/2000, due 7/3/2000	5,000,000

	TOTAL REPURCHASE AGREEMENTS	20,000,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$163,657,091

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($163,918,136) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$20,000,000
Investments in securities	143,657,091

Total investments in securities, at amortized cost and value		$163,657,091
Cash		5,498
Income receivable		1,005,993
Prepaid expenses		36,835

TOTAL ASSETS		164,705,417

Liabilities:
Income distribution payable	766,662
Accrued expenses	20,619

TOTAL LIABILITIES		787,281

Net assets for 163,918,136 shares outstanding		$163,918,136

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$163,918,136 ÷ 163,918,136 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Interest		$4,831,406

Expenses:
Investment adviser fee	$391,831
Administrative personnel and services fee	59,010
Custodian fees	5,295
Transfer and dividend disbursing agent fees and expenses	8,575
Directors'/Trustees' fees	949
Auditing fees	5,112
Legal fees	2,289
Portfolio accounting fees	19,775
Share registration costs	3,741
Printing and postage	21,540
Insurance premiums	3,791
Miscellaneous	1,691

TOTAL EXPENSES	523,599

Waiver:
Waiver of investment adviser fee	(6,382)

Net expenses		517,217

Net investment income		$4,314,189

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,314,189	$6,421,458

Distributions to Shareholders:
Distributions from net investment income	(4,314,189)	(6,421,458)

Share Transactions:
Proceeds from sale of shares	433,786,516	594,965,372
Net asset value of shares issued to shareholders in payment of distributions declared	3,552,946	6,413,607
Cost of shares redeemed	(467,291,065)	(510,605,822)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,951,603)	90,773,157

Change in net assets	(29,951,603)	90,773,157

Net Assets:
Beginning of period	193,869,739	103,096,582

End of period	$163,918,136	$193,869,739

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.79%	4.63%	4.92%	4.93%	4.75%	5.20%

Ratios to Average Net Assets:

Expenses	0.66%[2]	0.73%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.51%[2]	4.60%	4.80%	4.84%	4.68%	5.12%

Expense waiver/reimbursement[3]	0.01%[2]	--	0.01%	0.20%	0.57%	2.69%

Supplemental Data:

Net assets, end of period (000 omitted)	$163,918	$193,870	$103,097	$59,659	$45,655	$17,838

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	433,786,516	594,965,372
Shares issued to shareholders in payment of distributions declared	3,552,946	6,413,607
Shares redeemed	(467,291,065)	(510,605,822)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,951,603)	90,773,157

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Prime Money Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report for Federated Utility Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's portfolio holdings and financial statements.

Federated Utility Fund II helps shareholders participate in the income and growth opportunities of a market that provides critical, ongoing services to the United States and other nations.1

For the six-month reporting period, the fund produced a total return of (1.26%). Dividend income paid totaled $0.427 per share, and the fund paid capital gains totaling $0.284 per share.2 On June 30, 2000, net assets totaled $188.6 million.

Thank you for participating in the income and growth opportunities of United States and foreign utility stocks through Federated Utility Fund II. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 International investing involves special risks.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

In a turbulent period for the broad market, the utility sector had extraordinarily divergent results. Conventional electric and gas utilities were the strongest, companies tied to the tight markets for natural gas and power generation flourished, but many telecommunications stocks fell sharply despite fine growth prospects.

The Standard & Poor's (S&P) Utility Index returned 15.3%, and the S&P Communications Index returned (15.1%), for a blended market benchmark return of 0.1%.1 The Federated Utility Fund II returned (1.26%).2

The generally negative returns from our relatively large stake in telecommunications stocks more than offset the generally positive returns from our large stake in natural gas stocks.3 Though the growth in demand for new telecommunications services remains robust, investors seemed troubled by the uncertainty of the rapid changes occurring in the industry along with regulatory actions. Emerging telecommunications company stocks were hit hard despite excellent growth prospects. Our convertible holding of Winstar returned (24.0%) during the reporting period. At the other extreme, our large holding of U.S. West returned 21.0% as it approached the closing of its merger with Qwest Communications. Leading foreign carriers were down as well, as British Telecom, for example, declined 26.0% during the reporting period.

Despite the generally weak performance of the telecommunications sector, we consider the stocks attractive. The telecommunications sector continues to grow faster than the overall economy, and the stocks seem undervalued, particularly on a cash flow to growth basis.

Natural gas continued to benefit from record high natural gas prices. El Paso Energy, our largest holding in the sector, returned 32.0%. This diversified gas company's activities range from the well head to the local gas utility. We consider its shares undervalued still, as the company's exploration, production and power generation activities benefit from a shortage of natural gas and electricity.

Electric utilities held up well amid the market turbulence. The S&P Electric Index1 returned 5.7% in the half, as higher earnings and tight power markets contributed to the sector's outperformance. Electric utilities remain the smallest portion of the portfolio, and our focus is on unregulated power producers, such as AES and Calpine. Their assets and management provide rapid growth prospects. Our Calpine convertible shares returned 84.0% on rising profit expectations, while AES returned more than 21.0%.

Our relative investments remain largely in telecommunications and natural gas. We favor these sectors because of the accelerating industry growth, the quality of the management teams and still reasonable valuation support.

We continue to believe that the three main utility sectors--telecommunications, natural gas and electricity--are highly attractive relative to the rest of the market. They offer an attractive combination of growth and value as the importance of reliable telecommunications and electric power to the Internet economy grows steadily.

1 S&P Utility Index is an unmanaged market cap-weighted index of natural gas and electric companies. The S&P Communications Index is an unmanaged market cap-weighted index of communications companies. The S&P Electric Index is a market cap-weighted index of common stocks in utilities. These indexes are unmanaged and investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--51.6%
		Communication Services--22.9%
56,600	[1]	Adelphia Business Solutions, Inc.	$1,312,413
26,500	[1]	Allegiance Telecom, Inc.	1,696,000
70,800		Alltel Corp.	4,385,175
71,800		BellSouth Corp.	3,060,475
13,400		British Telecommunication PLC, ADR	1,772,150
62,700		GTE Corp.	3,903,075
64,800	[1]	MCI Worldcom, Inc.	2,972,700
1	[1]	NEXTLINK Communications, Inc., Class A	17
28,500		Nippon Telegraph & Telephone Corp., ADR	1,948,687
74,100		SBC Communications, Inc.	3,204,825
89,000		Sprint Corp.	4,539,000
33,200		Telefonica SA, ADR	2,126,875
44,600		Telefonos de Mexico, Class L, ADR	2,547,775
16,600		Telephone and Data System, Inc.	1,664,150
42,000		U.S. West, Inc.	3,601,500
22,800	[1]	Viatel, Inc.	651,225
12,000	[1]	VoiceStream Wireless Corp.	1,395,562
45,100	[1]	Western Wireless Corp., Class A	2,457,950
1,152	[1]	WinStar Communications, Inc.	39,024

		TOTAL	43,278,578

		Consumer Staples--0.4%
30,600	[1]	RCN Corp.	776,475

		Energy--2.0%
53,500		Burlington Resources, Inc.	2,046,375
32,800		Phillips Petroleum Co.	1,662,550

		TOTAL	3,708,925

		Technology--3.1%
58,300		Nokia Oyj, ADR	2,911,356
45,000		Motorola, Inc.	1,307,813
23,500	[1]	Tellabs, Inc.	1,608,281

		TOTAL	5,827,450

Shares			Value
		COMMON STOCKS--continued
		Utilities--23.2%
44,500		Columbia Energy Group	$2,920,312
37,500		Duke Energy Corp.	2,114,062
43,400		Dynegy, Inc., Class A	2,964,763
170,200		Edison International	3,489,100
143,300		El Paso Energy Corp.	7,299,344
83,400		Enron Corp.	5,379,300
47,100		FPL Group, Inc.	2,331,450
95,700		KeySpan Corp.	2,942,775
70,500		Montana Power Co.	2,489,531
92,500		NICOR, Inc.	3,017,813
44,800		Peoples Energy Corp.	1,450,400
72,800		TXU Corp.	2,147,600
123,200		Williams Cos., Inc. (The)	5,135,900

		TOTAL	43,682,350

		TOTAL COMMON STOCKS (IDENTIFIED COST $89,837,794)	97,273,778

		PREFERRED STOCKS--36.0%
		Communication Services--17.0%
45,600	[2,3]	Alliant Energy Corp., Conv. Pfd., $5.73 (into McLeod USA)	3,137,052
44,900		BroadWing, Inc., Cumulative Conv. Pfd., Series B, $3.38	2,110,300
61,200		Cox Communications, Inc., PRIDES, $6.59 (into Sprint PCS)	6,793,200
13,500		Global Crossing Ltd., Conv. Pfd., $17.06	3,005,437
103,600		Global TeleSystems Group, Inc., Conv. Pfd., $3.63	2,331,000
21,000		NEXTLINK Communications, Inc., Conv. Pfd., $3.25	3,614,625
41,600	[2,3]	Qwest Communications International, Inc., Conv. Pfd., $2.40	3,315,853
30,200	[2,3]	Viatel, Inc., Conv. Pfd., $3.88	1,121,175
110,400		Vodafone Airtouch, DECS, $3.15	4,471,200
1,000	[2,3]	WinStar Communications, Inc., Conv. Pfd., $2.02	982,580
1,100	[2,3]	WinStar Communications, Inc., Series F	1,083,500

		TOTAL	31,965,922

		Consumer Staples--1.1%
33,600		Cox Communications, Inc., PRIDES, $3.54	2,064,300

Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Energy--3.9%
74,500		Apache Corp., Conv. Pfd., $2.02	$3,855,375
68,700		Kerr-McGee Corp., DECS, $1.83 (into Devon Energy)	3,417,825

		TOTAL	7,273,200

		Technology--1.3%
24,200		Metromedia Fiber Network, Inc., DECS, $2.46	1,660,725
26,000	[2,3]	PsiNet, Inc., Conv. Pfd., $3.50	888,550

		TOTAL	2,549,275

		Utilities--12.7%
54,000	[2,3]	AES Corp., Conv. Pfd., $3.00	3,196,152
107,100		CMS Energy Corp., Conv. Pfd., $3.63	2,998,800
21,600	[2,3]	Calpine Corp., Conv. Pfd., $2.88	2,579,386
180,000		Coastal Corp., PRIDES, $1.66	6,300,000
121,700		Enron Corp., Note, $1.56	3,772,700
67,700		K N Energy, Inc., Conv. Pfd., $3.55	3,215,750
87,000	[2]	Utilicorp United, Inc., Conv. Pfd., $2.44	2,066,250

		TOTAL	24,129,038

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $64,753,689)	67,981,735

		CORPORATE BONDS--6.1%
		Communication Services--4.9%
$850,000	[2,3]	ITC DeltaCom, Inc., Conv. Bond, 4.50%, 5/15/2006	883,244
2,905,000		Level 3 Communications, Inc., Conv. Bond, 6.00%, 3/15/2010	2,672,890
2,300,000	[2,3]	NEXTEL Communications, Inc., Conv. Bond, 5.25%, 1/15/2010	2,408,928
3,935,000	[2,3]	NTL, Inc., Conv. Bond, 5.75%, 12/15/2009	3,174,837

		TOTAL	9,139,899

		Energy--1.2%
1,980,000		Kerr-McGee Corp., Conv. Bond, 5.25%, 2/15/2010	2,277,851

		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,775,618)	11,417,750

Principal Amount			Value
		REPURCHASE AGREEMENT--8.3%[4]
$15,595,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	$15,595,000

		TOTAL INVESTMENTS (IDENTIFIED COST $181,962,101)[5]	$192,268,263

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2000, these securities amounted to $24,837,507 which represents 13.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $22,771,257 which represents 12.1% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $181,962,101. The net unrealized appreciation of investments on a federal tax basis amounts to $10,306,162 which is comprised of $25,326,880 appreciation and $15,020,718 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($188,588,615) at June 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $181,962,101)		$192,268,263
Cash		4,563
Income receivable		611,145

TOTAL ASSETS		192,883,971

Liabilities:
Payable for investments purchased	$4,283,895
Accrued expenses	11,461

TOTAL LIABILITIES		4,295,356

Net assets for 13,980,886 shares outstanding		$188,588,615

Net Assets Consist of:
Paid in capital		$175,570,833
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,306,162
Accumulated net realized loss on investments and foreign currency transactions		(27,036)
Undistributed net investment income		2,738,656

TOTAL NET ASSETS		$188,588,615

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$188,588,615 ÷ 13,980,886 shares outstanding		$13.49

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $3,755)		$3,122,786
Interest		480,132

TOTAL INCOME		3,602,918

Expenses:
Investment adviser fee	$700,283
Administrative personnel and services fee	70,311
Custodian fees	9,812
Transfer and dividend disbursing agent fees and expenses	17,604
Directors'/Trustees' fees	1,308
Auditing fees	5,653
Legal fees	6,517
Portfolio accounting fees	27,695
Share registration costs	7,092
Printing and postage	24,701
Insurance premiums	559
Taxes	47
Miscellaneous	3,210

TOTAL EXPENSES	874,792

Fees paid indirectly from directed broker arrangements	(9,005)

Net expenses		865,787

Net investment income		2,737,131

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions		480,930
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(5,618,202)

Net realized and unrealized loss on investments and foreign currency		(5,137,272)

Change in net assets resulting from operations		$(2,400,141)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,737,131	$5,624,553
Net realized gain on investments and foreign currency transactions ($480,930 and $3,713,913, respectively, as computed for federal tax purposes)	480,930	3,446,603
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(5,618,202)	(6,031,451)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,400,141)	3,039,705

Distributions to Shareholders:
Distributions from net investment income	(5,581,092)	(4,089,640)
Distributions from net realized gain on investments and foreign currency transactions	(3,709,373)	(8,002,480)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,290,465)	(12,092,120)

Share Transactions:
Proceeds from sale of shares	25,172,770	62,849,877
Net asset value of shares issued to shareholders in payment of distributions declared	9,290,462	12,092,114
Cost of shares redeemed	(21,850,260)	(40,261,149)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,612,972	34,680,842

Change in net assets	922,366	25,628,427

Net Assets:
Beginning of period	187,666,249	162,037,822

End of period (including undistributed net investment income of $2,738,656 and $5,582,617, respectively)	$188,588,615	$187,666,249

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (Unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$14.35	$15.27	$14.29	$11.81	$11.03	$ 9.29
Income From Investment Operations:
Net investment income	0.20	0.42	0.37	0.40	0.42	0.45
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.35)	(0.23)	1.55	2.62	0.82	1.74

TOTAL FROM INVESTMENT OPERATIONS	(0.15)	0.19	1.92	3.02	1.24	2.19

Less Distributions:
Distributions from net investment income	(0.43)	(0.37)	(0.13)	(0.28)	(0.41)	(0.45)
Distributions from net realized gain on investments and foreign currency transactions	(0.28)	(0.74)	(0.81)	(0.26)	(0.05)	--

TOTAL DISTRIBUTIONS	(0.71)	(1.11)	(0.94)	(0.54)	(0.46)	(0.45)

Net Asset Value, End of Period	$13.49	$14.35	$15.27	$14.29	$11.81	$11.03

Total Return[1]	(1.26%)	1.69%	13.95%	26.63%	11.56%	24.18%

Ratios to Average Net Assets:

Expenses	0.94%[2]	0.94%	0.93%	0.85%	0.85%	0.85%

Net investment income	2.92%[2]	3.20%	3.20%	3.41%	3.92%	4.62%

Expense waiver/reimbursement[3]	--	--	0.07%	0.27%	0.51%	2.24%

Supplemental Data

Net assets, end of period (000 omitted)	$188,589	$187,666	$162,038	$104,462	$63,558	$29,679

Portfolio turnover	62%	119%	84%	95%	63%	62%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Utility Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2000, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investment in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on the restricted security held at June 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Utilicorp United, Inc., Conv. Pfd., $2.44	9/23/1999 - 5/19/2000	$2,155,232

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	1,814,332	4,384,563
Shares issued to shareholders in payment of distributions declared	657,499	895,049
Shares redeemed	(1,569,358)	(2,814,347)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	902,473	2,465,265

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expense

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2000, the Fund's expenses were reduced by $9,005 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$111,069,784

Sales	$111,266,606

Risks of Foreign Investing

The Funds invests in securities of non-U.S. issuers. The political or economic development within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and current holdings.

At June 30, 2000, the diversification of non-U.S. countries was as follows:

Country	Percentage of Net Assets
Finland	1.5%
Mexico	1.4%
Spain	1.1%
Japan	1.0%
United Kingdom	0.9%

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Utility Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Utility Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and financial statements.

To pursue an attractive level of income, the fund invests primarily in short-to intermediate-term U.S. government mortgage backed securities and U.S. Treasury notes and bonds.

During the six-month reporting period, the fund paid dividends totaling $0.557 per share. Due to a rising rate environment that caused bond prices to decline, the fund's share price declined from $10.56 to $10.38. The fund's total return was 3.68% for the reporting period.1 On June 30, 2000, the fund's net assets reached $133.5 million.

Thank you for pursuing income through the diversification and professional management of Federated Fund for U.S. Government Securities II. Your comments and suggestions are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series, invests in U.S. government securities which include agency mortgage (Federal Home Loan Mortgage Corporation (FHLMC), Fannie Mae (FNMA), and Government National Mortgage Association (GNMA)), U.S. Treasury and agency debenture securities. The "base" portfolio is a two-thirds/one-third blend of mortgage-backed and Treasury/agency securities, respectively.

U.S. economic growth set a longevity record during the reporting period as consumers and businesses continued to spend at a rapid rate. Such demand growth raised concerns over inflationary pressures. The Federal Reserve Board (the "Fed") acted on these concerns, raising the federal funds target rate on three separate occasions over the reporting period. Treasury securities were mixed as short yields rose while longer maturity yields declined based on fundamental and technical developments. Mortgage and agency spreads widened.

Economic activity was robust at the outset led in part by strong demand for homes and autos. Citing concern that demand growth may outstrip supply resulting in inflation, the Fed raised the federal funds target rate 100 basis points to 6.50%. In the latter stages of the six-month reporting period, indications of moderating economic growth appeared as retail sales and manufacturing activity slowed.

Short-term Treasury yields, which rose over the reporting period, reacted to Fed actions while long-term yields declined due to technical and fundamental factors. The U.S. Treasury's buyback program announcement in conjunction with a reduced issuance schedule led to a rally in longer maturity notes and bonds. Budgetary surpluses of recent years have reduced borrowing needs and debt buybacks were initiated for the first time since 1930. Approximately $30 billion of Treasurys are expected to be repurchased in 2000. As initial purchases concentrated on long maturities, a scarcity rally ensued. Two- and ten-year Treasurys yielded 6.36% and 6.02% as of June 30, 2000, representing an increase and decrease of 12 and 42 basis points, respectively.

Treasurys out-performed mortgage backed securities (MBS) and agency securities over the reporting period as spreads widened. Government sponsored enterprise (GSE) debt issuance increased while government officials called for a review of GSE activity, bringing into question the GSE/government relationship. Political and technical events fueled spread widening to historically wide levels. FNMA's 3-, 5- and 10-year Benchmark security spreads widened 21, 39 and 50 basis points, respectively. Mortgage-to-Treasury spreads widened in sympathy as current coupon 30-year GNMA and FNMA spreads widened 31 and 46 basis points each.

As MBS spreads widened, the mortgage allocation of the portfolio was increased to approximately 71% of assets. Despite political and technical developments, we believe the mortgage sector provides attractive return potential relative to Treasurys over the longer term. Beneficial spreads, prepayments and supply/demand factors underlie our favorable sector view. Similarly, we have continued to overweight agency securities versus Treasury debt, believing the sizable incremental yield provides a favorable risk/reward profile.

The MBS and Treasury/agency asset allocation closed the period at 71% and 29%, respectively. Fund duration1 is 4.54 years versus the blended benchmark's 4.51 years (two-thirds Lehman Mortgage Backed Securities Index and one-third Lehman Government Index).2 The fund's net total return for the six-month reporting period ended June 30, 2000 was 3.68%3 versus 4.10% for the unmanaged index.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 The Lehman Brothers Mortgage Backed Securities Index is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA and FHLMC. The Lehman Brothers Government Index includes the Treasury and Agency Indexes. The Treasury component includes public obligations of the U.S. Treasury that have remaining maturities of more than one year. The Agency component includes both callable and noncallable agency securities. This includes publicly issued debt of U.S. government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. These three indexes are unmanaged, and investments cannot be made in an index.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount			Value
		INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS--13.6%
$1,000,000		Federal Farm Credit Bank, 7.350%, 3/24/2005	$1,008,910
2,500,000		Federal Home Loan Bank, 4.875%, 1/22/2002	2,425,200
1,000,000		Federal Home Loan Bank, 5.125%, 2/26/2002	971,970
2,500,000		Federal Home Loan Bank, 5.500%, 1/21/2003	2,417,375
1,000,000		Federal Home Loan Bank, 5.530%, 1/15/2003	967,170
2,200,000		Federal Home Loan Bank, 5.660%, 1/13/2003	2,134,462
2,500,000		Federal Home Loan Bank, 5.905%, 3/27/2008	2,322,750
750,000		Federal Home Loan Bank, 6.185%, 5/6/2008	708,720
1,200,000		Federal Home Loan Bank, 6.500%, 8/14/2009	1,145,436
2,000,000		Federal Home Loan Bank, 6.750%, 2/15/2002	1,993,480
1,000,000		Federal Home Loan Bank, 7.125%, 2/15/2005	1,000,830
1,000,000		Federal Home Loan Bank, 7.660%, 7/20/2004	1,019,710

		TOTAL INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $18,622,100)	18,116,013

		LONG-TERM U.S. GOVERNMENT OBLIGATIONS--70.1%
		Federal Home Loan Mortgage Corporation--24.6%
1,400,000	[1]	6.500%, 1/1/2029	1,320,816
2,000,000	[1]	8.000%, 1/1/2029	2,010,620
5,752,621		6.000%, 1/1/2014 - 11/1/2028	5,345,822
9,108,527		6.500%, 5/1/2024 - 7/1/2029	8,597,883
7,727,464		7.000%, 8/1/2028 - 6/1/2030	7,466,793
6,975,721		7.500%, 6/1/2029 - 5/1/2030	6,879,805
999,900		8.500%, 5/1/2030	1,019,898
198,116		9.000%, 2/1/2025 - 5/1/2025	204,307

		TOTAL	32,845,944

		Fannie Mae--28.9%
3,000,000	[1]	8.000%, 1/1/2029	3,012,180
2,796,191		6.000%, 5/1/2014	2,645,029
13,915,159		6.500%, 11/1/2014 - 4/1/2030	13,206,668
10,445,076		7.000%, 3/1/2015 - 10/1/2029	10,142,294
5,515,532		7.500%, 5/1/2015 - 9/1/2028	5,466,218
4,050,793		8.000%, 10/1/2027 - 2/1/2030	4,068,681

		TOTAL	38,541,070

Principal Amount			Value
		LONG-TERM U.S. GOVERNMENT OBLIGATIONS--continued
		Government National Mortgage Association--16.6%
$1,194,700		6.000%, 9/15/2028 - 4/15/2029	$1,100,247
5,998,824		6.500%, 12/15/2023 - 7/15/2029	5,707,164
5,355,331		7.000%, 5/15/2028 - 12/15/2028	5,206,800
4,345,445		7.500%, 10/15/2026 - 10/15/2029	4,314,205
5,050,998		8.000%, 5/20/2022 - 4/20/2030	5,083,827
316,467		8.500%, 6/15/2027	323,885
478,759		9.500%, 11/15/2016	497,613

		TOTAL	22,233,741

		TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $95,694,722)	93,620,755

		U.S. TREASURY OBLIGATIONS--14.5%
600,000		U.S. Treasury Bonds, 6.000%, 2/15/2026	586,842
2,250,000		U.S. Treasury Bonds, 6.125%, 11/15/2027	2,244,285
2,300,000		U.S. Treasury Bonds, 8.000%, 11/15/2021	2,775,709
2,200,000		U.S. Treasury Bonds, 9.250%, 2/15/2016	2,850,276
1,390,000		U.S. Treasury Bonds, 11.250%, 2/15/2015	2,046,289
1,000,000		U.S. Treasury Notes, 5.250%, 5/15/2004	965,590
4,076,000		U.S. Treasury Notes, 5.625%, 5/15/2008	3,934,644
2,500,000		U.S. Treasury Notes, 5.875%, 11/30/2001 - 11/15/2004	2,476,075
1,500,000		U.S. Treasury Notes, 6.250%, 2/28/2002	1,496,040

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $19,610,015)	19,375,750

		REPURCHASE AGREEMENTS--5.6%[2]
6,300,000	[3]	Credit Suisse First Boston, Inc., 6.460%, dated 6/13/2000, due 7/17/2000	6,300,000
1,195,000		Warburg Dillon Reed LLC, 6.900%, dated 6/30/2000, due 7/3/2000	1,195,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	7,495,000

		TOTAL INVESTMENTS (IDENTIFIED COST $141,421,837)[4]	$138,607,518

1 These securities are subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $141,421,837. The net unrealized depreciation of investments on a federal tax basis amounts to $2,814,319 which is comprised of $249,845 appreciation and $3,064,164 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($133,551,810) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $141,421,837)		$138,607,518
Cash		158
Income receivable		1,242,064
Prepaid expenses		45,359

TOTAL ASSETS		139,895,099

Liabilities:
Payable for dollar roll transactions	$6,309,780
Accrued expenses	33,509

TOTAL LIABILITIES		6,343,289

Net assets for 12,867,315 shares outstanding		$133,551,810

Net Assets Consist of:
Paid-in capital		$134,376,817
Net unrealized depreciation of investments		(2,814,319)
Accumulated net realized loss on investments		(2,008,736)
Undistributed net investment income		3,998,048

TOTAL NET ASSETS		$133,551,810

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$133,551,810 ÷ 12,867,315 shares outstanding		$10.38

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Interest (net of dollar roll expense of $296,723)		$4,510,710

Expenses:
Investment adviser fee	$391,626
Administrative personnel and services fee	56,613
Custodian fees	6,503
Transfer and dividend disbursing agent fees and expenses	15,215
Directors'/Trustees' fees	1,010
Auditing fees	5,688
Legal fees	5,452
Portfolio accounting fees	20,113
Share registration costs	2,265
Printing and postage	18,080
Insurance premiums	448

TOTAL EXPENSES		523,013

Net investment income		3,987,697

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,652,771)
Net change in unrealized depreciation of investments		2,395,995

Net realized and unrealized gain on investments		743,224

Change in net assets resulting from operations		$4,730,921

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,987,697	$6,781,645
Net realized loss on investments ($(1,652,771) and $(355,965), respectively, as computed for federal tax purposes)	(1,652,771)	(355,965)
Net change in unrealized depreciation of investments	2,395,995	(7,012,515)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,730,921	(586,835)

Distributions to Shareholders:
Distributions from net investment income	(6,771,294)	(4,657,725)
Distributions from net realized gain on investments	--	(919,156)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,771,294)	(5,576,881)

Share Transactions:
Proceeds from sale of shares	30,104,060	66,466,729
Net asset value of shares issued to shareholders in payment of distributions declared	6,771,291	5,576,878
Cost of shares redeemed	(35,020,818)	(43,492,695)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,854,533	28,550,912

Change in net assets	(185,840)	22,387,196

Net Assets:
Beginning of period	133,737,650	111,350,454

End of period (including undistributed net investment income of $3,998,048 and $6,781,645, respectively)	$133,551,810	$133,737,650

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.56	$11.15	$10.54	$10.09	$10.29	$ 9.99
Income From Investment Operations:
Net investment income	0.34	0.51	0.44	0.58	0.59	0.54
Net realized and unrealized gain (loss) on investments	0.04	(0.57)	0.36	0.26	(0.18)	0.30

TOTAL FROM INVESTMENT OPERATIONS	0.38	(0.06)	0.80	0.84	0.41	0.84

Less Distributions:
Distributions from net investment income	(0.56)	(0.44)	(0.18)	(0.39)	(0.57)	(0.54)
Distributions from net realized gain on investments	--	(0.09)	(0.01)	--	(0.04)	--

TOTAL DISTRIBUTIONS	(0.56)	(0.53)	(0.19)	(0.39)	(0.61)	(0.54)

Net Asset Value, End of Period	$10.38	$10.56	$11.15	$10.54	$10.09	$10.29

Total Return[1]	3.68%	(0.60%)	7.66%	8.58%	4.20%	8.77%

Ratios to Average Net Assets:

Expenses	0.80%[2]	0.84%	0.85%	0.80%	0.80%	0.80%

Net investment income	6.11%[2]	5.47%	5.44%	5.98%	6.00%	6.00%

Expense waiver/reimbursement[3]	--	0.00%[4]	0.08%	0.45%	1.01%	4.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$133,552	$133,738	$111,350	$63,099	$34,965	$12,264

Portfolio turnover	45%	84%	99%	73%	97%	65%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net income ratios shown above.

4 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded, at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $355,965, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	2,906,583	6,220,284
Shares issued to shareholders in payment of distributions declared	665,810	526,121
Shares redeemed	(3,370,540)	(4,071,941)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	201,853	2,674,464

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$58,478,313

Sales	$65,801,630

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Fund for U.S. Government Securities II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the second Semi-Annual Report for Federated Small Cap Strategies Fund II, a portfolio of Federated Insurance Series. This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and financial statements.

Federated Small Cap Strategies Fund II is managed to offer shareholders significant opportunities for long-term growth by owning a highly diversified portfolio of small capitalization stocks.1 These stocks, issued by companies with a typical market capitalization of less than $1 billion, offer the potential for high returns over time in exchange for a higher level of risk as compared to stocks issued by large, well-established companies. To help reduce risk and seek opportunities in this dynamic market, the fund's portfolio is carefully selected and broadly diversified. At the end of the reporting period, its holdings included 130 stocks spread across 11 industry sectors.

For the six-month reporting period, the fund produced a total return of (9.63%) and paid capital gains totaling $0.648 per share while the net asset value decreased by $1.88.2 On June 30, 2000, the fund's net assets reached $5.4 million.

Thank you for participating in the long-term growth of up-and-coming American companies through Federated Small Cap Strategies Fund II. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Small cap stocks have historically experienced greater volatility than average.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

Federated Small Cap Strategies Fund II underperformed the market during the reporting period. The average Lipper Small Cap Core Fund1 was down 2.2%, the Standard & Poor's 600 Small Cap Index2 ("S&P 600") was up 6.9%, the Russell 2000 Small Cap Index3 was up 3.0%, while the S&P 500 Index4 was down 0.4%. The fund's total return was down 9.63% during the six-month reporting period, underperforming both large cap and small cap indices. The small cap growth style underperformed the small cap value style during this time period. Small cap growth companies outperformed small cap value companies during the quarter by 402 basis points.5

Even with the recent performance of small cap stocks, especially small cap growth stocks, the market remains very attractive for long term investors. Two powerful longer term drivers are (1) valuation levels of small company stocks are extremely attractive versus larger caps, and (2) earnings growth in the small cap market is expected to outpace larger cap stocks over the next 3-5 years. Our analysis of the smaller cap market reveals numerous opportunities to find companies with rapidly growing revenues and earnings at attractive prices. Companies in the small cap sector still appear very reasonably priced relative to large cap companies.

Characteristics of this fund which can make it an ideal investment vehicle for this market: (1) sector discipline--we stay invested in all major economic sectors at all times with appropriate overweights and underweights (one half to two times sector bands), and (2) small cap discipline--we've kept the majority of the portfolio invested in small capitalization companies. Although small cap equities may be more volatile than their larger cap counterparts, history has shown them to be an excellent long term investment. Based on monthly historical data from 1946 to 1999, given a 15-year holding period, small caps outperformed large caps 78% of the time.6

The Federated Small Cap Strategies Fund II typically targets smaller companies with market capitalizations within the range of the S&P 600. Our strategy is to remain fully invested in small, fast growing, attractively valued companies. We use a combination of quantitative models and fundamental analysis in the process of selecting stocks for the fund. The management style can best be described as a blend of value and growth also known as a core style. The objective is to seek strong long-term performance for our shareholders by investing in the best small companies within each of 11 economic sectors.

1 Lipper figures represent the average total returns reported by all variable annuity funds designated by Lipper Analytical Services as falling into the respective categories indicated. Figures do not reflect sales charges.

2 S&P 600 Small Cap Index is an unmanaged capitalization- weighted index representing all major industries in the mid-range of the U.S. stock market. Investments may not be made in an index.

3 Russell 2000 Small Stock Index is an unmanaged capitalization-weighted index consisting of 2,000 small capitalization common stocks. Investments cannot be made in an index.

4 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

5 Source: S&P 600/Barra Growth Index vs. S&P 600/Barra Value Index.

6 Source: Ibbotson & Assoc.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--78.0%
		Basic Materials--2.6%
1,400		Cambrex Corp.	$63,000
1,300	[1]	International Fibercom, Inc.	33,150
600	[1]	Stillwater Mining Co.	16,725
1,400		USX-U.S. Steel Group, Inc.	25,987

		TOTAL	138,862

		Capital Goods--8.8%
1,000		Applied Power, Inc., Class A	33,500
1,600		C&D Technologies, Inc.	90,400
700		Carlisle Cos., Inc.	31,500
850	[1]	Dycom Industries, Inc.	39,100
1,000	[1]	Excel Technology, Inc.	50,312
1,500		Federal Signal Corp.	24,750
700		Harman International Industries, Inc.	42,700
1,500	[1]	Shaw Group, Inc.	70,688
1,600		Spartech Corp.	43,200
1,800	[1]	Terex Corp.	25,425
400	[1]	Three-Five Systems, Inc.	23,600

		TOTAL	475,175

		Communication Services--1.8%
900	[1]	Adelphia Business Solutions, Inc.	20,869
300	[1]	AirGate PCS, Inc.	15,769
1,800	[1]	Alaska Communications Systems Holdings, Inc.	18,675
700	[1]	MGC Communications, Inc.	41,956

		TOTAL	97,269

		Consumer Cyclicals--6.1%
1,300		Centex Corp.	30,550
700	[1]	Convergys Corp.	36,312
700	[1]	DigitalThink, Inc.	25,112
800	[1]	Gentex Corp.	20,100
800		Houghton Mifflin Co.	37,350
1,600	[1]	Lear Corp.	32,000
600	[1]	Media Metrix, Inc.	15,263
Shares			Value
		COMMON STOCKS--continued
		Consumer Cyclicals--continued
1,000	[1]	Modem Media, Inc.	$12,438
500		Ross Stores, Inc.	8,531
1,000	[1]	Tech Data Corp.	43,563
2,000	[1]	United Rentals, Inc.	34,250
1,000	[1]	Zale Corp.	36,500

		TOTAL	331,969

		Consumer Staples--3.5%
2,000	[1]	Charter Communications, Inc.	32,875
900	[1]	Emmis Communications, Corp., Class A	37,237
700	[1]	Patterson Dental Co.	35,700
1,850	[1]	Tetra Tech, Inc.	42,319
300	[1]	TiVo, Inc.	10,500
800	[1]	XM Satellite Radio Holdings, Inc., Class A	29,950

		TOTAL	188,581

		Energy--2.5%
200	[1]	Atwood Oceanics, Inc.	8,875
1,300	[1]	Global Industries Ltd.	24,537
1,100	[1]	Newfield Exploration Co.	43,038
1,000	[1]	Petroleum Geo-Services ASA, ADR	17,063
1,000	[1]	Pride International, Inc.	24,750
700	[1]	Varco International, Inc.	16,275

		TOTAL	134,538

		Finance--2.9%
1,100	[1]	Affiliated Managers Group	50,050
1,400		Amex Financial Select Standard & Poor Depository Receipt	33,250
32	[1]	Imperial Bancorp	500
1,200	[1]	Intercept Group, Inc.	20,400
1,000		Jefferies Group, Inc.	20,187
600		SEI Investments, Co.	23,888
300		Southwest Securities Group, Inc.	11,175

		TOTAL	159,450

Shares			Value
		COMMON STOCKS--continued
		Health Care--7.0%
2,100	[1]	Advance Paradigm, Inc.	$43,050
400	[1]	Celgene Corp.	23,550
400	[1]	Cephalon, Inc.	23,950
1,700	[1]	Charles River Laboratories International, Inc.	37,719
600	[1]	Cubist Pharmaceuticals, Inc.	29,550
200	[1]	Human Genome Sciences, Inc.	26,675
650		Jones Pharma, Inc.	25,959
500	[1]	Medimmune, Inc.	37,000
300	[1]	Millennium Pharmaceuticals, Inc.	33,562
200	[1]	Myriad Genetics, Inc.	29,616
2,300		Omnicare, Inc.	20,844
200	[1]	Techne Corp.	26,000
200	[1]	United Therapeutics Corp.	21,675

		TOTAL	379,150

		Technology--41.4%
200	[1]	724 Solutions, Inc.	8,775
500	[1]	ACTV, Inc.	7,469
1,000	[1]	Active Software, Inc.	77,688
400	[1]	Adaptive Broadband Corp.	14,700
200	[1]	Aether Systems, Inc.	41,000
1,000	[1]	Airnet Communications Corp.	26,125
600	[1]	Alteon Websystems, Inc.	60,038
1,000	[1]	Ancor Communications, Inc.	35,766
400	[1]	Applied Micro Circuits Corp.	39,500
300	[1]	AudioCodes Ltd.	36,000
300	[1]	Avanex Corp.	28,650
200	[1]	Broadcom Corp.	43,788
900	[1]	Broadvision, Inc.	45,731
600	[1]	C-Cube Microsystems, Inc.	11,775
700	[1]	Clarent Corp.	50,050
200	[1]	Coherent, Inc.	16,775
500	[1]	Comverse Technology, Inc.	46,500
564	[1]	Conexant Systems, Inc.	27,425
300	[1]	Cree Research, Inc.	40,050
800	[1]	Crossroads Systems, Inc.	20,200
Shares			Value
		COMMON STOCKS--continued
		Technology--continued
500	[1]	Digex, Inc.	$33,969
600	[1]	Digital Lightwave, Inc.	60,300
200	[1]	E-Tek Dynamics, Inc.	52,763
300	[1]	E.piphany, Inc.	32,156
400	[1]	F5 Networks, Inc.	21,825
1,000		FactSet Research Systems, Inc.	28,250
1,600	[1]	Firepond, Inc.	57,600
200	[1]	Foundry Networks, Inc.	22,100
1,600	[1]	GSI Lumonics, Inc.	56,200
400	[1]	GlobeSpan, Inc.	48,831
917	[1]	Harmonic Lightwaves, Inc.	22,696
1,800	[1]	iGATE Capital Corp.	24,750
450	[1]	Interlink Electronics, Inc.	18,844
2,014	[1]	Internet Pictures Corp.	30,462
400	[1]	Juniper Networks, Inc.	58,225
500	[1]	Kana Communications, Inc.	30,937
500	[1]	Keynote Systems, Inc.	35,281
200	[1]	MCX Communications, Inc.	4,625
600	[1]	Mercury Interactive Corp.	58,050
700		Methode Electronics, Inc., Class A	27,037
800	[1]	Micrel, Inc.	34,750
1,000	[1]	Netro Corp.	57,375
1,300	[1]	Oak Technology, Inc.	28,031
400	[1]	Orbotech, Ltd.	37,150
1,100	[1]	Paradyne Networks, Inc.	35,819
200	[1]	Phone.com, Inc.	13,025
500	[1]	Photon Dynamics, Inc.	37,344
1,200	[1]	Puma Technology, Inc.	32,175
900	[1]	Qlogic Corp.	59,456
800	[1]	Quantum Effect Devices, Inc.	45,600
200	[1]	RF Micro Devices, Inc.	17,525
200	[1]	SDL, Inc.	57,037
400	[1]	Sandisk Corp.	24,475
500	[1]	Semtech Corp.	38,242
275	[1]	Sierra Wireless	14,799
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Technology--continued
100	[1]	Stratos Lightwave, Inc.	$2,787
400	[1]	Sycamore Networks, Inc.	44,150
500	[1]	TIBCO Software, Inc.	53,617
700	[1]	Varian Semiconductor Equipment Associates, Inc.	43,969
1,000	[1]	Virata Corp.	59,625
500	[1]	Vitesse Semiconductor Corp.	36,781
1,000	[1]	WebTrends Corp.	38,688
400	[1]	Zoran Corp.	26,375

		TOTAL	2,241,701

		Transportation--0.7%
900		USFreightways Corp.	22,106
900	[1]	Yellow Corp.	13,275

		TOTAL	35,381

		Utilities--0.7%
900		Avista Corp.	15,694
1,100		Utilicorp United, Inc.	21,863

		TOTAL	37,557

		TOTAL COMMON STOCKS (IDENTIFIED COST $3,738,661)	4,219,633

		REPURCHASE AGREEMENT--20.1%[2]
$1,090,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	1,090,000

		TOTAL INVESTMENTS (IDENTIFIED COST $4,828,661)[3]	$5,309,633

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $4,828,661. The net unrealized appreciation of investments on a federal tax basis amounts to $480,972 which is comprised of $905,528 appreciation and $424,556 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($5,412,052) at June 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in securities	$4,219,633
Investment in repurchase agreements	1,090,000

Total investments in securities, at value (identified and tax cost $4,828,661)		$5,309,633
Cash		1,209
Receivable for investments sold		84,948
Income receivable		665
Prepaid expenses		65,269

TOTAL ASSETS		5,461,724

Liabilities:
Payable for investments purchased	10,771
Payable for auditing fees	6,532
Payable for directors'/trustees' fees	419
Payable for fund tax expense	2,829
Payable for insurance expense	639
Payable for legal fees	3,487
Payable for portfolio accounting fees	703
Payable for share registration fees	22,153
Accrued expenses	2,139

TOTAL LIABILITIES		49,672

Net assets for 449,758 shares outstanding		$5,412,052

Net Assets Consist of:
Paid-in capital		$5,135,752
Net unrealized appreciation of investments		480,972
Accumulated net realized loss on investments		(208,154)
Undistributed net investment income		3,482

TOTAL NET ASSETS		$5,412,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,412,052 ÷ 449,758 shares outstanding		$12.03

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends			$3,874
Interest			20,034

TOTAL INCOME			23,908

Expenses:
Investment adviser fee		$14,340
Administrative personnel and services fee		56,416
Custodian fees		1,951
Transfer and dividend disbursing agent fees and expenses		6,143
Directors'/Trustees' fees		50
Auditing fees		6,645
Legal fees		2,793
Portfolio accounting fees		16,962
Share registration costs		840
Printing and postage		8,291
Insurance premiums		639
Miscellaneous		1,137

TOTAL EXPENSES		116,207

Waiver and Reimbursement:
Waiver of investment adviser fee	$(14,340)
Reimbursement of other operating expenses	(81,441)

TOTAL WAIVER AND REIMBURSEMENT		(95,781)

Net expenses			20,426

Net investment income			3,482

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(206,731)
Net change in unrealized appreciation of investments			(24,730)

Net realized and unrealized loss on investments			(231,461)

Change in net assets resulting from operations			$(227,979)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Period Ended December 31, 1999	1
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$3,482		$(1,933)
Net realized gain (loss) on investments ($(206,731) and $162,066 respectively, as computed for federal tax purposes)	(206,731)		162,066
Net change in unrealized appreciation of investments	(24,730)		505,702

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(227,979)		665,835

Distributions to Shareholders:
Distributions from net realized gain on investments	(161,556)		--
Share Transactions:
Proceeds from sale of shares	3,955,073		2,819,216
Net asset value of shares issued to shareholders in payment of distributions declared	125,091		--
Cost of shares redeemed	(981,018)		(782,610)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,099,146		2,036,606

Change in net assets	2,709,611		2,702,441

Net Assets:
Beginning of period	2,702,441		--

End of period (including undistributed net investment income of $3,482 and $0, respectively)	$5,412,052		$2,702,441

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to December 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30, 2000	Period Ended December 31, 1999 [1]
Net Asset Value, Beginning of Period	$13.91	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(1.24)	3.92

TOTAL FROM INVESTMENT OPERATIONS	(1.23)	3.91

Less Distributions:
Distributions from net realized gain on investments	(0.65)	--

Net Asset Value, End of Period	$12.03	$13.91

Total Return[2]	(9.63%)	39.10%

Ratios to Average Net Assets:

Expenses	1.07%[3]	1.03%[3]

Net investment income (net operating loss)	0.18%[3]	(0.17%)[3]

Expense waiver/reimbursement[4]	5.01%[3]	12.12%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,412	$2,702

Portfolio turnover	110%	77%

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to December 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Small Cap Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Period Ended December 31, 1999	[1]
Shares sold	308,152	265,888
Shares issued to shareholders in payment of distributions declared	8,668	--
Shares redeemed	(61,385)	(71,565)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	255,435	194,323

1 Reflects operations for the period from May 28, 1999 (date of initial public investment) to December 31, 1999.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2000, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$5,823,943

Sales	$3,434,303

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Small Cap Strategies Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Small Cap Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916876

G02584-01 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the second Semi-Annual Report for Federated Quality Bond Fund II, a portfolio of Federated Insurance Series. The portfolio is managed to offer shareholders current income through a diversified mix of investment grade, fixed income securities, such as U.S. Treasury and U.S. government agency securities, as well as corporate bonds.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's quality bond holdings and financial statements.

During the reporting period, the fund recorded a total return of 3.13%1 and paid dividends totaling $0.096 per share. Its net asset value increased from $9.80 at the beginning of the reporting period to $10.01 at the end of the reporting period. As of June 30, 2000, net assets grew to $58.0 million.

Thank you for participating in the classic income opportunities of investment grade, fixed income securities through the diversification and professional management of this fund.

We look forward to keeping you up-to-date on the progress of your investment, and we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The six-month reporting period was one of more moderate economic growth and mixed price performance for most high quality fixed income sectors. While the economy continued to move forward, the pace of advance slowed (5.00% annual rate) from the rapid acceleration experienced in the prior six months (7.00% annual rate). The treasury yield curve inverted dramatically, on a significant pickup in treasury debt buybacks and reduced new issuance, compared to being slightly positively sloped at year-end. Two-year treasury yields rose 12 basis points during the first half of the new year while 30-year treasurys fell some 58 basis points.

The Federal Reserve Board (the "Fed") increased the federal funds target rate at the February, March and May Federal Open Market Committee (FOMC) meetings, while concluding that no change was necessary at its late June meeting. The federal funds target rate now stands at 6.50%. Generally speaking, the six interest rate hikes executed over the past year appear to be having the desired effect of slowing consumer spending and thus, overall economic growth. Particularly noteworthy are slowdowns in such consumer indicators as housing and auto sales. Inflation remains a concern, with a tight labor market and oil prices holding above $30 per barrel at quarter end and was further accentuated by the Fed's narrative release after its June 28, 2000 meeting that a tightening bias remained in place.

In terms of relative fixed income sector performance, the reporting period demonstrated wide variance in the spread sectors versus pure U.S. Treasury securities. In general, the higher quality spread sectors performed relatively well, while the lower quality sectors underperformed the treasury market. The sectors performing reasonably well included asset-backed securities ("ABS"), mortgage-backed securities ("MBS") and agencies, while the underperforming sectors included investment grade corporates and especially the lower quality high yield and emerging debt markets. The lower quality sectors were undoubtedly dragged down by stock market volatility and nervousness that spread worldwide.

QUALITY BOND FUND II PORTFOLIO REVIEW

The portfolio passed the one year-old mark on April 28, 2000. The fund maintained a majority of the portfolio in corporate bonds throughout the reporting period, but was underweighted in corporates relative to the benchmark. The fund mitigated the risk of a corporate underweight by being overweighted in other spread product (agencies, ABS, MBS). We used the relatively weak performance of corporate securities during the reporting period to decrease the corporate underweight and bring the percentage of corporates in the portfolio to 51% or neutral to the benchmark.

Looking ahead, transactions will focus on adding spread product such as corporates, MBS and ABS to more clearly reflect the portfolio's comparison to the benchmark. We expect to transition to a portfolio overweighted in corporates and slightly longer in duration compared to the benchmark.1 Our yield curve stance for now will remain roughly laddered.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
$1,250,000		MBNA Master Credit Card Trust Series 2000-A, Class A, 7.35%, 7/16/2007 (identified cost $1,249,717)	$1,270,712

		CORPORATE BONDS--50.7%
		Air Transportation--2.0%
78,454		Continental Airlines, Inc., Pass Thru Cert., Series 1999-2 Class C1, 7.73%, 3/15/2011	76,255
400,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	352,516
750,000		Northwest Airlines Corp., Pass Thru Cert., Series 2000-1, 8.072%, 10/1/2019	756,712

		TOTAL	1,185,483

		Automobile--1.6%
600,000		Dana Corp., Note, 6.25%, 3/1/2004	569,748
200,000		General Motors Corp., MTN, 9.45%, 11/1/2011	222,006
160,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	138,640

		TOTAL	930,394

		Banking--3.9%
250,000		Banco Santander Central Hispano, SA, Bank Guarantee, 7.875%, 4/15/2005	251,547
275,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	241,652
750,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	769,282
285,000		PNC Funding Corp., Unsecd. Sub. Note, 6.875%, 7/15/2007	268,122
750,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	748,607

		TOTAL	2,279,210

		Beverage & Tobacco--1.3%
500,000		Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	492,245
250,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	245,527

		TOTAL	737,772

		Cable Television--0.9%
500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	546,645

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--0.9%
$500,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	$507,895

		Ecological Services & Equipment--0.2%
125,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	114,397

		Education--0.6%
250,000		Boston University, 7.625%, 7/15/2097	225,192
100,000		Columbia University, MTN, 8.62%, 2/21/2001	101,051

		TOTAL	326,243

		Finance - Automotive--1.5%
500,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	484,520
400,000		General Motors Acceptance Corp., MTN, 6.75%, 12/10/2002	394,668

		TOTAL	879,188

		Financial Intermediaries--4.7%
1,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	938,230
500,000		FINOVA Capital Corp., Note, 7.25%, 11/8/2004	438,125
500,000	[1]	FMR Corp., Deb., 7.57%, 6/15/2029	467,355
250,000		Lehman Brothers Holdings, Inc., MTN, 7.00%, 5/15/2003	244,075
435,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	413,463
250,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	236,215

		TOTAL	2,737,463

		Financial Services--0.4%
250,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	247,635

		Food & Drug Retailers--0.4%
250,000		Kroger Co., Inc., 7.25%, 6/1/2009	236,140

		Forest Products--0.9%
250,000		Donohue Forest Products, 7.625%, 5/15/2007	248,597
150,000		Fort James Corp., Deb., 8.375%, 11/15/2001	151,296
100,000		Fort James Corp., MTN, 7.65%, 12/26/2000	100,291

		TOTAL	500,184

		Insurance--3.5%
250,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	178,750
500,000		Continental Corp., Note, 7.25%, 3/1/2003	479,935
400,000		Delphi Financial Group, Inc., Sr. Note, 8.00%, 10/1/2003	390,916
350,000		GEICO Corp., Deb., 9.15%, 9/15/2021	370,121
Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--continued
$400,000		USF&G Capital II, Company Guarantee, 8.47%, 1/10/2027	$362,084
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	237,280

		TOTAL	2,019,086

		Leisure & Entertainment--1.9%
750,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	734,220
107,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	107,256
250,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022	239,597

		TOTAL	1,081,073

		Metals & Mining--2.1%
500,000		Barrick Gold Finance, Inc. Company Guarantee, 7.50%, 5/1/2007	490,740
625,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	622,550
125,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	125,902

		TOTAL	1,239,192

		Oil & Gas--4.3%
250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	226,088
500,000		Husky Oil Ltd., Sr. Unsecd. Note, 7.125%, 11/15/2006	470,855
300,000	[1]	Pemex Finance Ltd., Note, 9.03%, 2/15/2011	305,613
735,000		Tosco Corp., Unsecd. Note, 8.125%, 2/15/2030	743,967
750,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	745,733

		TOTAL	2,492,256

		Pharmaceutical--0.7%
380,000		American Home Products Corp., Note, 7.90%, 2/15/2005	386,924

		Printing & Publishing--0.9%
250,000		News America Holdings, Inc., Sr. Deb., 10.125%, 10/15/2012	269,850
250,000		News America Holdings, Inc., Sr. Note, 8.50%, 2/15/2005	256,183

		TOTAL	526,033

		Rail Industry--0.4%
250,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	243,700

		Retailers--7.3%
250,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	253,100
250,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	253,870
250,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	229,320
250,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	267,225
400,000		Safeway, Inc., Sr. Unsecd. Note, 6.05%, 11/15/2003	383,404
600,000		Safeway, Inc., Note, 7.25%, 9/15/2004	592,134
250,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	281,275
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$750,000		TJX Cos., Inc., 7.45%, 12/15/2009	$718,320
750,000		Target Corp., Sr. Unsecd. Note, 7.50%, 2/15/2005	761,153
500,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	489,645

		TOTAL	4,229,446

		Sovereign--0.8%
450,000		Korea Development Bank, Unsecd. Bond, 6.50%, 11/15/2002	435,699

		Sovereign Government--1.5%
250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	234,853
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	617,720

		TOTAL	852,573

		Supranational--1.1%
500,000		Corp Andina De Fomento, Unsecd. Note, 8.875%, 6/1/2005	517,110
100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	99,105

		TOTAL	616,215

		Technology Services--1.1%
600,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	642,000

		Telecommunications & Cellular--4.5%
500,000		Deutsche Telekom International Finance, Company Guarantee, 8.25%, 6/15/2030	509,465
250,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	249,908
250,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	283,750
200,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	222,500
750,000		Sprint Capital Corp., Company Guarantee, 6.375%, 5/1/2009	678,908
750,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	705,360

		TOTAL	2,649,891

		Utilities--1.3%
650,000	[1]	Israel Electric Corp. Ltd., Note, 8.25%, 10/15/2009	645,834
100,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	90,635

		TOTAL	736,469

		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,590,654)	29,379,206

		MORTGAGE BACKED SECURITIES--29.8%
		Federal Home Loan Mortgage Corporation--14.2%
8,700,577		5.75%-7.50%, 7/15/2004 - 8/1/2029	8,255,848

		Federal National Mortgage Association--14.1%
8,323,635		6.00%-7.125%, 1/15/2010 -- 1/15/2030	8,185,441

Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
		Government National Mortgage Association--1.5%
$835,179		8.00%, 8/15/2029	$844,049

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $17,176,079)	17,285,338

		MUNICIPAL--0.5%
		Municipal Services--0.5%
250,000		Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% (Minneapolis/St. Paul, MN), 1/1/2022 (identified cost $269,010)	268,710

		U.S. TREASURY OBLIGATIONS--10.0%
5,825,000		U.S. Treasury Notes, 5.875% -7.00%, 8/15/2004 - 7/15/2006 (identified cost $5,795,698)	5,807,787

		PREFERRED STOCKS--0.8%
		Financial Intermediaries--0.4%
5,000		Citigroup, Inc., Cumulative Pfd., $3.18	235,000

		Telecommunications & Cellular--0.4%
10,000		TCI Communications Financing, Pfd., $2.50	254,375

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $503,205)	489,375

		REPURCHASE AGREEMENT--5.2%[2]
$3,010,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	3,010,000

		TOTAL INVESTMENTS (IDENTIFIED COST $57,594,363)[3]	$57,511,128

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 2000, these securities amounted to $3,241,057 which represents 5.6% of net assets.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $57,594,363. The net unrealized depreciation of investments on a federal tax basis amounts to $83,235 which is comprised of $374,364 appreciation and $457,599 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($57,976,018) at June 30, 2000.

The following acronyms are used throughout this portfolio:

GO	--General Obligation
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $57,594,363)		$57,511,128
Cash		3,544
Income receivable		973,833

TOTAL ASSETS		58,488,505

Liabilities:
Payable for investments purchased	$499,655
Accrued expenses	12,832

TOTAL LIABILITIES		512,487

Net assets for 5,791,140 shares outstanding		$57,976,018

Net Assets Consist of:
Paid in capital		$56,805,268
Net unrealized depreciation of investments		(83,235)
Accumulated net realized gain on investments		21,112
Undistributed net investment income		1,232,873

TOTAL NET ASSETS		$57,976,018

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$57,976,018 ÷ 5,791,140 shares outstanding		$10.01

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends			$20,456
Interest			1,445,442

TOTAL INCOME			1,465,898

Expenses:
Investment adviser fee		$120,493
Administrative personnel and services fee		62,158
Custodian fees		2,185
Transfer and dividend disbursing agent fees and expenses		7,962
Directors'/Trustees' fees		1,029
Auditing fees		5,949
Legal fees		3,312
Portfolio accounting fees		22,067
Shareholder services fee		50,205
Share registration costs		6,614
Printing and postage		7,284
Insurance premiums		839
Miscellaneous		989

TOTAL EXPENSES		291,086

Waivers and Reimbursement:
Waiver of investment adviser fee	$(89,254)
Waiver of shareholder services fee	(50,205)
Reimbursement of other operating expenses	(11,084)

TOTAL WAIVERS AND REIMBURSEMENT		(150,543)

Net expenses			140,543

Net investment income			1,325,355

Realized and Unrealized Gain on Investments:
Net realized gain on investments			91,965
Net change in unrealized depreciation of investments			213,298

Net realized and unrealized gain on investments			305,263

Change in net assets resulting from operations			$1,630,618

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Period Ended December 31, 1999 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,325,355	$345,107
Net realized gain (loss) on investments ($91,965 and $(69,468), respectively, as computed for federal tax purposes)	91,965	(70,853)
Net change in unrealized depreciation of investments	213,298	(296,533)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,630,618	(22,279)

Distributions to Shareholders:
Distributions from net investment income	(437,589)	--

Share Transactions:
Proceeds from sale of shares	45,536,170	22,863,431
Net asset value of shares issued to shareholders in payment of distributions declared	437,589	--
Cost of shares redeemed	(7,813,031)	(4,218,891)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,160,728	18,644,540

Change in net assets	39,353,757	18,622,261

Net Assets:
Beginning of period	18,622,261	--

End of period (including undistributed net investment income of $1,232,873 and $345,107, respectively)	$57,976,018	$18,622,261

1 For the period from April 28, 1999 (date of initial public investment) to December 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Period Ended December 31,
	2000	1999 [1]
Net Asset Value, Beginning of Period	$ 9.80	$10.00
Income From Investment Operations:
Net investment income	0.13	0.18
Net realized and unrealized gain (loss) on investments	0.18	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	0.31	(0.20)

Less Distributions:
Distributions from net investment income	(0.10)	--

Net Asset Value, End of Period	$10.01	$ 9.80

Total Return[2]	3.13%	(2.00%)

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.68%[3]

Net investment income	6.60%[3]	6.11%[3]

Expense waiver/reimbursement[4]	0.75%[3]	2.82%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$57,976	$18,622

Portfolio turnover	50%	119%

1 Reflects operations for the period from April 28, 1999 (date of initial public investment) to December 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $69,468, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Period Ended December 31, 1999	[1]
Shares sold	4,636,834	2,328,653
Shares issued to shareholders in payment of distributions declared	44,470	--
Shares redeemed	(789,851)	(428,966)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,891,453	1,899,687

1 For the period from April 28, 1999 (date of initial public investment) to December 31, 1999.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that the ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2000, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended June 30, 2000, were as follows:

Purchases	$55,469,909

Sales	$19,010,895

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Quality Bond Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916884

G02590-01 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Fellow Shareholder:

We are pleased to present the Semi-Annual Report for Federated Equity Income Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 2000 through June 30, 2000. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and the financial statements.

Federated Equity Income Fund II is managed to help your money earn income and grow in value by investing primarily in a diversified portfolio of dividend-paying stocks. The fund's common stock holdings are typically diversified across key business and industrial sectors. Many of the holdings at the end of the reporting period--including BankAmerica, Du Pont, Exxon Mobil, Ford, General Electric, General Mills, Wal-Mart and Walt Disney--are household names.

For the six-month reporting period, the fund produced a total return of 1.96% through income totaling $0.170 per share, and a $0.16 increase in net asset value.1 By the end of the reporting period, fund net assets reached $108 million.

Thank you for choosing Federated Equity Income Fund II as a diversified, professionally managed way to participate in the income and growth potential of American companies. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

MARKET OBSERVATIONS

The stock market in the second quarter saw negative returns in each of the major indices, with the Dow Jones Industrial Average ("Dow") down 3.99%, the Standard & Poor's 500 Index1 ("S&P 500") down 2.66% and the technology dominated NASDAQ Composite Index ("NASDAQ") falling 13.27%. Ned Davis Research, Inc. reports that large capitalization stocks continued their first quarter outperformance versus small-capitalization stocks by 0.40% in the quarter. As in the first quarter, large-capitalization growth stocks outperformed large capitalization value stocks by 2.00%. This occurred during a volatile period in which the NASDAQ lost 37% of its value from March to May, only to begin a strong rally in June. Among S&P 500 sectors, healthcare provided the best returns by far in the quarter, up 22.8%, while communication services and basic materials lost 14.3% and 14.9%, respectively. These sector performances suggest that investors believe the Federal Reserve Board (the "Fed") interest rate increases are slowing the U.S. economy. A slowdown would pressure earnings from cyclical sectors such as basic materials, and find investors buying stocks of companies with stable earnings expectations, such as pharmaceuticals.

Federated Equity Income Fund II returned (5.30%) in the second quarter, versus (1.36%) for the Average Lipper VA Equity Income Fund.2 Federated Equity Income Fund II finished the 6-month reporting period with a total return of 1.96% versus (2.52%) for the Average Lipper VA Equity Income Fund.3

The markets have reacted strongly to Fed interest rate increases, which began one year ago. Numerous signs are now appearing that these rate increases are slowing the U.S. economy. The future course of the stock market will be determined by the Fed's success in accomplishing a "soft landing," wherein economic growth slows somewhat and inflation remains tame. Given the widespread belief that the Fed will now become less aggressive, the stock market will focus on earnings. Companies which provide disappointing earnings results will find their stocks punished.

In this environment, the fund will continue to focus on holding the stocks of leading companies in each sector. We will maintain a significant exposure to stocks with a history of consistent annual dividend increases, as well as convertible bonds and preferred stocks.

1 The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2 Lipper figures represent the average total returns reported by all variable annuity funds designated by Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

COMMENTS ON SELECTED TRANSACTIONS

In the Capital Goods sector, we sold Emerson Electric Company when the stock reached our target price. We purchased Koninklijke (Royal) Philips Electronics NV, a worldwide leading manufacturer of lighting, consumer electronics, multimedia devices, semiconductors, communication systems and industrial electronics.

In the Communication Services sector, we sold Sprint Corp. and MCI Worldcom, Inc., given concerns that their expected merger would not be approved thereby limiting their appreciation potential. We purchased Global Crossing Ltd. 6.75% Convertible Preferred Stock and NTL, Inc. 5.75% Convertible Bonds. Both companies are global diversified emerging telecommunication providers.

In the Financials sector we sold Federal Home Loan Mortgage Corp., whose stock has not advanced in light of interest rate increases and political-risk concerns. We also sold the common stock and Convertible Preferred Stock of Lincoln National Corp., with the recovery of insurance stocks in the recent quarter. We purchased Metropolitan Life Insurance, 8.00%, Convertible Preferred Stock upon the company's demutualization in April 2000. MetLife is a leading global provider of insurance and financial services with an attractive earnings growth outlook.

In the Technology sector, we sold Citrix Systems, Inc. Convertible Bonds after an earnings disappointment left the company's future growth prospects uncertain. We purchased Juniper Networks, Inc. 4.75% Convertible Bonds, a leader in the fast growing market for Internet backbone routers. We also swapped Motorola, Inc., with concerns regarding its wireless telephone business profitability for Nokia Oyj, the leading manufacturer of mobile telephones which we purchased at an attractive price. Finally, we sold Verio, Inc. 6.75% Convertible Preferred Stock, when the company agreed to be purchased for a significant cash premium by NTT Communications. We purchased JDS Uniphase Corp., one of the top providers of advanced fiberoptic components and modules to the telecommunications industry, at an attractive price.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--57.4%
		Basic Materials--1.8%
21,700		Air Products & Chemicals, Inc.	$668,631
28,186		Du Pont (E.I.) de Nemours & Co.	1,233,137

		TOTAL	1,901,768

		Capital Goods--6.8%
11,600		Corning, Inc.	3,130,550
49,500		General Electric Co.	2,623,500
33,900		Koninklijke (Royal) Philips Electronics NV, ADR	1,610,250

		TOTAL	7,364,300

		Consumer Cyclicals--4.5%
30,800		Ford Motor Co.	1,324,400
28,685		Home Depot, Inc.	1,432,457
26,400		New York Times Co., Class A	1,042,800
4,033	[1]	Visteon Corp.	48,897
18,600		Wal-Mart Stores, Inc.	1,071,825

		TOTAL	4,920,379

		Consumer Staples--4.4%
98,400	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	2,386,200
33,400		General Mills, Inc.	1,277,550
29,400		Walt Disney Co.	1,141,087

		TOTAL	4,804,837

		Energy--4.3%
15,800		BP Amoco PLC, ADR	893,687
8,800		Chevron Corp.	746,350
45,896		Conoco, Inc., Class B	1,127,320
24,581		Exxon Mobil Corp.	1,929,608

		TOTAL	4,696,965

		Financials--11.9%
37,000		Allstate Corp.	823,250
18,281		BankAmerica Corp.	786,083
33,450		Chase Manhattan Corp.	1,540,791
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
14,100		Chubb Corp.	$867,150
43,900		Citigroup, Inc.	2,644,975
13,100		Marsh & McLennan Cos., Inc.	1,368,131
26,400		Mellon Financial Corp.	961,950
12,700		Merrill Lynch & Co., Inc.	1,460,500
24,000		Morgan Stanley, Dean Witter & Co.	1,998,000
9,400		Post Properties, Inc.	413,600

		TOTAL	12,864,430

		Health Care--7.2%
27,600		Abbott Laboratories	1,229,925
15,500		Baxter International, Inc.	1,089,844
34,800		Bristol-Myers Squibb Co.	2,027,100
45,375		Pfizer, Inc.	2,178,000
25,700		Schering Plough Corp.	1,297,850

		TOTAL	7,822,719

		Technology--14.9%
33,706	[1]	Apple Computer, Inc.	1,765,352
26,600	[1]	Cisco Systems, Inc.	1,690,762
22,070	[1]	EMC Corp. Mass	1,698,011
12,100		Intel Corp.	1,617,619
10,100		International Business Machines Corp.	1,106,581
12,800	[1]	JDS Uniphase Corp.	1,534,400
8,300	[1]	Lexmark International Group, Inc., Class A	558,175
14,000	[1]	Microsoft Corp.	1,120,000
42,000		Nokia Oyj, Class A, ADR	2,097,375
13,200	[1]	RF Micro Devices, Inc.	1,156,650
20,100	[1]	Sun Microsystems, Inc.	1,827,844

		TOTAL	16,172,769

		Utilities--1.6%
26,126		Enron Corp.	1,685,127

		TOTAL COMMON STOCKS (IDENTIFIED COST $46,251,444)	62,233,294

Shares or Principal Amount			Value
		CONVERTIBLE PREFERRED STOCKS--17.1%
		Basic Materials--1.9%
46,000		Monsanto Co., Conv. Pfd., $2.60	$2,081,500

		Capital Goods--0.9%
45,400		Ingersoll-Rand Co., PRIDES, Series 6.75%	925,025

		Communication Services--2.9%
8,500		Global Crossing Ltd., Conv. Pfd., $16.88	1,892,313
7,000		NEXTLINK Communications, Inc., Conv. Pfd., $3.24	1,204,875

		TOTAL	3,097,188

		Consumer Staples--5.4%
19,600		Cox Communications, Inc., PRIDES, $0.88	1,204,175
15,100		Cox Communications, Inc., PRIDES, $1.71, Series Sprint PCS Group	1,676,100
26,700		Reliant Energy, Inc., ZENS, $1.17, Series TWX	1,992,488
10,300	[2]	Suiza Foods Corp., Conv. Pfd., $2.75	393,336
16,500		Suiza Foods Corp., Conv. Pfd., $2.75, Registered	630,102

		TOTAL	5,896,201

		Financials--2.0%
31,000		Metropolitan Life Insurance Co., Conv. Pfd., $4.00	2,144,813

		Technology--2.5%
22,000		Amdocs Automatic Com Exchange Ltd., Conv. Pfd., $1.52	1,388,750
19,200		Metromedia Fiber Network DECS, Trust VI, Inc,. $2.48	1,317,600

		TOTAL	2,706,350

		Transportation--0.6%
16,000		Union Pacific Cap Trust, Conv. Pfd. $3.12	668,304

		Utilities--0.9%
25,250		TXU Corp., PRIDES, $4.63	981,594

		TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $17,490,330)	18,500,975

		CONVERTIBLE CORPORATE BONDS--20.1%
		Capital Goods--2.2%
$970,000		SCI Systems, Inc., Conv. Bond, 3.00%, 3/15/2007	953,432
700,000		Sanmina Corp., Conv. Bond, 4.25%, 5/1/2004	1,420,216

		TOTAL	2,373,648

Principal Amount			Value
		CONVERTIBLE CORPORATE BONDS--continued
		Communication Services--2.5%
$1,500,000	[2]	NEXTEL Communications, Inc., Conv. Bond, 5.25%, 1/15/2010	$1,571,040
1,400,000	[2]	NTL, Inc., Conv. Bond, 5.75%, 12/15/2009	1,129,548

		TOTAL	2,700,588

		Consumer Cyclicals--2.3%
700,000		Amazon.com, Inc., Conv. Sub. Note, 4.75%, 2/1/2009	441,896
900,000		Digital Island, Inc., Conv. Sub. Note, 6.00%, 2/15/2005	641,250
300,000		DoubleClick, Inc., Conv. Bond, 4.75%, 3/15/2006	323,769
130,000		Omnicom Group, Inc., Conv. Sub. Deb, 4.25%, 1/3/2007	368,209
380,000		Omnicom Group, Inc., Conv. Sub. Deb, 2.25%, 1/6/2013	702,932

		TOTAL	2,478,056

		Health Care--1.2%
1,530,000	[2]	Roche Holdings, Inc., LYON, 1/19/2015, Series DNA	1,371,262

		Technology--11.9%
350,000	[2]	ASM Lithography Holding NV, Conv. Sub. Note, 4.25%, 11/30/2004	474,471
85,000		America Online, Inc., Conv. Sub. Note, 4.00%, 11/15/2002	688,594
460,000	[2]	Conexant Systems, Inc., Conv. Sub. Note, 4.00%, 2/1/2007	359,950
340,000		Cypress Semiconductor Corp., Conv. Sub. Note, 3.75%, 7/1/2005	329,800
210,000		Cypress Semiconductor Corp., Conv. Sub. Note, 6.00%, 10/1/2002	382,381
585,000		Exodus Communications, Inc., Conv. Sub. Note, 4.75%, 7/15/2008, Registered	853,246
750,000	[2]	Exodus Communications, Inc., Conv. Sub. Note 4.75%, 7/15/2008	1,092,030
1,580,000		Juniper Networks, Inc., Conv. Sub. Note, 4.75%, 3/15/2007	1,746,327
230,000		LSI Logic Corp., Conv. Bond, 4.25%, 3/15/2004	809,973
Principal Amount			Value
		CONVERTIBLE CORPORATE BONDS--continued
		Technology--continued
$300,000	[2]	LSI Logic Corp., Conv. Bond, 4.25%, 3/15/2004	$1,058,736
1,180,000		Level 3 Communications, Inc., Conv. Bond, 6.00%, 3/15/2010	1,085,718
575,000		Veritas Software Corp., Conv. Bond, 1.856%, 8/13/2006	1,869,825
2,310,000	[2]	Vitesse Semiconductor Corp., Conv. Sub. Deb, 4.00%, 3/15/2005	2,112,010

		TOTAL	12,863,061

		TOTAL CONVERTIBLE CORPORATE BONDS (IDENTIFIED COST $19,114,889)	21,786,615

		REPURCHASE AGREEMENT--4.5%[3]
4,830,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	$4,830,000

		TOTAL INVESTMENTS (IDENTIFIED COST $87,686,663)[4]	$107,350,884

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 2000, these securities amounted to $9,562,383 which represents 8.8% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $87,686,663. The net unrealized appreciation of investments on a federal tax basis amounts to $19,664,221 which is comprised of $23,810,296 appreciation and $4,146,075 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($108,375,607) at June 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
LYON	--Liquid Yield Option Note
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
ZENS	--Zero Premium Exchangeable Subordinated Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $87,686,663)		$107,350,884
Income receivable		301,949
Receivable for investments sold		1,848,854

TOTAL ASSETS		109,501,687

Liabilities:
Payable for investments purchased	$1,122,519
Accrued expenses	3,561

TOTAL LIABILITIES		1,126,080

Net assets for 6,592,193 shares outstanding		$108,375,607

Net Assets Consist of:
Paid in capital		$88,666,444
Net unrealized appreciation of investments		19,664,221
Accumulated net realized loss on investments		(751,323)
Undistributed net investment income		796,265

TOTAL NET ASSETS		$108,375,607

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$108,375,607 ÷ 6,592,193 shares outstanding		$16.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Dividends (net of foreign taxes withheld of $1,053)			$869,408
Interest			390,635

TOTAL INCOME			1,260,043

Expenses:
Investment adviser fee		$367,467
Administrative personnel and services fee		62,159
Custodian fees		5,415
Transfer and dividend disbursing agent fees and expenses		6,902
Directors'/Trustees' fees		902
Auditing fees		5,405
Legal fees		3,588
Portfolio accounting fees		17,054
Share registration costs		5,057
Printing and postage		1,524
Insurance premiums		636
Miscellaneous		1,007

TOTAL EXPENSES		477,116

Waiver and Expense Reduction:
Waiver of investment adviser fee	$(14,413)
Fees paid indirectly from directed broker arrangements	(922)

TOTAL WAIVER AND EXPENSE REDUCTION		(15,335)

Net expenses			461,781

Net investment income			798,262

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,013,459
Net change in unrealized depreciation of investments			(369)

Net realized and unrealized gain (loss) on investments			1,013,090

Change in net assets resulting from operations			$1,811,352

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$798,262	$1,002,762
Net realized gain (loss) on investments and foreign currency transactions ($1,013,459 and ($1,719,590) respectively, as computed for federal tax purposes)	1,013,459	(1,715,760)
Net change in unrealized appreciation/depreciation	(369)	12,941,056

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,811,352	12,228,058

Distributions to Shareholders:
Distributions from net investment income	(1,003,430)	(939,566)
Distributions from net realized gains	--	(760,548)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,003,430)	(1,700,114)

Share Transactions:
Proceeds from sale of shares	23,333,559	26,465,248
Net asset value of shares issued to shareholders in payment of distributions declared	1,003,429	1,700,112
Cost of shares redeemed	(4,388,483)	(8,573,130)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,948,505	19,592,230

Change in net assets	20,756,427	30,120,174

Net Assets:
Beginning of period	87,619,180	57,499,006

End of period (including undistributed net investment income of $796,265 and $1,001,433, respectively)	$108,375,607	$87,619,180

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,		Period Ended December 31,
	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$16.28	$14.15	$12.31	$10.47
Income From Investment Operations:
Net investment income	0.10	0.22 [2]	0.22	0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.23	2.32	1.69	1.76

TOTAL FROM INVESTMENT OPERATIONS	0.33	2.54	1.91	1.99

Less Distributions:
Distributions from net investment income	(0.17)	(0.23)	(0.07)	(0.15)
Distributions from net realized gain on investments	--	(0.18)	--	--

TOTAL DISTRIBUTIONS	(0.17)	(0.41)	(0.07)	(0.15)

Net Asset Value, End of Period	$16.44	$16.28	$14.15	$12.31

Total Return[3]	1.96%	18.39%	15.57%	19.19%

Ratios to Average Net Assets:

Expenses	0.94%[4]	0.94%	0.93%	0.85%[4]

Net investment income	1.63%[4]	1.48%	2.04%	2.41%[4]

Expense waiver/reimbursement[5]	0.03%[4]	0.20%	0.43%	1.44%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$108,376	$87,618	$57,499	$32,875

Portfolio turnover	42%	49%	59%	68%

1 Reflects operations for the period from January 30, 1997 (date of initial public investment) to December 31, 1997.

2 Calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $1,719,590 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	1,420,016	1,773,765
Shares issued to shareholders in payment of distributions declared	57,273	119,642
Shares redeemed	(266,883)	(574,863)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,210,406	1,318,544

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse the Fund for certain operating expenses, the Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six month period ended June 30, 2000, the Fund did not incur a shareholder services fee.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. For the six-month period ended June 30, 2000, the Fund did not incur a distribution services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six-month period ended June 30, 2000, the Fund's expenses were reduced by $922 under these arrangements.

Interfund Transactions

During the six-month period ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $7,543,759 and $6,760,347, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six-month period ended June 30, 2000, were as follows:

Purchases	$55,914,006
Sales	$39,713,330

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Equity Income Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

Federated International Small Company Fund II, a portfolio of Federated Insurance Series, was created May 1, 2000, and we are pleased to present its first Semi-Annual Report.

This fund's portfolio managers select well-researched small-cap international stocks from 21 countries outside the United States.1 The average market cap is $800+ million and its holdings represent various industry sectors from healthcare products to technology to airlines. These are exciting companies that can ignite your imagination. Furthermore, these stocks are in areas that have historically experienced remarkable investment growth: domestic consumption, product and service leaders, and technology. As of June 30, 2000, this $9.5 million fund was invested in more than 290 small-cap stocks in 21 countries across 4 continents.2

This report covers the two-month period from May 1, 2000 through June 30, 2000. It begins with an interview with the fund's portfolio manager, Leonardo A. Vila, Vice President of Federated Global Investment Management Corp. and is followed by a complete listing of the fund's global investments and its financial statements.

Broad diversification and outstanding stock selection are the hallmarks of this fund. For the two-month reporting period, the fund produced a total return of (6.10%) through a net asset value decrease of $0.61 per share.3

Please remember that investing in international small companies can be volatile. There will inevitably be periods of negative short-term fluctuation, such as this one, as well as periods of positive returns. Our group of global investment managers are optimistic about many countries' economic outlooks and continued enthusiasm for capitalism.

In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations by using the dollar-cost averaging method of investing, and to consider increasing a portion of your international investable dollars in the world's attractive markets.4

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

4 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investing regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

In the past two months, almost every international market has been affected by the rate increases imposed by the Federal Reserve Board ("the Fed"), although international markets do not normally correlate with domestic markets. The result of the Fed's rate increases was to fend off fears of U.S. inflation and to slow U.S. economic growth which affects markets worldwide. We believe the international markets will assert themselves as their respective economies mimic the United States' growth, and in many markets, as international equity prices become more attractive than U.S. stock valuations.

Thank you for participating in Federated International Small Company Fund II.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

Investment Review

CURRENT STRATEGY

The Market

The performance of the MSCI World ex-U.S. Small Cap Index,1 measured in U.S. dollars, was 0.26% in the second quarter. The Pacific was the best performing region, returning 4.63%, led primarily by Australia, 9.71% and Japan, 6.28%. Europe was the worst performing region with a (4.30%) return in the second quarter of the year.

The 1999 tech rally continued through the first quarter of 2000, but ended abruptly in the middle of March. Concerns about higher interest rates in the U.S. and the sustainability of lofty valuations in the technology, media and telecommunications (TMT) sectors reversed the upward trend.2 The bearishness and weakness in these sectors continued into the second quarter. A sector rotation into "old" economy stocks became prevalent. Defensive industries like food and beverage, and healthcare were at the forefront of investors' minds.

One of the most obvious effects of the increasing volatility in the small cap market was the number of postponements or cancellations of corporate issues. Although some initial public offerings (IPOs) were successfully completed, a significant slowing of IPOs and secondary offerings took place. Volatility in the international small cap market was exacerbated by decreasing trading volume and an imbalance of sellers and buyers.

Looking at the broader market, it is becoming clear that continuing volatility, particularly in the TMT sectors, is beginning to refocus investors' attention on fundamentals and earnings visibility. In short, overall valuation is becoming more important as investors become more rational.

FUND PERFORMANCE

Since inception (May 1, 2000) to the end of the second quarter, Federated International Small Company Fund II had a total return of (6.10%)3 which underperformed the 7.50% return of the MSCI World ex-U.S. Small Cap Index over the same period.

Most of the second quarter of 2000 has been characterized by a continuation of the negative trends seen in the beginning of March. Despite sharp price drops in the TMT sectors, we have found opportunities in defensive growth areas and the less volatile buoyant oil sector. The increase in gasoline prices prompted us to look at opportunities in the oil exploration and production sector which have proven to be good investments for the fund. However, we continue to remain overweight in TMT relative to our benchmark index as we believe that the growth opportunities still exist in these sectors.

1 The MSCI World ex-U.S. Small Cap Index is created by selecting companies within the market capitalization range of USD 200-800 million. The dollar-denominated range is applied across all 23 developed markets. Indexes are unmanaged and investments cannot be made in an index.

2 Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.

3 Past performance is no guarantee of future results.

OUTLOOK

A slower U.S. economy implies a weaker dollar, and further recovery for the Euro. The growth in continental Europe should be less affected than other regions by a U.S. slowdown. In fact, nearly all economic data and surveys show that growth in Europe is accelerating. A strengthening Euro would thus confirm European investors' current preference for less economically sensitive sectors. After a dull first half of the year, we expect Europe to perform well, as a strengthening Euro should produce more inflows into the region.

In Japan, the markets are currently preparing for a normalization in monetary policy. Central bank Governor Masaru Hayami has indicated on several occasions that the zero interest rate policy adopted by the Bank of Japan will be brought to an end as soon as the economic recovery is firmly in place. Following the strong growth in the first quarter (10% annualized), driven mainly by private demand and exports, the time seems to be nearing.

In addition, OPEC's recent decision to raise the output of oil should have lowered the oil price, but the continued strength increases the risk of inflationary pressures globally.

STRATEGY

We will continue to follow our investment strategy of investing in local consumption stocks and secondary beneficiaries of global trade. This strategy has produced results over the long-term that have reinforced this approach.

We expect Europe to perform better this year than last year. Strong economic indicators, particularly from Germany, initially gives us confidence for an economic recovery for the region. As such, we will maintain our weightings as follows: overweight Europe, underweight Asia/Pacific and Japan and underweight Latin America.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.9%
		AUSTRALIA--1.8%
		Energy--0.4%
14,000		Santos Ltd.	$42,617

		Software & Services--0.3%
6,000	[1]	Securenet Ltd.	33,084

		Technology Hardware & Equipment--0.7%
8,000		ERG Ltd.	62,054

		Telecommunication Services--0.4%
5,000	[1]	AAPT Ltd.	16,387
22,000	[1]	Amcom Telecommunications Ltd.	20,525

		TOTAL	36,912

		TOTAL AUSTRALIA	174,667

		AUSTRIA--0.5%
		Pharmaceuticals & Biotechnology--0.4%
750	[1]	Sanochemia Pharmazeutika AG	39,525

		Software & Services--0.1%
100	[1]	EMTS Technologies AG	6,804

		TOTAL AUSTRIA	46,329

		CANADA--9.0%
		Banks--0.5%
1,500		AGF Management Ltd.	43,885

		Capital Goods--0.8%
2,300	[1]	GSI Lumonics, Inc.	80,655

		Energy--3.3%
2,500	[1]	Bonavista Petroleum Ltd.	43,919
2,100	[1]	Canadian Hunter Exploration Ltd.	44,625
2,300	[1]	Crestar Energy, Inc.	35,044
1,150		Ensign Resource Service Group, Inc.	37,919
5,500	[1]	Genesis Exploration Ltd.	40,878
6,000	[1]	Gulf Canada Resources Ltd.	27,973
1,300	[1]	Precision Drilling Corp.	50,243
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		CANADA--continued
		Energy--continued
200	[1]	Rio Alto Exploration Ltd.	$3,662
750		Talisman Energy, Inc.	24,856

		TOTAL	309,119

		Materials--0.3%
8,000	[1]	Methanex Corp.	26,757

		Media--0.4%
1,500	[1]	Corus Entertainment, Inc., Class B	40,034

		Software & Services--2.2%
1,500	[1]	Cognicase, Inc.	27,466
3,700	[1]	DataMirror Corp.	45,375
700	[1]	Descartes Systems Group, Inc.	20,811
3,000	[1]	MGI Software Corp.	41,047
3,500	[1]	Mosaic Group, Inc.	42,568
3,600	[1]	TECSYS, Inc.	31,622

		TOTAL	208,889

		Technology Hardware & Equipment--1.3%
1,000	[1]	Mitel Corp.	20,878
450	[1]	Sierra Wireless, Inc.	24,324
6,000		SR Telecom, Inc.	32,838
1,600	[1]	Wi-Lan, Inc.	45,081

		TOTAL	123,127

		Telecommunication Services--0.2%
500	[1]	Clearnet Communications, Inc., Class A	13,851

		Transportation--0.0%
300	[1]	Air Canada	3,953

		TOTAL CANADA	850,264

		CHINA--0.5%
		Materials--0.2%
150,000		Beijing Yanhua Petrochemical Co., Ltd., Class H	17,318

		Transportation--0.3%
150,000		China Shipping Development Co., Ltd.	27,516

		TOTAL CHINA	44,834

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		DENMARK--2.3%
		Capital Goods--0.7%
800		NEG Micon AS	$28,967
1,000	[1]	Vestas Wind Systems AS	36,721

		TOTAL	65,688

		Commercial Services & Supplies--0.4%
280		Group 4 Falck AS	44,925

		Food Beverage & Tobacco--0.3%
800		Danisco AS	26,715

		Pharmaceuticals & Biotechnology--0.5%
620	[1]	NeuroSearch AS	48,390

		Transportation--0.4%
1,600		DSV, De Sammensluttede Vognmad AS	35,825

		TOTAL DENMARK	221,543

		FINLAND--2.0%
		Automobiles & Components--0.2%
600		Nokian Renkaat	16,612

		Consumer Durables & Apparel--0.4%
1,500		Amer Group Ltd., Class A	41,243

		Technology Hardware & Equipment--1.4%
1,700		Elcoteq Network Corp., Class A	37,248
7,630	[2]	Jot Automation Group Oyj	50,918
1,270	[1]	Perlos Oyj	40,133
500	[1]	Tecnomen Oyj	4,296

		TOTAL	132,595

		TOTAL FINLAND	190,450

		FRANCE--8.6%
		Capital Goods--1.6%
160	[1]	Egide SA	36,660
2,500		Pinguely-Haulotte	52,031
230		Radiall SA	29,643
150		Zodiac SA	30,517

		TOTAL	148,851

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		FRANCE--continued
		Commercial Services & Supplies--0.7%
1,500	[1]	Elior	$18,946
480		Generale Location SA	45,803

		TOTAL	64,749

		Food Beverage & Tobacco--0.3%
870		Remy Cointreau SA	28,282

		Health Care Equipment & Services--0.4%
1,030		LVL Medical SA	43,169

		Hotels Restaurants & Leisure--0.7%
320		Club Mediterranee SA	43,351
460		Pierre & Vacances	27,448

		TOTAL	70,799

		Media--0.8%
930	[1]	Groupe Sonopar	45,281
330	[1]	IPSOS	34,656

		TOTAL	79,937

		Pharmaceuticals & Biotechnology--0.5%
610		Genset SA	43,678

		Retailing--0.6%
500	[1]	Marionnaud Parfumeries	53,941

		Software & Services--2.1%
250	[1]	ALTEN	38,403
1,300		Genesys Telecommunications Laboratories, Inc.	56,408
330		Groupe Crit	49,778
2,020	[1]	Integra - Net SA	18,244
2,800	[1]	Valtech	35,018

		TOTAL	197,851

		Technology Hardware & Equipment--0.9%
160	[1]	Avenir Telecom	32,078
370		Ingenico SA	33,134
100	[1]	Silicon-On-Insulator Technologies (SOITEC)	23,390

		TOTAL	88,602

		TOTAL FRANCE	819,859

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--11.2%
		Capital Goods--0.9%
1,000		Jenoptik AG	$28,689
900		Pfeiffer Vacuum Technology AG	34,799
440	[1]	Singulus Technologies AG	26,044

		TOTAL	89,532

		Commercial Services & Supplies--0.4%
340		DIS Deutsche Industrie Service AG	41,224

		Consumer Durables & Apparel--0.5%
770	[1]	Zapf Creation AG	48,150

		Diversified Financials--0.3%
297	[1]	Tecis Holding AG	28,340

		Food Beverage & Tobacco--0.2%
610		Kamps AG	19,509

		Media--0.8%
1,050	[1]	GFK AG	51,896
475	[1]	Kinowelt Medien AG	23,490

		TOTAL	75,386

		Pharmaceuticals & Biotechnology--0.5%
470	[1]	GPC Biotech AG	24,006
700	[1]	Girindus AG	20,784

		TOTAL	44,790

		Retailing--0.5%
420	[1]	Medion AG	42,904

		Software & Services--3.6%
160	[1]	Biodata Information Technology AG	51,936
170	[1]	Brokat Infosystems AG	13,227
290	[1]	Comroad AG	44,852
2,000	[1]	Datasave AG Informations Systeme	37,615
250	[1]	GFT Ges Fuer Technologiecon AG	47,735
250	[1]	Heyde AG Beratung	38,904
540	[1]	Norcom Information Technology AG	44,336
960	[1]	Sinnerschrader AG	25,204
1,010	[1]	Telesens AG	40,498

		TOTAL	344,307

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--continued
		Technology Hardware & Equipment--2.5%
50	[1]	ADVA AG Optical Networking	$28,402
820	[1]	Elmos Semiconductor AG	41,491
750	[1]	Kontron Embedded Computers AG	67,664
170		LPKF Laser & Electronics	46,255
160	[1]	Pandatel AG	20,622
800	[1]	Suess Microtec AG	31,925

		TOTAL	236,359

		Transportation--0.5%
455	[1]	Thiel Logistik AG	42,787

		Utilities--0.5%
1,250	[1]	Wedeco AG Water Technology	48,451

		TOTAL GERMANY, FEDERAL REPUBLIC OF	1,061,739

		HONG KONG--4.9%
		Banks--0.3%
13,000		Wing Hang Bank Ltd.	32,269

		Capital Goods--0.3%
350,000	[1]	Shenzhen International Holdings Ltd.	25,143

		Commercial Services & Supplies--0.4%
50,000		Cosco Pacific Ltd.	39,446

		Diversified Financials--0.8%
20,000		Beijing Enterprises Holdings Ltd.	23,603
66,000		China Everbright Ltd.	51,222

		TOTAL	74,825

		Food & Drug Retailing--0.2%
34,000		Ng Fung Hong Ltd.	18,209

		Media--0.5%
13,000		Asia Satellite Telecommunications Holdings Ltd.	44,442

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		HONG KONG--continued
		Real Estate--0.8%
286,000	[2]	Beijing North Star Co., Ltd.	$27,883
17,000		Great Eagle Holdings Ltd.	26,823
17,000		Kerry Properties Ltd.	17,882

		TOTAL	72,588

		Retailing--1.2%
38,000		Esprit Asia Holdings Ltd.	39,728
13,000		Giordano International Ltd.	19,761
12,000		Li & Fung Ltd.	60,035

		TOTAL	119,524

		Technology Hardware & Equipment--0.2%
6,000		ASM Pacific Technology Ltd.	22,475

		Utilities--0.2%
60,000		Huaneng Power International, Inc.	19,627

		TOTAL HONG KONG	468,548

		IRELAND--0.4%
		Software & Services--0.4%
3,530	[1]	ITG Group PLC	37,228

		ISRAEL--2.5%
		Diversified Financials--0.3%
1,700	[1]	Ampal-American Israel Corp., Class A	25,500

		Health Care Equipment & Services--0.5%
1,100	[1]	Card-Guard Scientific Survival Ltd.	52,259

		Pharmaceuticals & Biotechnology--0.5%
1,870	[1]	Oridion Systems Ltd.	49,407

		Software & Services--0.5%
2,400	[1]	Geo Interactive Media Group PLC	45,938

		Technology Hardware & Equipment--0.7%
400		BATM Advanced Communications Ltd.	34,741
1,700	[1]	On Track Innovations Ltd.	29,944

		TOTAL	64,685

		TOTAL ISRAEL	237,789

		ITALY--1.5%
		Automobiles & Components--0.5%
4,462		Brembo SPA	46,007

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		ITALY--continued
		Banks--0.3%
4,000	[1]	Bayerische Vita SPA	$34,255

		Consumer Durables & Apparel--0.4%
700	[1]	Ferretti SPA	1,831
4,000		Marzotto (Gaetano) & Figli SPA	32,651

		TOTAL	34,482

		Technology Hardware & Equipment--0.3%
500		Ericsson AB	29,166

		TOTAL ITALY	143,910

		JAPAN--17.6%
		Capital Goods--3.4%
20,000		Bunka Shutter Co., Ltd.	50,893
20,000		Furukawa Co., Ltd.	51,459
7,000		Hino Motors Ltd.	25,597
2,000		Hitachi AIC, Inc.	24,900
8,000		Hitachi Koki Co., Ltd.	28,651
24,000		Nachi Fujikoshi Corp.	45,238
4,000		Nippon Thompson Co., Ltd.	60,695
7,000		Tsugami Corp.	34,833

		TOTAL	322,266

		Commercial Services & Supplies--0.4%
3,000		Amano Corp.	33,476

		Consumer Durables & Apparel--1.9%
13,000		Gunze Ltd.	50,478
1,000		Kose Corp.	32,327
17,000	[1]	Renown, Inc.	24,834
9,000		Seiren Co., Ltd.	34,777
18,000		Toyobo Co., Ltd.	35,455

		TOTAL	177,871

		Diversified Financials--0.5%
15,000		Nichiei Co., Ltd.	44,814

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Food Beverage & Tobacco--1.2%
2,000		Kirin Beverage Corp.	$53,155
10,000		Nichirei Corp.	42,599
400		Rock Field Co., Ltd.	21,450

		TOTAL	117,204

		Health Care Equipment & Services--0.3%
1,000		Santen Pharmaceutical Co., Ltd.	24,127

		Hotels Restaurants & Leisure--0.8%
1,100		Saint Marc Co., Ltd.	38,877
2		Yoshinoya D&C Co., Ltd.	40,714

		TOTAL	79,591

		Household & Personal Products--0.6%
10,000	[1]	Kanebo Ltd.	30,913
6,000		Lion Corp.	24,824

		TOTAL	55,737

		Materials--3.3%
6,000		Central Glass Co., Ltd.	31,836
25,000		Daido Steel Co., Ltd.	58,433
2,000		Daio Paper Corp.	19,980
8,000		Dowa Mining Co., Ltd.	26,012
28,000		Nippon Denko Co., Ltd.	44,861
11,000		Nippon Paint Co., Ltd.	39,188
10,000		Nippon Sanso Corp.	34,777
11,000		Pacific Metals Co., Ltd.	32,864
20,000		Showa Denko K.K.	29,405

		TOTAL	317,356

		Pharmaceuticals & Biotechnology--1.2%
4,000		Dainippon Pharmaceutical Co., Ltd.	53,306
4,000		Hisamitsu Pharmaceutical Co., Inc.	61,486

		TOTAL	114,792

		Real Estate--0.2%
900		Meiwa Estate Co., Ltd.	23,750

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Retailing--1.6%
500		Right On Co., Ltd.	$40,573
13,000		Seiyu Ltd.	55,134
4,000		Uny Co., Ltd.	55,228

		TOTAL	150,935

		Software & Services--0.3%
700		Meitec Corp.	27,708

		Technology Hardware & Equipment--1.6%
6,000		Dainippon Screen Manufacturing Co., Ltd.	57,057
2,000		Kinseki Ltd.	33,834
1,200		Toyo Corp.	34,720
1,000		Zuken, Inc.	29,216

		TOTAL	154,827

		Utilities--0.3%
14,000		Toho Gas Co., Ltd.	27,313

		TOTAL JAPAN	1,671,767

		NETHERLANDS--3.2%
		Commercial Services & Supplies--0.5%
1,560		Buhrmann NV	44,606

		Energy--0.4%
630		Fugro NV	35,937

		Food Beverage & Tobacco--0.4%
1,000		Nutreco Holding NV	38,188

		Retailing--0.7%
1,170		Beter Bed Holding NV	35,074
1,350		Macintosh Retail Group NV	37,699

		TOTAL	72,773

		Software & Services--0.8%
1,120		Ordina Beheer NV	37,424
790	[1]	Unit 4	37,673

		TOTAL	75,097

		Technology Hardware & Equipment--0.2%
1,190	[1]	BE Semiconductor Industries NV	18,575

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		NETHERLANDS--continued
		Transportation--0.2%
650		Koninlijke Luchtvaart Maatschapppij NV (KLM)	$17,500

		TOTAL NETHERLANDS	302,676

		NEW ZEALAND--0.6%
		Energy--0.4%
11,500		Fletcher Challenge Energy	37,493

		Transportation--0.2%
17,000		Air New Zealand Ltd., Class B	17,305

		TOTAL NEW ZEALAND	54,798

		NORWAY--2.8%
		Energy--0.8%
2,600	[1]	ProSafe ASA	38,483
2,900	[1]	TGS Nopec Geophysical Co., ASA	38,360

		TOTAL	76,843

		Pharmaceuticals & Biotechnology--0.3%
7,110	[1]	Nutri Pharma ASA	32,731

		Software & Services--0.9%
2,430	[1]	Norman ASA	39,648
390	[1]	Opticom ASA	41,861

		TOTAL	81,509

		Transportation--0.8%
2,150		Bergesen d.y. ASA, Class B	41,218
2,500	[1]	Frontline Ltd.	30,593

		TOTAL	71,811

		TOTAL NORWAY	262,894

		SINGAPORE--1.9%
		Commercial Services & Supplies--0.4%
6,400		Sembcorp Logistics Ltd.	35,947

		Real Estate--0.2%
14,000		Keppel Land Ltd.	18,564

		Technology Hardware & Equipment--0.9%
6,000		Datacraft Asia Ltd.	52,800
20,000		JIT Holdings Ltd.	34,974

		TOTAL	87,774

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SINGAPORE--continued
		Telecommunication Services--0.4%
31,000		Keppel Telecom & Transportation, Ltd.	$40,208

		TOTAL SINGAPORE	182,493

		SPAIN--1.1%
		Capital Goods--0.3%
1,200		Abengoa SA	32,078

		Pharmaceuticals & Biotechnology--0.5%
790		Zeltia SA	47,515

		Technology Hardware & Equipment--0.3%
1,700		Radiotronica SA	30,171

		TOTAL SPAIN	109,764

		SWEDEN--3.3%
		Commercial Services & Supplies--0.4%
1,400		Proffice AB	37,460

		Media--0.4%
810	[1]	Modern Times Group, Class B	38,571

		Software & Services--1.7%
7,000	[1]	Aspiro Information AB	22,302
6,500		Enea Data AB	44,218
1,700		HIQ International AB	16,383
1,390		Sigma AB, Class B	37,508
5,850	[1]	Telelogic AB	43,112

		TOTAL	163,523

		Technology Hardware & Equipment--0.8%
3,300	[1]	SwitchCore AB	34,422
1,900	[1]	Teligent AB	37,698

		TOTAL	72,120

		TOTAL SWEDEN	311,674

		SWITZERLAND--11.2%
		Banks--0.6%
20		Bank Sarasin & Cie	51,493

		Capital Goods--2.2%
28		Bobst AG	45,056
53	[1]	Geberit International AG	17,707
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SWITZERLAND--continued
		Capital Goods--continued
140		Rieter Holdings Ltd.	$47,202
80		Saurer AG Arbon	49,923
100		Swisslog Holding AG	49,041

		TOTAL	208,929

		Diversified Financials--0.5%
40		OZ Holding AG	50,021

		Health Care Equipment & Services--2.8%
10		Disetronic Holdings AG	66,818
1,300	[1]	Jomed NV	51,401
40		Straumann Holding AG	60,075
50		Tecan AG	47,845
40		Unilabs AG	42,911

		TOTAL	269,050

		Hotels Restaurants & Leisure--0.2%
30		Reiseburo Kuoni AG, Class B	13,885

		Materials--0.9%
60		Gretag-Macbeth Holding AG	39,723
60		Mikron Holding AG	44,173

		TOTAL	83,896

		Retailing--0.4%
30		Jelmoli Holding AG	37,700

		Technology Hardware & Equipment--3.6%
20		Esec Holding AG	49,286
100		Feintool International Holding AG	44,137
200	[2]	Gretag Imaging Group	38,497
5	[1]	Kudelski SA	62,895
70	[1]	Logitech International SA	49,819
80		Micronas Semiconductor Holding AG	44,627
60		SEZ Holding AG	54,913

		TOTAL	344,174

		TOTAL SWITZERLAND	1,059,148

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		UNITED KINGDOM--8.0%
		Capital Goods--0.5%
6,000		Chloride Group PLC	$17,501
6,700		Enodis PLC	32,830

		TOTAL	50,331

		Commercial Services & Supplies--0.9%
2,010	[2]	Guardian IT PLC	41,590
19,900		Securicor PLC	41,101

		TOTAL	82,691

		Diversified Financials--0.4%
5,070		Man (ED&F) Group PLC	40,735

		Media--1.7%
6,000		HIT Entertainment PLC	39,492
8,280		Saatchi & Saatchi PLC	53,289
11,300	[1]	Scoot.com PLC	26,331
10,250		Taylor Nelson Sofres PLC	41,100

		TOTAL	160,212

		Pharmaceuticals & Biotechnology--1.9%
1,150	[1]	Cambridge Antibody Technology Group PLC	51,506
1,430	[1]	Oxford GlycoSciences PLC	40,916
3,380	[1]	Shire Pharmaceuticals Group PLC	58,814
24,230	[1]	SkyePharma PLC	31,530

		TOTAL	182,766

		Retailing--0.4%
5,130		Matalan PLC	40,441

		Software & Services--1.2%
3,000	[1]	Baltimore Technologies PLC	22,696
2,800	[1]	Eidos PLC	20,548
2,200		Glotel PLC	24,800
1,000	[1]	Orchestream Ltd.	4,812
3,780		RM PLC	38,435

		TOTAL	111,291

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		UNITED KINGDOM--continued
		Technology Hardware & Equipment--1.0%
800		Dialog Semiconductor PLC	$40,479
3,550		Pace Micro Technology PLC	51,137

		TOTAL	91,616

		TOTAL UNITED KINGDOM	760,083

		TOTAL COMMON STOCKS (IDENTIFIED COST $8,849,786)	9,012,457

		REPURCHASE AGREEMENT--2.0%[3]
$185,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	185,000

		TOTAL INVESTMENTS (IDENTIFIED COST $9,034,786)[4]	$9,197,457

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 2000, these securities amounted to $158,888 which represents 1.7% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $9,034,786. The net unrealized appreciation of investments on a federal tax basis amounts to $162,671 which is comprised of $691,724 appreciation and $529,053 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($9,492,584) at June 30, 2000.

The following acronyms are used throughout this portfolio:

SA	--Support Agreement
SPA	--Standby Purchase Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $9,034,786)		$9,197,457
Cash		4,066
Cash denominated in foreign currencies (identified cost $81,771)		81,891
Income receivable		4,874
Receivable for investments sold		255,774
Other assets		15,018

TOTAL ASSETS		9,559,080

Liabilities:
Payable for investments purchased	$65,291
Net payable for foreign currency exchange contracts	1,205

TOTAL LIABILITIES		66,496

Net assets for 1,010,395 shares outstanding		$9,492,584

Net Assets Consist of:
Paid in capital		$10,097,639
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		162,759
Accumulated net realized loss on investments and foreign currency transactions		(771,897)
Undistributed net investment income		4,083

TOTAL NET ASSETS		$9,492,584

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$9,492,584 ÷ 1,010,395 shares outstanding		$9.39

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JUNE 30, 2000 (UNAUDITED)1

Investment Income:
Dividends (net of foreign taxes withheld of $2,682)			$16,333
Interest			10,581

TOTAL INCOME			26,914

Expenses:
Investment adviser fee		$18,971
Administrative personnel and services fee		20,833
Custodian fees		2,384
Transfer and dividend disbursing agent fees and expenses		806
Directors'/Trustees' fees		47
Audit fees		2,988
Legal fees		367
Portfolio accounting fees		2,292
Shareholder services fee		1,518
Share registration costs		1,249
Printing and postage		1,046
Insurance premiums		70
Miscellaneous		237

TOTAL EXPENSES		52,808

Waiver and Reimbursement:
Waiver of investment adviser fee	$(18,971)
Reimbursement of other operating expenses	(11,006)

TOTAL WAIVER AND REIMBURSEMENT		(29,977)

Net expenses			22,831

Net investment income			4,083

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(771,897)
Net change in unrealized appreciation transaction of investments and translation of assets and liabilities in foreign currency			162,759

Net realized and unrealized loss on investments and foreign currency transactions			(609,138)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$(605,055)

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) June 30, 2000 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,083
Net realized loss on investments and foreign currency transactions ($(771,897), as computed for federal tax purposes)	(771,897)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	162,759

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(605,055)

Share Transactions:
Proceeds from sale of shares	10,097,639

Change in net assets	9,492,584

Net Assets:
Beginning of period	0

End of period (including undistributed net investment income of $4,083)	$9,492,584

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Period Ended (unaudited) June 30,
2000 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.61)

TOTAL FROM INVESTMENT OPERATIONS	(0.61)

Net Asset Value, End of Period	$ 9.39

Total Return[3]	(6.10% )

Ratios to Average Net Assets:

Expenses	1.50%[4]

Net investment income	0.27%[4]

Expense waiver[5]	1.98%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,493

Portfolio turnover	45%

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Small Company Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide long term growth of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term foreign and domestic securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:

7/3/2000	3,287,191 Japanese Yen	$31,292	$30,981	$ (311)

Contracts Sold:

7/3/2000	5,520 British Pound Sterling	8,247	8,352	(105)

7/5/2000	7,200 British Pound Sterling	10,916	10,895	21

7/5/2000	7,192 Canadian Dollar	4,863	4,859	4

7/3/2000	90,560 Euro Dollar	85,484	86,457	(973)

7/5/2000	23,715 Euro Dollar	22,568	22,641	(73)

7/5/2000	3,962,383 Japanese Yen	37,642	37,344	298

7/5/2000	126,160 Swedish Krona	14,238	14,304	(66)

NET UNREALIZED DEPRECIATION ON FOREIGN CURRENCY EXCHANGE CONTRACTS				$ (1,205)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Period Ended June 30, 2000[1]
Shares sold	1,010,395
Shares issued to shareholders in payment of distributions declared	--
Shares redeemed	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,010,395

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to June 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended June 30, 2000, were as follows:

Purchases	$13,529,456

Sales	$3,876,912

RISK OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political, or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated International Small Company Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated International Small Company Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916850

25671 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the first Semi-Annual Report of Federated Large Cap Growth Fund II, a portfolio of Federated Insurance Series.

This report covers the period from June 19, 2000 through June 30, 2000. It begins with a discussion by the fund's portfolio manager, James E. Grefenstette, Senior Vice President of Federated Investment Management Company, followed by a complete listing of the fund's growth stock holdings and financial statements.

The fund gives you the opportunity to pursue capital appreciation by owning shares of approximately 100 of the largest domestic companies in the growth universe--high-quality, well-established companies that have helped to power the stock market's exceptional growth in this past decade. These companies are typically world-class leaders with long histories of earnings and growth--vintage firms that have stood the test of time. They employ tens of thousands of people, have large domestic presences, and are expanding their markets around the globe. Their products are used worldwide, and their extensive distribution networks allow them to compete successfully in many countries and many industries. As the world continues to move toward a free market economy, these companies should be well positioned to benefit from growing overseas markets. At the end of the reporting period, the fund's portfolio held names like America Online, Bristol-Myers Squibb, Coca-Cola, Compaq Computer, Dell Computer, General Motors, Home Depot, Intel, Merck, Microsoft, Morgan Stanley Dean Witter, and Sprint.

During the very brief reporting period, the portfolio produced a total return of (2.10%) through a net asset value decrease of $0.21.1 On June 30, 2000, net assets reached $4.1 million.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Of course, the fund is a long-term investment, and we continue to see significant day-to-day volatility in the stock market.

Thank you for entrusting a portion of your wealth to Federated Large Cap Growth Fund II. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

Investment Review

Federated Large Cap Growth Fund II was started as a fund on June 19, 2000. In the last two weeks of the quarter, the fund's total return was down (2.10%),1 as was the Standard & Poor's ("S&P") 500 Index.2

The market's apprehension became manifest in March and was fueled by a variety of events, the most important of which was continued tightening by the Federal Reserve Board; with the prospects for more tightening through the summer. April and May were particularly challenging for faster growth stocks as inflation fears gained strength and investors fled higher price/earnings stocks in every sector. The beginning of June saw the start of a string of economic indicators that pointed to signs that the economy may be starting to cool off. The most prominent indicator was the non-farm payrolls, which showed that tight labor markets were starting to expand. With these signs, technology and other faster-growth stocks began to rally off their lows as we moved through June. The tale of the tape for the quarter, however, still belonged to the cyclicals and slower-growth stocks.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged, and investments cannot be made in an index.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Shares			Value
		COMMON STOCKS--99.4%
		Capital Goods--6.9%
1,700		General Electric Co.	$90,100
2,100	[1]	Solectron Corp.	87,937
200		Sony Corp., ADR	18,862
1,800		Tyco International Ltd.	85,275

		TOTAL	282,174

		Communication Services--5.6%
600	[1]	Global Crossing Ltd.	15,788
300	[1]	Level 3 Communications, Inc.	26,400
300	[1]	NEXTEL Communications, Inc., Class A	18,356
300	[1]	Qwest Communications International, Inc.	14,906
1,500	[1]	Sprint PCS Group	89,250
300		Vodafone AirTouch PLC, ADR	12,431
200	[1]	VoiceStream Wireless Corp.	23,259
500	[1]	Williams Communications Group, Inc.	16,594
300	[1]	Worldcom, Inc.	13,763

		TOTAL	230,747

		Consumer Cyclicals--6.0%
500		Gap (The), Inc.	15,625
300		Home Depot, Inc.	14,981
1,500	[1]	Kohl's Corp.	83,438
300		Lowe's Cos., Inc.	12,319
200		Omnicom Group, Inc.	17,813
300		Target Corp.	17,400
1,500		Wal-Mart Stores, Inc.	86,438

		TOTAL	248,014

		Consumer Staples--12.8%
3,600	[1]	AT&T Corp. - Liberty Media Group, Inc., Class A	87,300
300		Cardinal Health, Inc.	22,200
300	[1]	Clear Channel Communications, Inc.	22,500
300		Coca-Cola Co.	17,231
1,500		Colgate-Palmolive Co.	89,813
400	[1]	Comcast Corp., Class A	16,200
300	[1]	Cox Communications, Inc., Class A	13,669
Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--continued
500		Fox Entertainment Group, Inc., Class A	$15,187
400	[1]	Infinity Broadcasting Corp., Class A	14,575
300		News Corp. Ltd., ADR	16,350
300		PepsiCo, Inc.	13,331
300	[1]	Safeway, Inc.	13,538
1,300	[1]	Viacom, Inc., Class B	88,644
500		Walgreen Co.	16,094
2,100		Walt Disney Co.	81,506

		TOTAL	528,138

		Energy--2.5%
300		Halliburton Co.	14,156
1,200		Schlumberger Ltd.	89,550

		TOTAL	103,706

		Financials--1.9%
300		Citigroup, Inc.	18,075
600		MBNA Corp.	16,275
300		Morgan Stanley, Dean Witter & Co.	24,975
500		Schwab (Charles) Corp.	16,813

		TOTAL	76,138

		Health Care--14.5%
1,300	[1]	Amgen, Inc.	91,325
300		Bristol-Myers Squibb Co.	17,475
200		Genentech, Inc.	34,400
500		HCA - The Healthcare Corp.	15,188
300	[1]	Immunex Corp.	14,831
900		Johnson & Johnson	91,688
1,000		Lilly (Eli) & Co.	99,875
1,200	[1]	Medimmune, Inc.	88,800
300		Medtronic, Inc.	14,944
300		Merck & Co., Inc.	22,988
1,900		Pfizer, Inc.	91,200
300		Pharmacia Corp.	15,506

		TOTAL	598,220

Shares			Value
		COMMON STOCKS--continued
		Technology--47.2%
1,000	[1]	ADC Telecommunications, Inc.	$83,875
200	[1]	Agilent Technologies, Inc.	14,750
900	[1]	Altera Corp.	91,744
300	[1]	America Online, Inc.	15,825
200	[1]	Analog Devices, Inc.	15,200
300	[1]	Apple Computer, Inc.	15,713
900	[1]	Applied Materials, Inc.	81,563
400	[1]	Broadcom Corp.	87,575
100	[1]	CIENA Corp.	16,669
1,500	[1]	Cisco Systems, Inc.	95,344
500		Compaq Computer Corp.	12,781
300		Computer Associates International, Inc.	15,356
300		Corning, Inc.	80,962
300	[1]	Dell Computer Corp.	14,794
1,200	[1]	EMC Corp. Mass	92,325
300	[1]	Exodus Communications, Inc.	13,819
300	[1]	Gateway, Inc.	17,025
200		General Motors Corp., Class H	17,550
700		Intel Corp.	93,581
800	[1]	JDS Uniphase Corp.	95,900
100	[1]	Juniper Networks, Inc.	14,556
300	[1]	LSI Logic Corp.	16,237
1,400		Linear Technology Corp.	89,512
300		Lucent Technologies, Inc.	17,775
300	[1]	Maxim Integrated Products, Inc.	20,381
400	[1]	Metromedia Fiber Network, Inc.	15,875
200		Micron Technology, Inc.	17,612
200	[1]	Microsoft Corp.	16,000
600		Motorola, Inc.	17,437
200	[1]	Network Appliance, Inc.	16,100
1,800		Nokia Oyj, Class A, ADR	89,887
1,300		Nortel Networks Corp.	88,725
1,100	[1]	Oracle Corp.	92,469
100	[1]	PMC-Sierra, Inc.	17,769
300	[1]	QUALCOMM Inc.	18,000
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Technology--continued
100	[1]	SDL, Inc.	$28,519
100	[1]	Siebel Systems, Inc.	16,356
900	[1]	Sun Microsystems, Inc.	81,844
200	[1]	Sycamore Networks, Inc.	22,075
4,400		Telefonaktiebolaget LM Ericsson, Class B, ADR	88,000
300	[1]	Tellabs, Inc.	20,531
1,200		Texas Instruments, Inc.	82,425
200	[1]	VeriSign, Inc.	35,300
200	[1]	VERITAS Software Corp.	22,603
200	[1]	Xilinx, Inc.	16,512
100	[1]	Yahoo, Inc.	12,387

		TOTAL	1,947,238

		Utilities--2.0%
1,300		Enron Corp.	83,850

		TOTAL COMMON STOCKS (IDENTIFIED COST $4,112,182)	4,098,225

		REPURCHASE AGREEMENT--6.5%[2]
$270,000		Warburg Dillon Reed LLC, 6.90%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	270,000

		TOTAL INVESTMENTS (IDENTIFIED COST $4,382,182)[3]	$4,368,225

1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $4,382,182. The net unrealized depreciation of investments on a federal tax basis amounts to $13,957 which is comprised of $108,181 appreciation and $122,138 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($4,123,713) at June 30, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $4,382,182)		$4,368,225
Cash		251
Receivable for investments sold		1,049,932
Income receivable		253

TOTAL ASSETS		5,418,661

Liabilities:
Payable for investments purchased	$1,294,076
Accrued expenses	872

TOTAL LIABILITIES		1,294,948

Net assets for 421,138 shares outstanding		$4,123,713

Net Assets Consist of:
Paid-in capital		$4,205,320
Net unrealized depreciation of investments		(13,957)
Accumulated net realized loss on investments		(68,580)
Undistributed net investment income		930

TOTAL NET ASSETS		$4,123,713

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,123,713 ÷ 421,138 shares outstanding		$9.79

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JUNE 30, 2000 (UNAUDITED)1

Investment Income:
Dividends			$201
Interest			1,706

TOTAL INCOME			1,907

Expenses:
Investment adviser fee		$918
Administrative personnel and services fee		3,757
Custodian fees		100
Transfer and dividend disbursing agent fees and expenses		100
Directors'/Trustees' fees		3
Auditing fees		106
Legal fees		11
Portfolio accounting fees		211
Share registration costs		107
Printing and postage		66
Insurance premiums		4
Miscellaneous		4

TOTAL EXPENSES		5,387

Waiver and Reimbursement:
Waiver of investment adviser fee	$(918)
Reimbursement of other operating expenses	(3,492)

TOTAL WAIVER AND REIMBURSEMENT		(4,410)

Net expenses			977

Net investment income			930

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(68,580)
Net change in unrealized depreciation of investments			(13,957)

Net realized and unrealized loss on investments			(82,537)

Change in net assets resulting from operations			$(81,607)

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to June 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) June 30, 2000 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$930
Net realized loss on investments ($(68,580), as computed for federal tax purposes)	(68,580)
Net change in unrealized depreciation of investments	(13,957)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(81,607)

Share Transactions:
Proceeds from sale of shares	4,205,320

Change in net assets	4,123,713

Net Assets:
Beginning of period	--

End of period (including undistributed net investment income of $930)	$4,123,713

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to June 30, 2000.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Period Ended (unaudited) June 30, 2000 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00 [2]
Net realized and unrealized loss on investments	(0.21)

Net Asset Value, End of Period	$ 9.79

Total Return[3]	(2.10% )

Ratios to Average Net Assets:

Expenses	0.90%[4]

Net investment income	0.86%[4]

Expense waiver/reimbursement[5]	4.08%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$4,124

Portfolio turnover	26%

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to June 30, 2000.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Large Cap Growth Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Period Ended June 30, 2000	[1]
Shares sold	421,138
Shares issued to shareholders in payment of distributions declared	--
Shares redeemed	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	421,138

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to June 30, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and /or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the period ended June 30, 2000, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended June 30, 2000, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended June 30, 2000, were as follows:

Purchases	$5,230,693

Sales	$1,049,932

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Large Cap Growth Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Large Cap Growth Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916835

25669 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the first Semi-Annual Report to Shareholders for Federated Strategic Income Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month reporting period from January 1, 2000 through June 30, 2000. It begins with commentary by the fund's portfolio manager, which is followed by a complete listing of the portfolio's holdings and its financial statements.

Federated Strategic Income Fund II is managed to offer shareholders generous income opportunities from three distinct bond markets--domestic high yield, U.S. high quality corporate bonds, and international corporate and government bonds.1

During the six-month reporting period, the fund recorded a total return of 2.07%2 and earned dividend income of $0.362 per share. Its net asset value declined from $10.37 at the beginning of the period to $10.22 at the end of the reporting period. As of June 30, 2000, the fund's net assets grew to $17.0 million.

Thank you for choosing Federated Strategic Income Fund II as a diversified, professionally managed way to participate in the income opportunities of three distinct sectors of the bond market.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investment Review

The six-month reporting period was one of more moderate economic growth and mixed price performance for most high quality fixed income sectors. While the economy continued to move forward, the pace of advance slowed (5.00% annual rate) from the rapid acceleration experienced in the prior six months (7.00% annual rate). The Treasury yield curve inverted dramatically, on a significant pickup in Treasury debt buybacks and reduced new issuance, compared to being slightly positively sloped at year-end. Two-year Treasury yields rose 12 basis points during the first half of the year while 30-year Treasuries fell 58 basis points.

The Federal Reserve Board (the "Fed") increased the federal funds target rate at the February, March and May Federal Open Market Committee meetings, while concluding that no change was necessary at its late June meeting. The federal funds target rate now stands at 6.50%. Generally speaking, the six interest rate hikes executed over the past year appear to be having the desired effect of slowing consumer spending and thus, overall economic growth. Particularly noteworthy are slowdowns in such consumer indicators as housing and auto sales. Inflation continues to remain a concern, with a tight labor market and oil prices holding above $30 per barrel at quarter end, as was further accentuated by the Fed's narrative release after the June 28th meeting that a tightening bias remained in place.

Both the high yield and emerging debt markets produced strong returns in the month of June and may be poised to continue over the next quarter. High yield mutual fund cash flows moved positive late in the quarter; a continuation of positive flows would serve to strengthen the market. Emerging economies continued to rebound worldwide providing a fundamental underpinning to the market.

The fund passed the one year-old mark on July 7, 2000 with performance slightly behind the blended indices.1 The fund had a total return of 2.07%2 over the six-month reporting period compared to the blended indices' return of 3.35%. The bulk of the underperformance was due to the emerging markets and high yield components of the portfolio. The portfolio's performance was inline with most other fixed income indices, which experienced subdued total returns in the face of rising interest rates. For example, the Lehman Brothers Intermediate Govt./Corp. Bond Index had a total return of 3.23% and the Lehman Brothers Credit Bond Index had a total return of 2.68% for the first six months of the year.3

Looking ahead, transactions will focus on maintaining the equal weighting in all three sectors. Despite the fund's underperformance, our proprietary research still indicates this mix should be a winning combination over the long-haul. We view the high yield sector as one of the cheaper sectors in the bond market at this time and expect better performance from this portion of the portfolio later this year.

1 The J.P. Morgan Global (ex-U.S.) Government Index is the standard unmanaged foreign securities index representing major government bond markets. Lehman Brothers Single B Index is a proprietary unmanaged index of Single B rated securities. Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FLHMC, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

3 Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all bonds with maturities between 1 and 9.99 years. Lehman Brothers Credit Bond Index is an unmanaged index composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized Mortgage Obligations (CMOs) are not included. Investments cannot be made in an index.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--29.2%
		Aerospace & Defense--0.3%
$50,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	$46,000

		Automotive--1.1%
50,000		Aftermarket Technology Corp., Sr. Sub. Note, Series D, 12.00%, 8/1/2004	50,250
50,000		American Axle & Manufacturing, Inc., Sr. Sub. Note, Company Guarantee, 9.75%, 3/01/2009	47,125
100,000		Lear Corp., Sr. Note, 8.11%, 5/15/2009	91,574

		TOTAL	188,949

		Banking--0.5%
100,000		GS Escrow Corp., Sr. Note, 7.125%, 8/01/2005	89,098

		Broadcast Radio & TV--1.0%
100,000		Chancellor Media Corp., Sr. Sub. Note, Series B, 8.125%, 12/15/2007	100,875
50,000		Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	29,250
50,000		Sinclair Broadcast Group, Sr. Sub. Note, 8.75%, 12/15/2007	44,250

		TOTAL	174,375

		Building & Development--0.2%
50,000		Formica Corp., Sr. Sub. Note, Series B, 10.875%, 3/01/2009	38,750

		Business Equipment & Services--0.7%
50,000	[1]	Buhrmann US, Inc., Sr. Sub. Note, 12.25%, 11/01/2009	52,250
50,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/01/2008	46,625
50,000		U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	11,250

		TOTAL	110,125

		Cable Television--3.0%
100,000		CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006	101,000
100,000		Charter Communications, Inc., Sr. Disc. Note, 0/9.92%, 4/01/2011	57,250
100,000		EchoStar DBS Corp., Sr. Note, 9.375%, 2/01/2009	97,500
150,000		NTL, Inc., Sr. Note, 0/9.75%, 4/01/2008	94,500
50,000		Pegasus Communications Corp., Sr. Note, 9.75%, 12/01/2006	48,500
75,000		RCN Corp., Sr. Note, 0/11.00%, 7/01/2008	40,875
100,000		United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008	69,500

		TOTAL	509,125

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Chemicals & Plastics--1.7%
$50,000	[1]	Huntsman ICI Chemicals, Inc., Sr. Sub. Note, 10.125%, 7/01/2009	$50,500
50,000		ISP Holdings, Inc., Sr. Note, Series B, 9.00%, 10/15/2003	46,500
100,000	[1]	Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/01/2007	99,500
50,000		Polymer Group, Inc., Sr. Sub. Note, Series B, 8.75%, 3/01/2008	42,250
50,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/01/2006	42,750

		TOTAL	281,500

		Clothing & Textiles--0.2%
50,000		GFSI, Inc., Sr. Sub. Note, Series B, 9.625%, 3/1/2007	36,250

		Consumer Products--2.2%
50,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	42,250
50,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/01/2008	40,250
50,000	[1]	Jostens, Inc., Unit, 12.75%, 5/01/2010	49,750
50,000		NBTY, Inc., Sr. Sub. Note, Series B, 8.625%, 9/15/2007	43,750
50,000		Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003	48,750
50,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/01/2008	25,500
50,000		Sleepmaster LLC, Sr. Sub. Note, 11.00%, 5/15/2009	47,250
50,000		True Temper Sports, Inc., Sr. Sub. Note, Series B, 10.875%, 12/01/2008	49,250
50,000		United Industries Corp., Sr. Sub. Note, Series B, 9.875%, 4/01/2009	30,250

		TOTAL	377,000

		Container & Glass Products--1.1%
50,000	[1]	Huntsman Packaging Corp., Unit, 13.00%, 6/01/2010	51,500
100,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	93,984
50,000		Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	34,250

		TOTAL	179,734

		Ecological Services & Equipment--0.5%
50,000		Allied Waste North America, Sr. Sub. Note, 10.00%, 8/01/2009	42,000
50,000		Allied Waste North America, Company Guarantee, Sr. Note, 7.625%, 1/01/2006	43,750

		TOTAL	85,750

		Electronics--1.4%
50,000	[1]	Exodus Communications, Inc., Sr. Note, 11.625%, 7/15/2010	50,500
50,000	[1]	Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/01/2007	50,750
50,000	[1]	Flextronics International Ltd., Sr. Sub. Note, 9.875%, 7/01/2010	50,875
32,000	[1]	SCG Holding Corp., Sr. Sub. Note, 12.00%, 8/01/2009	34,400
50,000		Telecommunications Techniques Co. LLC, Sr. Sub. Note, 9.75%, 5/15/2008	46,250

		TOTAL	232,775

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Farming & Agriculture--0.3%
$50,000		Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/01/2009	$40,750

		Food & Drug Retailers--0.2%
50,000		Del Monte Foods Co., Sr. Disc. Note, Series B, 0/12.50%, 12/15/2007	38,125

		Food Products--0.6%
50,000		International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006	53,750
50,000		Triarc Consumer Products Group, Sr. Sub. Note, 10.25%, 2/15/2009	48,500

		TOTAL	102,250

		Food Services--0.5%
50,000		Carrols Corp., Company Guarantee, 9.50%, 12/01/2008	41,750
50,000		Domino's, Inc., Company Guarantee, Sr. Sub. Note, 10.375%, 1/15/2009	46,625

		TOTAL	88,375

		Health Care--2.0%
100,000		Columbia HCA Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	91,454
50,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	46,000
50,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	43,750
50,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	35,250
50,000		Kinetic Concepts, Inc., Sr. Sub. Note, Company Guarantee, Series B, 9.625%, 11/01/2007	37,250
100,000		Tenet Healthcare Corp., Sr. Sub. Note, Series B, 8.125%, 12/01/2008	92,500

		TOTAL	346,204

		Hotels, Motels, Inns & Casinos--0.8%
50,000		Florida Panthers Holdings, Inc., Series 2009, Company Guarantee, Sr. Sub. Note, 9.875%, 4/15/2009	47,125
100,000		HMH Properties, Inc., Sr. Note, Series A, 7.875%, 8/01/2005	92,500

		TOTAL	139,625

		Industrial Products & Equipment--1.1%
50,000	[1]	Blount, Inc., Sr. Sub. Note, 13.00%, 8/01/2009	51,250
50,000		Neenah Foundry Co., Sr. Sub. Note, 11.125%, 5/01/2007	38,500
50,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	46,750
50,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/01/2008	46,000

		TOTAL	182,500

		Leisure & Entertainment--0.4%
100,000		Premier Parks, Inc., Sr. Disc. Note, 10.00%, 4/01/2008	68,750

Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Machinery & Equipment--0.5%
$50,000		Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009	$33,750
50,000		United Rentals, Inc., Sr. Sub. Note, Company Guarantee, 9.25%, 1/15/2009	45,250

		TOTAL	79,000

		Oil & Gas--0.9%
50,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	51,125
50,000		RBF Finance Co., Company Guarantee, Sr. Secd. Note, 11.375%, 3/15/2009	54,250
50,000		Triton Energy Ltd., Sr. Note, 8.75%, 4/15/2002	49,750

		TOTAL	155,125

		Printing & Publishing--0.3%
50,000		Garden State Newspapers, Inc., Sr. Sub. Note, Series B, 8.75%, 10/1/2009	45,750

		Services--1.5%
50,000		Crown Castle International Corp., Sr. Disc. Note, 0/11.25%, 8/01/2011	31,250
50,000	[1]	Orius Capital Corp., Sr. Sub. Note, 12.75%, 2/01/2010	51,750
50,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	45,750
50,000	[1]	SpectraSite Holdings, Inc., Sr. Disc. Note, 3/15/2010	27,750
100,000	[1]	URS Corp., Sr. Sub. Note, Series B, 12.25%, 5/01/2009	101,500

		TOTAL	258,000

		Telecommunication & Cellular--5.4%
100,000		Intermedia Communications, Inc., Sr. Sub. Disc. Note, Series B, 0/12.25%, 3/01/2009	59,500
100,000		Level 3 Communications, Inc., Sr. Note, 9.125%, 5/01/2008	90,250
50,000		McLeod USA, Inc., Sr. Note, 8.125%, 2/15/2009	45,250
50,000		Metromedia Fiber Network, Inc., Sr. Note, 10.00%, 12/15/2009	49,250
50,000	[1]	NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	48,250
150,000		NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007	118,500
150,000		NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%, 6/01/2009	93,750
50,000		Northpoint Communications Group, Inc., Sr. Note, 12.875%, 2/15/2010	36,250
50,000		PsiNet, Inc., Sr. Note, 11.00%, 8/01/2009	47,000
50,000		Teligent, Inc., Sr. Note, 11.50%, 12/1/2007	39,750
50,000		Triton PCS Holdings, Inc., Sr. Sub. Disc. Note, 0/11.00%, 5/01/2008	36,750
50,000	[1]	Verio, Inc., Sr. Note, 10.625%, 11/15/2009	55,250
50,000		Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	38,250
50,000	[1]	VoiceStream Wireless Corp., Sr. Note, 10.375%, 11/15/2009	52,250
50,000		Williams Communications Group, Sr. Note, 10.875%, 10/01/2009	49,000
Principal Amount			Value in U.S. Dollars
		U.S. CORPORATE BONDS--continued
		Telecommunication & Cellular--continued
$74,000	[1]	WinStar Communications, Inc., Sr. Sub. Defd. Deb., 0/11.00%, 4/15/2010	$35,520
25,000	[1]	WinStar Communications, Inc., 12.75%, 4/15/2010	24,250

		TOTAL	919,020

		Utilities--0.8%
100,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	89,644
50,000		El Paso Electric Co., 1st Mtg. Note, Series E, 9.40%, 5/1/2011	52,726

		TOTAL	142,370

		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $5,294,983)	4,955,275

		INTERNATIONAL BONDS--35.0%
		ARGENTINA--1.6%
		Sovereign--1.6%
300,000		Argentina, Government of, Bond, 11.75%, 6/15/2015	272,250

		BELGIUM--0.3%
		Telecommunication & Cellular--0.3%
50,000		Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007	44,000

		BERMUDA--0.6%
		Surface Transportation--0.3%
50,000		Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004	50,625

		Telecommunication & Cellular--0.3%
50,000		Global Crossing Holdings Ltd., Sr. Note, 9.50%, 11/15/2009	48,250

		TOTAL	98,875

		BRAZIL--6.3%
		Sovereign--6.3%
125,000		Brazil, Government of, Brady DCB, 7.00%, 4/15/2012	92,255
651,000		Brazil, Government of, Brady EI, Series EI-L, 6.94%, 4/15/2006	594,038
490,000		Brazil, Government of, 10.125%, 5/15/2027	384,650

		TOTAL	1,070,943

		BULGARIA--1.2%
		Sovereign--1.2%
250,000		Bulgaria, Government of, Brady Disc., 7.06%, Series A, 7/28/2024	199,971

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		CANADA--1.2%
		Telecommunication & Cellular--0.9%
$100,000		Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007	$47,870
100,000		Rogers Cantel, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	100,000

		TOTAL	147,870

		Real Estate--0.3%
50,000		Trizec Finance, Sr. Note, 10.875%, 10/15/2005	50,500

		TOTAL CANADA	198,370

		LUXEMBOURG--0.2%
		Telecommunication & Cellular--0.2%
50,000		Millicom International Cellular SA, Sr. Disc. Note, 0/13.50%, 6/1/2006	42,750

		MEXICO--6.8%
		Sovereign--4.2%
850,000		Mexico Government of, Brady Par, Series W-B, 6.25%, 12/31/2019	709,750

		Telecommunication & Cellular--2.6%
500,000		Alestra SA, Sr. Note, 12.625%, 5/15/2009	450,000

		TOTAL	1,159,750

		MOROCCO--3.4%
		Sovereign--3.4%
639,474		Morocco, FRN, 6.84%, 1/1/2009	572,329

		NETHERLANDS--0.1%
		Cable Television--0.1%
50,000		United Pan-Europe Communications, Sr. Disc. Note, Series B, 11/01/2009	24,500

		PANAMA--0.7%
		Sovereign--0.7%
150,000		Panama, Government of, Bond, 8.875%, 9/30/2027	126,324

		PERU--3.4%
		Sovereign--3.4%
950,000		Peru, Government of, Brady Bond, 4.50%, 3/07/2017	571,188

		PHILIPPINES--1.4%
		Sovereign--1.4%
250,000		Philippines, Government of, 8.875%, 4/15/2008	231,056

Principal Amount			Value in U.S. Dollars
		INTERNATIONAL BONDS--continued
		RUSSIA--2.7%
		Sovereign--2.7%
$200,000		Russia, Government of, Series REGS, 11.00%, 7/24/2018	$148,055
200,000		Russia, Government of, Unsub., Series REGS, 12.75%, 6/24/2028	172,436
175,000		Russia, Government of, Unsub., Series REGS, 8.75%, 7/24/2005	135,063

		TOTAL	455,554

		SOUTH AFRICA--2.0%
		Sovereign--2.0%
350,000		South Africa, Government of, Sr. Unsub., 9.125%, 5/19/2009	342,125

		SWEDEN--0.3%
		Surface Transportation--0.3%
50,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	44,000

		TURKEY--1.2%
		Sovereign--1.2%
200,000		Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030	212,500

		VENEZUELA--1.6%
		Sovereign--1.6%
200,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	131,690
178,570		Venezuela, Government of, FRN Deb., 12/18/2007	145,758

		TOTAL	277,448

		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $5,722,992)	5,943,933

		U.S. GOVERNMENT AGENCIES--31.8%
		Long-Term Government Obligations--31.8%
953,678		Federal Home Loan Mortgage Corporation, 6.50%, 4/1/2015	920,004
1,548,752		Federal National Mortgage Association, 6.50%, 4/1/2029	1,460,178
945,619		Federal National Mortgage Association, 7.00%, 6/1/2029	912,815
238,152		Federal National Mortgage Association, 7.50%, 10/1/2029	234,727
153,285		Government National Mortgage Association, 7.00%, 9/15/2029	149,022
837,564		Government National Mortgage Association, 7.50%, 2/15/2028	831,542
Principal Amount			Value in U.S. Dollars
		U.S. GOVERNMENT AGENCIES--continued
		Long-Term Government Obligations--continued
$403,742		Government National Mortgage Association, 8.00%, 12/15/2023	$410,177
216,623		Government National Mortgage Association, 8.00%, 8/15/2029	218,924
124,602		Government National Mortgage Association, 8.00%, 2/15/2030	125,925
137,196		Government National Mortgage Association, 8.50%, 11/15/2029	140,412

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $5,481,250)	5,403,726

		REPURCHASE AGREEMENT--2.6%[2]
440,000		Warburg Dillon Reed LLC, 6.900%, dated 6/30/2000, due 7/3/2000 (at amortized cost)	440,000

		TOTAL INVESTMENTS (IDENTIFIED COST $16,939,225)[3]	$16,742,934

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At June 30, 2000, these securities amounted to $937,795 which represents 5.5% of net assets.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $16,939,225. The net unrealized depreciation of investments on a federal tax basis amounts to $196,291 which is comprised of $406,999 appreciation and $603,290 depreciation at June 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($16,977,469) at June 30, 2000.

The following acronym is used throughout this portfolio:

FRN	--Floating Rate Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $16,939,225)		$16,742,934
Cash		1,344
Income receivable		261,699
Receivable for investments sold		130,748
Prepaid expenses		32,499

TOTAL ASSETS		17,169,224

Liabilities:
Payable for investments purchased	$180,748
Accrued expenses	11,007

TOTAL LIABILITIES		191,755

Net assets for 1,660,705 shares outstanding		$16,977,469

Net Assets Consist of:
Paid-in capital		$16,643,231
Net unrealized depreciation of investments		(196,291)
Accumulated net realized loss on investments		(162,836)
Undistributed net investment income		693,365

TOTAL NET ASSETS		$16,977,469

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$16,977,469 ÷ 1,660,705 shares outstanding		$10.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Interest			$763,613

Expenses:
Investment adviser fee		$69,753
Administrative personnel and services fee		62,137
Custodian fees		2,712
Transfer and dividend disbursing agent fees and expenses		9,806
Directors'/Trustees' fees		417
Auditing fees		6,140
Legal fees		3,213
Portfolio accounting fees		19,494
Share registration costs		44
Printing and postage		8,016
Insurance premiums		631
Miscellaneous		2,637

TOTAL EXPENSES		185,000

Waiver and reimbursement:
Waiver of investment adviser fee	$(69,753)
Reimbursement of other operating expenses	(45,134)

TOTAL WAIVER AND REIMBURSEMENT		(114,887)

Net expenses			70,113

Net investment income			693,500

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(162,055)
Net change in unrealized depreciation of investments			(180,154)

Net realized and unrealized loss on investments			(342,209)

Change in net assets resulting from operations			$351,291

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Period Ended December 31, 1999 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$693,500	$586,334
Net realized gain (loss) on investments ($(162,055) and $3,560, respectively, as computed for federal tax purposes)	(162,055)	3,415
Net change in unrealized depreciation	(180,154)	(16,137)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	351,291	573,612

Distributions to Shareholders:
Distributions from net investment income	(586,795)	--
Distributions from net realized gains	(3,870)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(590,665)	--

Share Transactions:
Proceeds from sale of shares	1,451,182	15,587,172
Net asset value of shares issued to shareholders in payment of distributions declared	47,213	--
Cost of shares redeemed	(440,875)	(1,461)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,057,520	15,585,711

Change in net assets	818,146	16,159,323

Net Assets:
Beginning of period	16,159,323	--

End of period (including undistributed net investment income of $693,365 and $586,660, respectively)	$16,977,469	$16,159,323

1 For the period from July 7, 1999 (date of initial public investment) to December 31, 1999.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Period Ended December 31,
	2000	1999 [1]
Net Asset Value, Beginning of Period	$10.37	$10.00
Income From Investment Operations:
Net investment income	0.40	0.38
Net realized and unrealized loss on investments	(0.19)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.37

Less Distributions:
Distributions from net investment income	(0.36)	--
Distributions from net realized gains	(0.00)[2]	--

TOTAL DISTRIBUTIONS	(0.36)	--

Net Asset Value, End of Period	$10.22	$10.37

Total Return[3]	2.07%	3.70%

Ratios to Average Net Assets:

Expenses	0.85%[4]	0.85%[4]

Net investment income	8.45%[4]	7.89%[4]

Expense waiver/reimbursement[5]	1.40%[4]	1.73%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,977	$16,159

Portfolio turnover	30%	4%

1 For the period from July 7, 1999 (date of initial public investment) to December 31, 1999.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended June 30, 2000	Period Ended December 31, 1999	[1]
Shares sold	141,670	1,558,185
Shares issued to shareholders in payment of distributions declared	4,628	--
Shares redeemed	(43,630)	(148)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	102,668	1,558,037

1 Reflects operations for the period from July 7, 1999 (date of initial public investment) to December 31, 1999.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. For the six-month period ended June 30, 2000, the Fund's shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For six-month period ended June 30, 2000, the Fund's shares did not incur a shareholder services fee. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-month period ended June 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,248,914 and $975,016 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six-month period ended June 30, 2000, were as follows:

Purchases	$5,728,998
Sales	$4,773,367

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Strategic Income Fund II

Federated Insurance Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Strategic Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313916868

25670 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.